Securities Act File No. 033-73248

Investment Company Act File No. 811-08228

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 126	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 127	[X]

THE TIMOTHY PLAN

(Exact Name of Registrant as Specified in Charter)

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (407) 644-1986

BRIAN MUMBERT

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Name and Address of Agent for Service)

Copies to:

DAVID C. MAHAFFEY, ESQ.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

ROBERT HARTY, ESQ.

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b);

[x] on February 1, 2026, pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1);

[ ] on (date) pursuant to paragraph (a)(1);

[ ] 75 days after filing pursuant to paragraph (a)(2); or

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

February 1, 2026

TIMOTHY PLAN FAMILY OF FUNDS

## SMALL CAP VALUE

| class | ticker | cusip |
|---|---|---|
| A | TPLNX | 887432409 |
| C | TSVCX | 887432839 |

## LARGE/MID CAP VALUE

| class | ticker | cusip |
|---|---|---|
| A | TLVAX | 887432607 |
| C | TLVCX | 887432805 |

## SMALL/MID CAP GROWTH

| class | ticker | cusip |
|---|---|---|
| A | TAAGX | 887432813 |
| C | TCAGX | 887432698 |

## LARGE/MID CAP GROWTH

| class | ticker | cusip |
|---|---|---|
| A | TLGAX | 887432789 |
| C | TLGCX | 887432680 |

## GROWTH & INCOME

| class | ticker | cusip |
|---|---|---|
| A | TGIAX | 887432383 |
| C | TGCIX | 887432375 |

## FIXED INCOME

| class | ticker | cusip |
|---|---|---|
| A | TFIAX | 887432888 |
| C | TFICX | 887432862 |

## HIGH YIELD BOND

| class | ticker | cusip |
|---|---|---|
| A | TPHAX | 887432615 |
| C | TPHCX | 887432599 |

## INTERNATIONAL

| class | ticker | cusip |
|---|---|---|
| A | TPIAX | 887432631 |
| C | TPICX | 887432623 |

## ISRAEL COMMON VALUES

| class | ticker | cusip |
|---|---|---|
| A | TPAIX | 887432565 |
| C | TPCIX | 887432557 |

## DEFENSIVE STRATEGIES

| class | ticker | cusip |
|---|---|---|
| A | TPDAX | 887432581 |
| C | TPDCX | 887432573 |

## STRATEGIC GROWTH

| class | ticker | cusip |
|---|---|---|
| A | TSGAX | 887432763 |
| C | TSGCX | 887432672 |

## CONSERVATIVE GROWTH

| class | ticker | cusip |
|---|---|---|
| A | TCGAX | 887432730 |
| C | TCVCX | 887432664 |

THE U. S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Section 1 | Fund Summaries
This section provides you with an overview of the Funds, including investment objectives, fees and expenses, and historical performance information.
Timothy Plan Small Cap Value Fund	4
Timothy Plan Large/Mid Cap Value Fund	9
Timothy Plan Small/Mid Cap Growth Fund	14
Timothy Plan Large/Mid Cap Growth Fund	19
Timothy Plan Growth & Income Fund	24
Timothy Plan Fixed Income Fund	30
Timothy Plan High Yield Bond Fund	35
Timothy Plan International Fund	40
Timothy Plan Israel Common Values Fund	45
Timothy Plan Defensive Strategies Fund	50
Timothy Plan Strategic Growth Fund	55
Timothy Plan Conservative Growth Fund	61
Section 2 | Description of Our Funds
This section sets forth a general description of important information you should know about each of our Funds.
Traditional Funds	68
Asset Allocation Funds	82
Section 3 | Who Manages Your Money
This section gives you a detailed discussion of our Investment Adviser and Investment Managers.
The Investment Adviser	90
The Investment Managers	91
Section 4 | How You Can Buy and Sell Shares
This section provides the information you need to move money into or out of your account.
What Share Classes We Offer	96
How to Reduce Your Sales Charge	97
How To Buy Shares	99
How To Sell Shares	102
Section 5 | General Information
This section summarizes the Funds’ distribution policies and other general Fund information.
Dividends, Distributions and Taxes	106
Share Class Exchanges	106
Net Asset Value	107
Fair Value Pricing	107
Frequent Trading	107
Distribution and Service Plans	108
Fund Service Providers	108
Code of Ethics	108
Section 6 | Privacy Policy
This section summarizes the Funds’ privacy policies.
Privacy Policy and Customer Identification Program	109
Section 7 | Financial Highlights
This section provides the Funds’ financial performance for the past five fiscal periods.
Timothy Plan Small Cap Value Fund	112
Timothy Plan Large/Mid Cap Value Fund	114
Timothy Plan Small/Mid Cap Growth Fund	116
Timothy Plan Large/Mid Cap Growth Fund	118
Timothy Plan Growth & Income Fund	120
Timothy Plan Fixed Income Fund	122
Timothy Plan High Yield Bond Fund	124
Timothy Plan International Fund	126
Timothy Plan Israel Common Values Fund	128
Timothy Plan Defensive Strategies Fund	130
Timothy Plan Strategic Growth Fund	132
Timothy Plan Conservative Growth Fund	134
Section 8 | For More Information
This section tells you how to obtain additional information relating to the Funds.
More Information	136
Appendix A
Raymond James
Intermediary-Defined Sales Charge Waiver Policies	137
Merrill Lynch
Defined Sales Charge Waiver Policies	140
Edward Jones
Defined Sales Charge Waiver Policies	140
Morgan Stanley
Defined Sales Charge Waiver Policies	142
Wells Fargo Advisors
Defined Sales Charge Waiver Policies	143

PROSPECTUS (CLASS A & C) / 2

Section 1 |	Fund Summaries

The Timothy Plan believes it has a moral and ethical responsibility to invest in a biblically responsible manner. Accordingly, we strive to ensure our Funds do not invest in any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Securities issued by companies engaged in these activities are excluded from the Funds’ portfolios. They are referred to throughout this Prospectus (the “Prospectus”) as “Excluded Securities.” Our Funds will not intentionally purchase excluded Securities.

Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser.

In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 3

FUND SUMMARY

February 1, 2026

Timothy Plan Small Cap Value Fund

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees, to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 97 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 42 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C
Management Fee	0.85%	0.85%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.47%	0.47%
Acquired Funds Fees and Expenses (3)	0.07%	0.07%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.64%	2.39%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)	1.50%	2.25%

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 4

(1)

For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
(3)

Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

(4)

As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive five basis points (5bps) of the management fee paid by the Trust for the fund.

(5)

Also as described in the “Who Manages Your Money,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.

(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	CLASS A	CLASS C (with redemption)	CLASS C (without redemption)
1 Year	$694	$328	$228
3 Years	$1,026	$732	$732
5 Years	$1,380	$1,263	$1,263
10 Years	$2,376	$2,716	$2,716

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

●

The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in affiliated exchange-traded funds (“ETFs”) and in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000® Index (the “Index”). The Fund considers small-cap companies to be those companies within the market capitalization range of the Russell 2000® Index at the time of initial purchase. While the market capitalization range of the Russell 2000® Index changes throughout the year, it undergoes an annual reconstitution in June of each year. As of September 30, 2025, the capitalization range of U.S. stocks comprising the Index is approximately $10 million to $25.8 billion. This Fund invests using a value investing style, including value style ETFs. Value funds and ETFs typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

In determining the allocation between the ETFs and the sub-advised portfolio, the Adviser, in consultation with an outside market strategy group, considers, among other things, the short term versus a longer outlook, market stability and volatility, and whether the environment appears to be in a normal pro-growth, neutral, or contraction cycle.

●

In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price-to-earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a “bottom-up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers and are an alternative to purchasing foreign securities in their national market and currency.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 5

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable. The ETFs are passively managed. They are reviewed at the time of readjustment of the portfolios, which occurs twice a year. Securities that are determined to be in violation of the filters (as a result of changes since the initial review) between adjustment times will be liquidated from the portfolio at the time of the readjustment.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Foreign Risk. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 6

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Dec-20	Mar-20
26.06%	-33.09%

Average Annual Total Returns

(for periods ending on December 31, 2025)

SMALL CAP VALUE	CLASS A (3)			CLASS C
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Return before taxes	-4.98%	5.39%	7.25%	-1.19%	5.79%	7.05%
Return after taxes on distributions (1)	-6.36%	3.64%	5.62%	-3.59%	3.13%	4.71%
Return after taxes on distributions and sale of shares (1)	-2.44%	3.85%	5.44%	0.22%	4.03%	5.14%
Russell 3000 Index (2) (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	17.15%	13.15%	14.29%
Russell 2000 Index (2) (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%	12.81%	6.09%	9.62%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.

(2)

The Russell 3000 Index is an unmanaged index of 3000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Russell 2000 Index is a more closely defined index which is a widely recognized, unmanaged index of 2000 Small Capitalization companies in the United States. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

INVESTMENT ADVISER

Timothy Partners, Ltd.

PORTFOLIO MANAGERS

Art Ally, President and Chief Investment Officer of Timothy Partners, Ltd., the Adviser, has managed the equity allocation of the Fund’s investment portfolio and determined the allocations between ETFs and the sub-advised portfolio since 2019.

Brian Mumbert, Vice President of TPL, and Greg Ally, Vice President of TPL, have served on the investment allocation team since 2025.

SUB-ADVISER

Westwood Management Corp. (“Westwood”) serves as Investment Manager to the Fund.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 7

PORTFOLIO MANAGERS

William E. Costello, CFA® and Matthew R. Lockridge have served the Fund since 2010.
Frederic G. Rowsey, CFA® has served the Fund since 2013.
A. Jordan Latimer, CFA® has served the Fund since 2024.

PURCHASE AND SALE OF SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial adviser or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 8

FUND SUMMARY

February 1, 2026

Timothy Plan Large/Mid Cap Value Fund

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 97 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 42 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C
Management Fee	0.85%	0.85%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.37%	0.37%
Acquired Funds Fees and Expenses (3)	0.10%	0.10%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.57%	2.32%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)	1.41%	2.16%

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 9

(1)

For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
(3)

Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

(4)

As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive five basis points (5bps) of the management fee paid by the Trust for the Fund.

(5)

Also as described in the “Who Manages Your Money,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.

(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	CLASS A	CLASS C (with redemption)	CLASS C (without redemption)
1 Year	$686	$319	$219
3 Years	$1,004	$709	$709
5 Years	$1,344	$1,226	$1,226
10 Years	$2,302	$2,644	$2,644

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

●

The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks and affiliated exchange-traded funds (“ETFs”). The Fund will normally invest at least 80% of the Fund’s total assets in ETFs and in companies whose total market capitalization exceeds $2 billion. This Fund invests using a value investing style, including value style ETFs. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

In determining the allocation between the ETFs and the sub-advised portfolio, among other things, the Adviser, in consultation with an outside market strategy group, considers the short term versus a longer outlook, market stability and volatility, and whether the environment appears to be in a normal pro-growth, neutral, or contraction cycle.

●

In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price-to-earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a “bottom-up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable. The ETFs are passively managed. They are reviewed at the time of readjustment of the portfolios, which occurs twice a year. Securities that are determined to be in violation of the filters (as a result of changes since the initial review) between adjustment times will be liquidated from the portfolio at the time of the readjustment.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 10

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 11

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Jun-20	Mar-20
18.08%	-22.88%

Average Annual Total Returns

(for periods ending on December 31, 2025)

LARGE/MID CAP VALUE	CLASS A (3)			CLASS C
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Return before taxes	-1.01%	6.96%	8.84%	3.12%	7.38%	8.65%
Return after taxes on distributions (1)	-2.95%	5.56%	7.28%	0.23%	5.50%	6.68%
Return after taxes on distributions and sale of shares (1)	0.84%	5.38%	6.87%	3.90%	5.72%	6.66%
S&P 500 Index (2) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	17.88%	14.42%	14.82%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.

(2)

The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

INVESTMENT ADVISER

Timothy Partners, Ltd.

PORTFOLIO MANAGERS

Art Ally, President and Chief Investment Officer of Timothy Partners, Ltd., the Adviser, has managed the equity allocation of the Fund’s investment portfolio and determined the allocations between ETFs and the sub-advised portfolio since 2019.

Brian Mumbert, Vice President of TPL, and Greg Ally, Vice President of TPL, have served on the investment allocation team since 2025.

SUB-ADVISER

Westwood Management Corp. (“Westwood”) serves as Investment Manager to the Fund.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 12

PORTFOLIO MANAGERS

Matthew R. Lockridge has served the Fund since 2012.
Michael H. Wall has served the Fund since 2022.
Corey R. Henegar, CFA® has served the Fund since 2025.

PURCHASE AND SALE OF SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial adviser or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 13

FUND SUMMARY

February 1, 2026

Timothy Plan Small/Mid Cap Growth Fund

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 97 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 42 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C
Management Fee	0.85%	0.85%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.60%	0.60%
Acquired Funds Fees and Expenses (3)	0.01%	0.01%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.71%	2.46%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)	1.61%	2.36%

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 14

(1)

For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
(3)

Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

(4)

As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive ten basis points (10bps) of the management fee paid by the Trust for the Fund.

(5)

Also as described in the “Who Manages Your Money,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.

(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	CLASS A	CLASS C (with redemption)	CLASS C (without redemption)
1 Year	$705	$339	$239
3 Years	$1,050	$757	$757
5 Years	$1,418	$1,302	$1,302
10 Years	$2,450	$2,789	$2,789

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

●

The Fund seeks to achieve its investment strategy by normally investing at least 80% of the Fund’s total assets in stocks of small and mid-cap companies. The Adviser considers small and mid-cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalization of the companies appearing in the Russell MidCap Growth® Index. As of September 30, 2025, the market capitalization of the companies appearing in the Russell MidCap Growth® Index ranged from $1.1 billion to $127.2 billion. The Fund may invest its assets in securities of U.S. companies and foreign companies, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. The Fund may also invest in equity real estate investment trusts (“REITs”).

●

The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

The Fund invests its assets in the securities of a limited number of companies, which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 15

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 16

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Jun-20	Dec-18
24.62%	-20.90%

Average Annual Total Returns

(for periods ending on December 31, 2025)

SMALL/MID CAP GROWTH	CLASS A (3)			CLASS C
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Return before taxes	9.58%	8.68%	10.63%	14.13%	9.09%	10.44%
Return after taxes on distributions (1)	8.74%	7.20%	9.55%	12.88%	7.13%	9.03%
Return after taxes on distributions and sale of shares (1)	6.31%	6.47%	8.47%	9.32%	6.70%	8.21%
Russell 3000 Index (2) (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	17.15%	13.15%	14.29%
Russell Midcap Growth Index (2) (reflects no deduction for fees, expenses or taxes)	8.66%	6.65%	12.49%	8.66%	6.65%	12.49%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

The Russell 3000 Index is an unmanaged index of 3000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Russell Midcap Growth Index is a widely recognized, unmanaged index of Mid Capitalization growth companies in the United States. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

INVESTMENT ADVISER

Timothy Partners, Ltd.

SUB-ADVISER

Chartwell Investment Partners (“Chartwell”) serves as Investment Manager to the Fund.

PORTFOLIO MANAGERS

Frank L. Sustersic, CFA, Senior Portfolio Manager of Chartwell, has been serving the Fund since 2016.
Mark D. Tindall, CFA, Portfolio Manager, has been serving the fund since 2024.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 17

PURCHASE AND SALE OF SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial adviser or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 18

FUND SUMMARY

February 1, 2026

Timothy Plan Large/Mid Cap Growth Fund

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 97 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 42 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C
Management Fee	0.85%	0.85%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.41%	0.41%
Acquired Funds Fees and Expenses (3)	0.06%	0.06%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.57%	2.32%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)	1.44%	2.19%

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 19

(1)

For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
(3)

Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

(4)

As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive five basis points (5bps) of the management fee paid by the Trust for the Fund.

(5)

Also as described in the “Who Manages Your Money,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.

(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	CLASS A	CLASS C (with redemption)	CLASS C (without redemption)
1 Year	$689	$322	$222
3 Years	$1,006	$712	$712
5 Years	$1,347	$1,229	$1,229
10 Years	$2,304	$2,646	$2,646

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

●

The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in larger U.S. stocks and affiliated exchange-traded funds (“ETFs”). Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than $2 billion. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

●

In determining the allocation between the ETFs and the sub-advised portfolio, among other things, the Adviser, in consultation with an outside market strategy group, considers the short term versus a longer outlook, market stability and volatility, and whether the environment appears to be in a normal pro-growth, neutral, or contraction cycle.

●

The Fund invests using a growth investing style, including growth style ETFs. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

The Fund normally invests in a portfolio of securities which includes a broadly diversified number of common stocks that the Fund’s Investment Manager believes show a high probability of superior prospects for above average growth. The Fund’s Investment Manager chooses these securities using a “bottom-up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 20

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable. The ETFs are passively managed. They are reviewed at the time of readjustment of the portfolios, which occurs twice a year. Securities that are determined to be in violation of the filters (as a result of changes since the initial review) between adjustment times will be liquidated from the portfolio at the time of the readjustment.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 21

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
June-20	Mar-20
21.63%	-20.66%

Average Annual Total Returns

(for periods ending on December 31, 2025)

LARGE/MID CAP GROWTH	CLASS A (3)			CLASS C
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Return before taxes	5.42%	10.08%	11.07%	9.85%	10.53%	10.87%
Return after taxes on distributions (1)	2.72%	8.11%	9.68%	5.68%	7.78%	9.00%
Return after taxes on distributions and sale of shares (1)	5.29%	7.72%	8.87%	9.06%	8.04%	8.62%
Russell 1000 Index (2) (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%	17.37%	13.59%	14.59%
Russell 1000 Growth Index (2) (reflects no deduction for fees, expenses or taxes)	18.70%	15.35%	18.14%	18.70%	15.35%	18.14%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

The Russell 1000 Index is an unmanaged index of 1000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Russell 1000 Growth Index is a more growth oriented sub-set of the Russell 1000 Index that is a widely recognized, unmanaged index of 1000 large-capitalization companies in the United States. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

INVESTMENT ADVISER

Timothy Partners, Ltd.

PORTFOLIO MANAGERS

Art Ally, President and Chief Investment Officer of Timothy Partners, Ltd., the Adviser, has managed the equity allocation of the Fund’s investment portfolio and determined the allocations between ETFs and the sub-advised portfolio since 2019.

Brian Mumbert, Vice President of TPL, and Greg Ally, Vice President of TPL, have served on the investment allocation team since 2025.

SUB-ADVISER

Chartwell Investment Partners (“Chartwell”) serves as Investment Manager to the Fund.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 22

PORTFOLIO MANAGERS

Frank L. Sustersic, CFA, Senior Portfolio Manager of Chartwell, has served the Fund since 2016.
Mark D. Tindall, CFA, Portfolio Manager, has been serving the fund since 2024.

PURCHASE AND SALE OF SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial adviser or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 23

FUND SUMMARY

February 1, 2026

Timothy Plan Growth & Income Fund

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide total return through a combination of growth and income and preservation of capital in declining markets.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 97 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 42 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)(2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C
Management Fee	0.85%	0.85%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.98%	0.98%
Acquired Funds Fees and Expenses (3)	0.27%	0.27%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	2.35%	3.10%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	(0.51)%	(0.51)%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)	1.84%	2.59%

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 24

(1)

For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
(3)

Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

(4)

As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive fifteen basis points (15bps) of the management fee paid by the Trust for the Fund.

(5)

Also as described in the “Who Manages Your Money,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.

(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	CLASS A	CLASS C (with redemption)	CLASS C (without redemption)
1 Year	$727	$362	$262
3 Years	$1,197	$909	$909
5 Years	$1,693	$1,581	$1,581
10 Years	$3,051	$3,376	$3,376

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its goal, the Fund will invest varying percentages of the Fund’s total assets in the investment allocations set forth below:

●

To achieve its goals, the Fund primarily invests in equity securities (currently affiliated Exchange-Traded Funds (“ETFs”)), and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities. The Adviser is responsible for determining the allocation of Fund assets to be invested in equity and fixed income securities. The Adviser will adjust those allocations from time to time in response to market changes.

●

The Fund’s fixed income holdings invest at least 80% of its assets in a diversified portfolio of corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The Investment Manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similarly rated securities.

●

In managing the fixed income securities, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The fixed income holdings are meant to anticipate shifts in the business cycle and assists in determining types of bonds and industry sectors to target. In choosing individual securities, the fixed income portion of the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Investment Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Investment Manager’s investment criteria.

●	The Fund’s equity securities sector currently consists of affiliated ETFs.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 25

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable. The ETFs are passively managed. They are reviewed at the time of readjustment of the portfolios, which occurs twice a year. Securities that are determined to be in violation of the filters (as a result of changes since the initial review) between adjustment times will be liquidated from the portfolio at the time of the readjustment.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Sovereign Debt Risk. The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 26

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Dec-20	Mar-20
8.51%	-16.65%

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 27

Average Annual Total Returns

(for periods ending on December 31, 2025)

GROWTH & INCOME	CLASS A (3)			CLASS C
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Return before taxes	0.32%	1.85%	1.90%	4.33%	2.24%	1.71%
Return after taxes on distributions (1)	-0.15%	1.10%	1.36%	4.02%	1.68%	1.30%
Return after taxes on distributions and sale of shares (1)	0.39%	1.32%	1.39%	2.69%	1.66%	1.28%
S&P 500 Index (2) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	17.88%	14.42%	14.82%
Timothy Growth & Income Fund Blended Index (2) (reflects no deduction for fees, expenses or taxes)	12.48%	6.69%	7.32%	12.48%	6.69%	7.32%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.

(2)

The S&P 500 Index is an unmanaged index of companies in the United States, and reflects the broad market sector for the Fund. The Timothy Growth & Income Fund Blended Index reflects an unmanaged portfolio of 40% of the Bloomberg US Aggregate Bond Index and 60% of the Russell 1000 Value Index. The Indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

INVESTMENT ADVISER

Timothy Partners, Ltd.

PORTFOLIO MANAGERS

Art Ally, President and Chief Investment Officer of Timothy Partners, Ltd., the Adviser, has managed the equity allocation of the Fund’s investment portfolio and determined the allocations between ETFs and the sub-advised portfolio since 2019.

Brian Mumbert, Vice President of TPL, and Greg Ally, Vice President of TPL, have served on the investment allocation team since 2025.

SUB-ADVISER

Effective May 1, 2019, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) serves as Investment Manager to the fixed income allocation of the Fund’s investment portfolio.

PORTFOLIO MANAGERS

Mr. J. Scott McDonald, CFA, and Ms. Deborah A Petruzzelli, have served the Fund since 2019.

Mr. Justin A. Martin, CFA, and Mr. Matthew K. Routh, CFA, have served the Fund since 2021.

PURCHASE AND SALE OF SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial adviser or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 28

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 29

FUND SUMMARY

February 1, 2026

Timothy Plan Fixed Income Fund

INVESTMENT OBJECTIVE

The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 97 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 42 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)	4.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C
Management Fee	0.60%	0.60%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.35%	2.10%
Fee Waivers and/or Expense Reimbursements (3)(4)(5)	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)	1.15%	1.90%

(1)

For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 0.50% on purchases of shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 30

(3)

As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive twenty basis points (20bps) of the management fee paid by the Trust for the Fund.

(4)

Also as described in the “Who Manages Your Money,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.

(5)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	CLASS A	CLASS C (with redemption)	CLASS C (without redemption)
1 Year	$562	$293	$193
3 Years	$840	$639	$639
5 Years	$1,138	$1,111	$1,111
10 Years	$1,984	$2,415	$2,415

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

●

To achieve its goal, the Fund normally invests at least 80% of its assets in a diversified portfolio of corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The Investment Manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similarly rated securities.

●

In managing the portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 31

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk. A change in the economic environment that causes interest rates to rise back to more historically “normal” levels could have a pronounced negative effect on the Fund.

Credit Risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may not be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Sovereign Debt Risk. The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 32

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Dec-23	Mar-22
6.74%	-5.31%

Average Annual Total Returns

(for periods ending on December 31, 2025)

FIXED INCOME	CLASS A (3)			CLASS C
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Return before taxes	1.64%	-1.78%	0.52%	4.66%	-1.61%	0.22%
Return after taxes on distributions (1)	0.40%	-2.62%	-0.25%	3.63%	-2.22%	-0.27%
Return after taxes on distributions and sale of shares (1)	0.96%	-1.70%	0.06%	2.74%	-1.47%	-0.04%
Bloomberg US Aggregate Bond Index (2) (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	7.30%	-0.36%	2.01%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.

(2)

Bloomberg US Aggregate Bond Index is a benchmark index composed of US Securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

INVESTMENT ADVISER

Timothy Partners, Ltd.

SUB-ADVISER

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) serves as Investment Manager to the Fund.

PORTFOLIO MANAGERS

Mr. J. Scott McDonald, CFA, and Ms. Deborah A. Petruzzelli, have served the Fund since 2004.
Mr. Justin A. Martin, CFA, and Mr. Matthew K. Routh, CFA, have served the Fund since 2021.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 33

PURCHASE AND SALE OF SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial adviser or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 34

FUND SUMMARY

February 1, 2026

Timothy Plan High Yield Bond Fund

INVESTMENT OBJECTIVE

The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 97 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 42 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)	4.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C
Management Fee	0.60%	0.60%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.44%	0.44%
Acquired Funds Fees and Expenses (3)	0.01%	0.01%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.30%	2.05%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)	1.20%	1.95%

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 35

(1)

For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 0.50% on purchases of shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
(3)

Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

(4)

As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive ten basis points (10bps) of the management fee paid by the Trust for the Fund.

(5)

Also as described in the “Who Manages Your Money,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.

(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	CLASS A	CLASS C (with redemption)	CLASS C (without redemption)
1 Year	$567	$298	$198
3 Years	$834	$633	$633
5 Years	$1,122	$1,094	$1,094
10 Years	$1,939	$2,371	$2,371

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

●

To achieve its goal, the Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield fixed income securities. These include corporate bonds, mortgage-backed securities, convertible securities and preferred securities. The Investment Manager will generally purchase securities for the Fund that are not investment grade, meaning securities with a rating of “BB” or lower as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similarly rated securities.

●

In managing its portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 36

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk. A change in the economic environment that causes interest rates to rise back to more historically “normal” levels could have a pronounced negative effect on the Fund.

Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Credit Risk. High Yield securities are subject to greater risk of loss than investment grade securities. The degree of risk for a particular security may not be reflected in its credit rating, and high yield securities may be particularly subject to this risk. Bonds rated, at the time of purchase, BB or lower by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 37

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Jun-20	Mar-20
13.60%	-15.71%

Average Annual Total Returns

(for periods ending on December 31, 2025)

HIGH YIELD BOND	CLASS A (3)			CLASS C
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Return before taxes	2.74%	2.91%	5.08%	5.64%	3.10%	4.77%
Return after taxes on distributions (1)	0.50%	0.81%	3.13%	3.67%	1.35%	3.19%
Return after taxes on distributions and sale of shares (1)	1.58%	1.27%	3.05%	3.31%	1.59%	3.00%
ICE BofA U.S. Broad Market Bond Index (2) (reflects no deduction for fees, expenses or taxes)	7.16%	-0.40%	2.02%	7.16%	-0.40%	2.02%
Bloomberg U.S. High-Yield Ba/B 3% Issuer Cap Index (2) (reflects no deduction for fees, expenses or taxes)	8.78%	4.12%	6.16%	8.78%	4.12%	6.16%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.

(2)

The ICE BofA U.S. Broad Market Bond Index is an unmanaged index of corporate bond issues in the United States, and therefore reflects the broad market sector for the Fund. The Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index is an issuer-constrained version of the flagship U.S. Corporate High Yield Index, which measures the USD-denominated, high yield, fixed-rate corporate bond market. The indices assume reinvestment of all distributions and do not reflect any asset-based charges for investment management or other expenses.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

INVESTMENT ADVISER

Timothy Partners, Ltd.

SUB-ADVISER

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) serves as Investment Manager to the Fund.

PORTFOLIO MANAGERS

Chet S. Paipanandiker has served the Fund since 2017.
Nicholas C. Losey, CFA, has served the Fund since 2018.
Michael A. Trahan, CFA, CPA, has served the Fund since 2021.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 38

PURCHASE AND SALE OF SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial adviser or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 39

FUND SUMMARY

February 1, 2026

Timothy Plan International Fund

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 97 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 42 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C
Management Fee	1.00%	1.00%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.42%	0.42%
Acquired Funds Fees and Expenses (3)	0.01%	0.01%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.68%	2.43%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)	1.63%	2.38%

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 40

(1)

For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
(3)

Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

(4)

As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive five basis points (5bps) of the management fee paid by the Trust for the Fund.

(5)

Also as described in the “Who Manages Your Money,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.

(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	CLASS A	CLASS C (with redemption)	CLASS C (without redemption)
1 Year	$707	$341	$241
3 Years	$1,046	$753	$753
5 Years	$1,408	$1,291	$1,291
10 Years	$2,424	$2,763	$2,763

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

●

The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies (companies domiciled in countries other than the United States), without regard to market capitalizations.

●

The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●	The Fund allocates investments across countries and regions at the Manager’s discretion.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 41

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Foreign Risk. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Currency Risk. Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 42

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
June-20	Mar-20
21.04%	-21.51%

Average Annual Total Returns

(for periods ending on December 31, 2025)

INTERNATIONAL	CLASS A (3)			CLASS C
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Return before taxes	21.30%	5.65%	6.85%	26.47%	6.04%	6.66%
Return after taxes on distributions (1)	20.67%	5.55%	6.68%	26.03%	5.96%	6.57%
Return after taxes on distributions and sale of shares (1)	12.88%	4.52%	5.56%	15.82%	4.72%	5.36%
MSCI AC World Index ex USA Net (USD) (2) (reflects no deduction for fees, expenses or taxes)	32.38%	7.91%	8.41%	32.38%	7.91%	8.41%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.

(2)

The MSCI AC World Index ex USA Net (USD) captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 24 Emerging Markets countries. With 1,973 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

INVESTMENT ADVISER

Timothy Partners, Ltd.

SUB-ADVISER

Eagle Global Advisors, LLC (“Eagle”) serves as Investment Manager to the Fund.

PORTFOLIO MANAGERS

Edward R. Allen III, PhD., CFA, Senior Partner; Steven S. Russo, Senior Partner, Brian S. Quattrucci, CFA, Senior Vice President; and John F. Gualy, CFA, Senior Partner, of Eagle, have served the Fund since 2007.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 43

PURCHASE AND SALE OF SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial adviser or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 44

FUND SUMMARY

February 1, 2026

Timothy Plan Israel Common Values Fund

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 97 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 42 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C
Management Fee	1.00%	1.00%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.46%	0.46%
Total Annual Fund Operating Expenses	1.71%	2.46%

(1)

For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 45

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	CLASS A	CLASS C (with redemption)	CLASS C (without redemption)
1 Year	$714	$349	$249
3 Years	$1,059	$767	$767
5 Years	$1,427	$1,311	$1,311
10 Years	$2,458	$2,796	$2,796

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

●

The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (“ADRs”) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

●

The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Country-Specific Risk. The Fund invests in Israeli securities, and Israel is subject to unique political and economic risks, which also includes the higher propensity for military conflicts on its borders. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The Fund’s investments in the securities of Israel may experience more rapid and

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 46

extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Currency Risk. Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 47

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Jun-25	Mar-20
35.50%	-22.78%

Average Annual Total Returns

(for periods ending on December 31, 2025)

ISRAEL COMMON VALUES	CLASS A (3)			CLASS C
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Return before taxes	47.67%	11.99%	13.02%	54.08%	12.41%	12.79%
Return after taxes on distributions (1)	46.91%	11.94%	12.89%	53.46%	12.34%	12.68%
Return after taxes on distributions and sale of shares (1)	28.61%	9.67%	10.95%	32.34%	9.95%	10.72%
Israel TA-125 Index (2) (reflects no deduction for fees, expenses or taxes)	71.63%	18.67%	13.01%	71.63%	18.67% %	13.01%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

The TA-125 Index is TASE’s most significant index and considered as the Israel Economy Benchmark Index. TA-125 financial products are the most popular among TASE Indices. The index consists of the 125 shares with the highest market capitalization that are included in the TA-35 and TA-90 indices.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

INVESTMENT ADVISER

Timothy Partners, Ltd.

SUB-ADVISER

Eagle Global Advisors, LLC (“Eagle”) serves as the Investment Manager to the Fund.

PORTFOLIO MANAGERS

Edward R. Allen, III, PhD, CFA, Senior Partner; Steven S. Russo, Senior Partner, Brian S. Quattrucci, CFA, Senior Vice President; and John F. Gualy, CFA, Senior Partner, of Eagle, have served the Fund since its inception in 2011.

PURCHASE AND SALE OF SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial adviser or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 48

subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 49

FUND SUMMARY

February 1, 2026

Timothy Plan Defensive Strategies Fund

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 97 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 42 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C
Management Fee	0.60%	0.60%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.51%	0.51%
Acquired Funds Fees and Expenses (3)	0.10%	0.10%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.46%	2.21%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	(0.12)%	(0.12)%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements)	1.34%	2.09%

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 50

(1)

For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
(3)

Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

(4)

As described in the “Who Manages Your Money,” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive five basis points (5bps) of the management fee paid by the Trust for the Fund.

(5)

Also as described in the “Who Manages Your Money,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.

(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	CLASS A	CLASS C (with redemption)	CLASS C (without redemption)
1 Year	$679	$312	$212
3 Years	$975	$680	$680
5 Years	$1,293	$1,174	$1,174
10 Years	$2,191	$2,535	$2,535

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its goal, the Fund will invest varying percentages of the Fund’s total assets in the investment allocations set forth below:

●

Real Estate Investment Trusts (“REITs”), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

●

Commodities-based securities, including but not limited to, affiliated exchange-traded funds (“ETFs”), other pooled investment fund securities, and commodities-related stocks, for the purpose of providing the opportunity to invest in inflation-sensitive physical commodities and/or commodities futures markets. ETFs are investment securities that are registered as investment companies and invest in a basket of other securities, mostly common stocks that are included in a specific index. Pooled investment fund securities are securities that invest in a basket of other securities, mainly stocks, but are not registered as investment companies and do not trade on an exchange.

●

Various fixed income securities and Treasury Inflation Protected-Securities (“TIPS”). TIPS have coupon payments and underlying principal that are automatically increased to compensate for inflation as measured by the consumer price index (“CPI”). The fixed income securities in which the Fund may invest, other than TIPS, include U.S. Treasury bills, notes and bonds, corporate notes and bonds, and federal agency-issued securities.

●	Cash and cash equivalents.

●

During times of significant market upheaval, the Fund may take positions that are inconsistent with the Fund’s principal investment strategies. During such times, the Fund may take large, small, or even no position in any one or more of the Asset Classes, may invest in gold and other eligible precious metals to the maximum extent allowed, and/or may hold some or all of the Fund’s assets in cash and/or cash equivalents. When the Fund takes such positions, it will not be investing in accordance with its principal investment strategies and may not achieve its stated investment objective.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 51

●

The Fund and the ETFs will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable.

●

Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. To allow for optimal flexibility, the Fund is classified as a “non-diversified” fund, and, as such the Fund’s portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as “diversified.”

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Real Estate Investment Trust Risk. The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Commodities-based Exchange-Traded Funds. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.

Treasury Inflation-Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Adviser and Investment Managers.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

Credit Risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities (including certain REITs) and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

Non-Diversification Risk. Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 52

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Jun-20	Mar-20
12.51%	-13.02%

Average Annual Total Returns

(for periods ending on December 31, 2025)

DEFENSIVE STRATEGIES	CLASS A (3)			CLASS C
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Return before taxes	17.17%	7.05%	6.26%	22.04%	7.46%	6.06%
Return after taxes on distributions (1)	16.79%	6.37%	5.74%	21.97%	6.98%	5.70%
Return after taxes on distributions and sale of shares (1)	10.16%	5.30%	4.84%	13.05%	5.71%	4.74%
Russell 3000 Index (2) (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	17.15%	13.15%	14.29%
Timothy Defensive Strategies Fund Blended Index(2) (reflects no deduction for fees, expenses or taxes)	7.93%	6.79%	4.89%	7.93%	6.79%	4.89%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 53

(2)

The Russell 3000 Index is an unmanaged index of 3000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Timothy Defensive Strategies Fund Blended Index reflects an unmanaged portfolio of 33% of the BB U.S. Treasury: 1-3 years Index, 33% of the BB Commodity Index and 34% of the MSCI U.S. REIT Gross (USD) Index. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

INVESTMENT ADVISER

Timothy Partners, Ltd. manages the cash and ETFs allocation and the precious metals allocation of the Fund.

PORTFOLIO MANAGERS

Art Ally, President and Chief Investment Officer of Timothy Partners, Ltd., the Adviser, has managed the equity allocation of the Fund’s investment portfolio and determined the allocations between ETFs and the sub-advised portfolio since 2019.

Brian Mumbert, Vice President of TPL, and Greg Ally, Vice President of TPL, have served on the investment allocation team since 2025.

SUB-ADVISER

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) serves as Investment Manager of the Debt Instrument allocation of the Fund. Chilton Capital Management, LLC (“Chilton”) serves as Investment Manager of the REITs allocation of the Fund. CoreCommodity Management, LLC (“Core”) serves as Investment Manager of the Commodity allocation of the Fund.

PORTFOLIO MANAGERS

Mr. J. Scott McDonald, CFA, has served the Fund since 2009. Mr. Matthew K. Routh, CFA, and Mr. Justin A. Martin, CFA, have served the Fund since 2022. They manage the TIPS allocation of the Fund.

Bruce G. Garrison, CFA, and Matt Werner of Chilton, have served the Fund as co-portfolio managers since 2020. They manage the REIT allocation of the Fund.

Adam C. De Chiara, of Core, has served the Fund since 2011. Douglas Daly, of Core, has served the Fund since 2025. They manage the Commodity allocation of the Fund.

PURCHASE AND SALE OF SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial adviser or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 54

FUND SUMMARY

February 1, 2026

Timothy Plan Strategic Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Fund is to generate medium to high levels of long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 97 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 42 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)(2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C
Management Fee	0.15%	0.15%
Distribution/Service (12b-1 Fees)	0.25%	0.75%
Other Expenses	0.54%	0.54%
Acquired Funds Fees and Expenses (3)	0.81%	0.81%
Total Annual Fund Operating Expenses	1.75%	2.25%

(1)

For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
(3)

Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 55

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	CLASS A	CLASS C (with redemption)	CLASS C (without redemption)
1 Year	$718	$328	$228
3 Years	$1,071	$703	$703
5 Years	$1,447	$1,205	$1,205
10 Years	$2,499	$2,585	$2,585

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds and ETFs according to the following approximate range of percentages:

TIMOTHY PLAN TRADITIONAL FUNDS	% OF FUND’S NET ASSETS INVESTED IN TRADITIONAL FUNDS
Fixed Income Fund	0-30%
High Yield Bond Fund	0-15%
International Fund	0-20%

TIMOTHY PLAN EXCHANGE-TRADED FUNDS	% OF FUND’S NET ASSETS INVESTED IN ETFS
US Large/Mid Cap Core ETF	0-40%
High Dividend Stock ETF	0-20%
US Small Cap Core ETF	0-20%
International ETF	0-30%

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, and will reallocate for any new underlying funds in which the Fund may elect to invest. The Adviser also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 56

PORTFOLIO RISK

The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

Commodities-based Exchange-Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side); therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Fund’s return to be lower.

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks which also includes the higher propensity for military conflicts on its borders. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs) and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 57

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. An Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/ or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Fund’s performance could suffer.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 58

less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Treasury Inflation-Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Jun-20	Mar-20
13.73%	-18.01%

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 59

Average Annual Total Returns

(for periods ending on December 31, 2025)

STRATEGIC GROWTH	CLASS A (3)			CLASS C
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Return before taxes	6.79%	3.26%	4.44%	11.45%	3.79%	4.31%
Return after taxes on distributions (1)	6.49%	2.44%	3.84%	11.22%	2.94%	3.68%
Return after taxes on distributions and sale of shares (1)	4.22%	2.45%	3.45%	6.94%	2.85%	3.34%
Russell 3000 Index (2) (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	17.15%	13.15%	14.29%
Dow Jones Moderately Aggressive Portfolio Index(2) (reflects no deduction for fees, expenses or taxes)	16.73%	7.64%	9.35%	16.73%	7.64%	9.35%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.

(2)

The Russell 3000 Index is an unmanaged index of 3000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Dow Jones Moderately Aggressive Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderately Aggressive Portfolio Index risk level is set to 80% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). It is not possible to invest directly in an index. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

INVESTMENT ADVISER

Timothy Partners, Ltd.

PORTFOLIO MANAGERS

Art Ally, President and Chief Investment Officer of Timothy Partners, Ltd., the Adviser, has managed the equity allocation of the Fund’s investment portfolio and determined the allocations between the various ETFs since 2019.

Brian Mumbert, Vice President of TPL, and Greg Ally, Vice President of TPL, have served on the investment allocation team since 2025.

PURCHASE AND SALE OF SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial adviser or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 60

FUND SUMMARY

February 1, 2026

Timothy Plan Conservative Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Fund is to generate moderate levels of long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 97 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 42 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)(2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C
Management Fee	0.15%	0.15%
Distribution/Service (12b-1 Fees)	0.25%	0.75%
Other Expenses	0.50%	0.50%
Acquired Funds Fees and Expenses (3)	0.89%	0.89%
Total Annual Fund Operating Expenses	1.79%	2.29%

(1)

For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
(3)

Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 61

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	CLASS A	CLASS C (with redemption)	CLASS C (without redemption)
1 Year	$722	$332	$232
3 Years	$1,082	$715	$715
5 Years	$1,466	$1,225	$1,225
10 Years	$2,539	$2,626	$2,626

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds and ETFs according to the following approximate range of percentages:

TIMOTHY PLAN TRADITIONAL FUNDS	% OF FUND’S NET ASSETS INVESTED IN TRADITIONAL FUNDS
Fixed Income Fund	20-40%
High Yield Bond Fund	0-15%
International Fund	0-20%

TIMOTHY PLAN EXCHANGE-TRADED FUNDS	% OF FUND’S NET ASSETS INVESTED IN ETFS
US Large/Mid Cap Core ETF	0-30%
High Dividend Stock ETF	0-25%
US Small Cap Core ETF	0-15%
International ETF	0-25%

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, and will reallocate for any new underlying funds in which the Fund may elect to invest. The Adviser also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 62

PORTFOLIO RISK

The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

Commodities-based Exchange-Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Fund’s return to be lower.

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks which also includes the higher propensity for military conflicts on its borders. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs) and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 63

Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) may be subject to greater risk of loss of principal and interest than investments in higher-rated, fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. An Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/ or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 64

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Fund’s performance could suffer.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Treasury Inflation-Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index and an index that is more representative of the Fund’s investment strategy. The bar chart shows the investment returns of the Fund’s Class A shares. These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 65

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER
Jun-20	Mar-20
10.75%	-12.59%

Average Annual Total Returns

(for periods ending on December 31, 2025)

CONSERVATIVE GROWTH	CLASS A (3)			CLASS C
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Return before taxes	4.45%	1.72%	3.35%	9.11%	2.26%	3.23%
Return after taxes on distributions (1)	4.12%	0.90%	2.72%	8.88%	1.49%	2.61%
Return after taxes on distributions and sale of shares (1)	2.78%	1.16%	2.52%	5.50%	1.63%	2.45%
Russell 3000 Index (2) (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	17.15%	13.15%	14.29%
Dow Jones Moderate Portfolio Index (2) (reflects no deduction for fees, expenses or taxes)	13.82%	5.31%	7.32%	13.82%	5.31%	7.32%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.

(2)

The Russell 3000 Index is an unmanaged index of 3000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Dow Jones Moderate Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). It is not possible to invest directly in an index. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

INVESTMENT ADVISER

Timothy Partners, Ltd.

PORTFOLIO MANAGERS

Art Ally, President and Chief Investment Officer of Timothy Partners, Ltd., the Adviser, has managed the equity allocation of the Fund’s investment portfolio and determined the allocations between the various ETFs since 2019.

Brian Mumbert, Vice President of TPL, and Greg Ally, Vice President of TPL, have served on the investment allocation team since 2025.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 66

PURCHASE AND SALE OF SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial adviser or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts. If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 67

Section 2 |	Description of Our Funds

Traditional Funds

TIMOTHY PLAN SMALL CAP VALUE FUND

The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income. The Fund seeks to achieve its investment objective by:

●

The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in affiliated exchange-traded funds (“ETFs”) and in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000® Index (the “Index”). The Fund considers small-cap companies to be those companies within the market capitalization range of the Russell 2000® Index at the time of initial purchase. While the market capitalization range of the Russell 2000® Index changes throughout the year, it undergoes an annual reconstitution in June of each year. As of September 30, 2025, the capitalization range of U.S. stocks comprising the Index is approximately $10 million to $25.18 billion. This Fund invests using a value investing style, including value style ETFs. Value funds and ETFs typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

In determining the allocation between the ETFs and the sub-advised portfolio, the Adviser, in consultation with an outside market strategy group, considers, among other things, the short term versus a longer outlook, market stability and volatility, and whether the environment appears to be in a normal pro-growth, neutral, or contraction cycle.

●

In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price-to-earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a “bottom-up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers and are an alternative to purchasing foreign securities in their national market and currency.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

●	The Fund may, from time to time, invest in affiliated investment companies to the Trust.

The Fund is subject to the following Principal Risks:

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 68

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Foreign Risk. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income. The Fund seeks to achieve its investment objective by:

●

The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in larger U.S. stocks and affiliated exchange-traded funds (“ETFs”). Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than $2 billion. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

●

In determining the allocation between the ETFs and the sub-advised portfolio, among other things, the Adviser, in consultation with an outside market strategy group, considers the short term versus a longer outlook, market stability and volatility, and whether the environment appears to be in a normal pro-growth, neutral, or contraction cycle.

●

In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price-to-earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a “bottom-up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 69

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

●	The Fund may, from time to time, invest in affiliated investment companies to the Trust.

The Fund is subject to the following Principal Risks:

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND

The investment objective of this Fund is to provide you with long-term growth of capital. The Fund attempts to achieve its investment objective by:

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 70

●

The Fund seeks to achieve its investment strategy by normally investing at least 80% of the Fund’s total assets in stocks of small and mid-cap companies. The Adviser considers small and mid-cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalization of the companies appearing in the Russell MidCap Growth® Index. As of September 30, 2025, the market capitalization of the companies appearing in the Russell MidCap Growth® Index ranged from $1.1 billion to $127.2 billion. The Fund may invest its assets in securities of U.S. companies and foreign companies, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. The Fund may also invest in equity real estate investment trusts (“REITs”).

●

The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

The Fund invests its assets in the securities of a limited number of companies, which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

The Fund is subject to the following Principal Risks:

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices;

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 71

infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

The investment objective of this Fund is to provide you with long-term growth of capital. The Fund seeks to achieve its investment objective by:

●

The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in larger U.S. stocks and affiliated exchange-traded funds (“ETFs”). Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than $2 billion. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

●

In determining the allocation between the ETFs and the sub-advised portfolio, among other things, the Adviser, in consultation with an outside market strategy group, considers the short term versus a longer outlook, market stability and volatility, and whether the environment appears to be in a normal pro-growth, neutral, or contraction cycle.

●

The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

The Fund normally invests in a portfolio of securities which includes a broadly diversified number of common stocks that the Fund’s Investment Manager believes show a high probability of superior prospects for above average growth. The Fund’s Investment Manager chooses these securities using a “bottom-up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

●	The Fund may, from time to time, invest in affiliated investment companies to the Trust.

The Fund is subject to the following Principal Risks:

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 72

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

TIMOTHY PLAN GROWTH & INCOME FUND

The investment objective of this Fund is to provide total return through a combination of growth and income and preservation of capital in declining markets.

●

To achieve its goals, the Fund primarily invests in equity securities, generally affiliated Exchange-Traded Funds (“ETFs”), and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities. The Adviser is responsible for determining the allocation of Fund assets to be invested in equity and fixed income securities. In determining the allocation between the ETFs and the fixed income portfolio, among other things, the Adviser, in consultation with an outside market strategy group, considers the short term versus a longer outlook, market stability and volatility, and whether the environment appears to be in a normal pro-growth, neutral, or contraction cycle.

●

The Fund’s fixed income holdings invest at least 80% of its assets in a diversified portfolio of corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The Investment Manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similarly rated securities.

●

In managing the fixed income securities, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The fixed income holdings are meant to anticipate shifts in the business cycle and assists in determining types of bonds and industry sectors to target. In choosing individual securities, the fixed income portion of the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Investment Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Investment Manager’s investment criteria.

●

The Fund’s equity securities are sold when such considerations as valuation, earnings and relative price strength are determined to warrant a sale. The Adviser reviews a stock if there is a major change in its corporate structure or management.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 73

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. The ETFs are passively managed. They are reviewed at the time of readjustment of the portfolios, which occurs twice a year. Securities that are determined to be in violation of the filters (as a result of changes since the initial review) between adjustment times will be liquidated from the portfolio at the time of the readjustment.

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Sovereign Debt Risk. The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 74

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Investing In Other Affiliated Funds Risk. The Fund invests in the securities of other affiliated investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

TIMOTHY PLAN FIXED INCOME FUND

The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk. The Fund attempts to achieve its investment objective by:

●

To achieve its goal, the Fund normally invests at least 80% of its assets in a diversified portfolio of corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The Investment Manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similarly rated securities.

●

In managing the portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

The Fund is subject to the following Principal Risks:

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk. A change in the economic environment that causes interest rates to rise back to more historically “normal” levels could have a pronounced negative effect on the Fund.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 75

Credit Risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may not be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Sovereign Debt Risk. The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

TIMOTHY PLAN HIGH YIELD BOND FUND

The investment objective of this Fund is to generate a high level of current income. The Fund attempts to achieve its investment objective by:

●

To achieve its goal, the Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield fixed income securities. These include corporate bonds, mortgage-backed securities, convertible securities and preferred securities. The Investment Manager will generally purchase securities for the Fund that are not investment grade, meaning securities with a rating of “BB” or lower as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similarly rated securities.

●

In managing its portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 76

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

The Fund is subject to the following Principal Risks:

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk. A change in the economic environment that causes interest rates to rise back to more historically “normal” levels could have a pronounced negative effect on the Fund.

Mortgage-Backed Securities Risk. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Credit Risk. High Yield securities are subject to greater risk of loss than investment grade securities. The degree of risk for a particular security may not be reflected in its credit rating, and high yield securities may be particularly subject to this risk. Bonds rated, at the time of purchase, BB or lower by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 77

TIMOTHY PLAN INTERNATIONAL FUND

The investment objective of this Fund is to provide you with long-term growth of capital. The Fund attempts to achieve it investment objective by:

●

The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies (companies domiciled in countries other than the United States) through the purchase of American Depositary Receipts (“ADRs”), without regard to market capitalizations.

●

The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

The Fund invests its assets in the ADRs of companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●	The Fund allocates investments across countries and regions at the Manager’s discretion.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

The Fund is subject to the following Principal Risks:

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Foreign Risk. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Currency Risk. Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 78

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND

The investment objective of this Fund is to provide you with long-term growth of capital. The Fund seeks to achieve its investment objective by:

●

To achieve its goal, the Fund normally invests at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (“ADRs”) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

●

The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

●

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

The Fund is subject to the following Principal Risks:

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 79

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Country-Specific Risk. The Fund invests in Israeli securities, and Israel is subject to unique political and economic risks which also includes the higher propensity for military conflicts on its borders. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The Fund’s investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Currency Risk. Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

The Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. The Fund attempts to achieve its investment objective by investing varying percentages of the Fund’s total assets in the investment sectors set forth below:

●

Real Estate Investment Trusts (“REITs”), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 80

●

Commodities-based securities, including but not limited to, exchange-traded funds (“ETFs”), other pooled investment fund securities, and commodities-related stocks, for the purpose of providing the opportunity to invest in inflation-sensitive physical commodities and/or commodities futures markets. ETFs are investment securities that are registered as investment companies and invest in a basket of other securities, mostly common stocks, that are included in a specific index. Pooled investment fund securities are securities that invest in a basket of other securities, mainly stocks, but are not registered as investment companies and do not trade on an exchange.

●

Various fixed income securities and Treasury Inflation-Protected Securities (“TIPS”). TIPS have coupon payments and underlying principal that are automatically increased to compensate for inflation as measured by the consumer price index (“CPI”). The fixed income securities in which the Fund may invest, other than TIPS, include U.S. Treasury bills, notes and bonds, corporate notes and bonds, and federal agency-issued securities.

●	Cash and cash equivalents.

●

During times of significant market upheaval, the Fund may take positions that are inconsistent with the Fund’s principal investment strategies. During such times, the Fund may take large, small, or even no position in any one or more of the Asset Classes, may invest in gold and other eligible precious metals to the maximum extent allowed, and/or may hold some or all of the Fund’s assets in cash and/or cash equivalents. When the Fund takes such positions, it will not be investing in accordance with its principal investment strategies and may not achieve its stated investment objective.

●

The Fund and ETFs will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

●

Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. To allow for optimal flexibility, the Fund is classified as a “non-diversified” fund, and, as such the Fund’s portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as “diversified.”

The Fund is subject to the following Principal Risks:

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Real Estate Investment Trust Risk. The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Commodities-based Exchange-Traded Funds. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.

Treasury Inflation-Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Adviser and Investment Managers.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

Credit Risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 81

Excluded Security Risk. Because the Fund does not invest in Excluded Securities (including certain REITs) and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

Non-Diversification Risk. Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

Asset Allocation Funds

TIMOTHY PLAN STRATEGIC GROWTH FUND

The Fund’s investment objective is to generate medium to high levels of long-term capital growth. The Fund attempts to achieve its investment strategy by normally investing at least 75% of its total assets in the following Traditional Funds and ETFs according to the following approximate range of percentages:

TIMOTHY PLAN TRADITIONAL FUNDS	% OF FUND’S NET ASSETS INVESTED IN TRADITIONAL FUNDS
Fixed Income Fund	0-30%
High Yield Bond Fund	0-15%
International Fund	0-20%

TIMOTHY PLAN EXCHANGE-TRADED FUNDS	% OF FUND’S NET ASSETS INVESTED IN ETFS
US Large/Mid Cap Core ETF	0-40%
High Dividend Stock ETF	0-20%
US Small Cap Core ETF	0-20%
International ETF	0-30%

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 82

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Adviser also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Portfolio Risk. The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests.

Commodities-based Exchange-Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Fund’s return to be lower.

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks which also includes the higher propensity for military conflicts on its borders. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs), and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 83

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. An Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Non-Diversification Risk. Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Fund’s investments were more widely distributed.

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 84

Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Fund’s performance could suffer.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Treasury Inflation-Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 85

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

The Fund’s investment objective is to generate moderate levels of long-term capital growth. The Fund attempts to achieve its investment strategy by normally investing at least 75% of its total assets in the following Traditional Funds and ETFs according to the following approximate range of percentages:

TIMOTHY PLAN TRADITIONAL FUNDS	% OF FUND’S NET ASSETS INVESTED IN TRADITIONAL FUNDS
Fixed Income Fund	20-40%
High Yield Bond Fund	0-15%
International Fund	0-20%

TIMOTHY PLAN EXCHANGE-TRADED FUNDS	% OF FUND’S NET ASSETS INVESTED IN ETFS
US Large/Mid Cap Core ETF	0-30%
High Dividend Stock ETF	0-25%
US Small Cap Core ETF	0-15%
International ETF	0-25%

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Adviser also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Portfolio Risk. The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests.

Commodities-based Exchange-Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Fund’s return to be lower.

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks which also includes the higher propensity for military conflicts on its borders. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 86

Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs), and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. An Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 87

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Non-Diversification Risk. Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Fund’s investments were more widely distributed.

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Fund’s performance could suffer.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Treasury Inflation-Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 88

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches.

Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 89

Section 3 |	Who Manages Your Money

To help you understand how the Funds’ assets are managed, this section includes a detailed discussion of the Funds’ Investment Adviser and each Investment Manager. For a more complete discussion of these matters, please consult the Statement of Additional Information, which is available by calling (800) 846-7526 or by visiting Timothy Plan’s website at fund.timothyplan.com.

The Investment Adviser

TIMOTHY PARTNERS, LTD.

Timothy Partners, Ltd. (“TPL”), 1055 Maitland Center Commons Boulevard, Maitland, FL 32751, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment adviser. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the Investment Managers. To determine which securities are Excluded Securities, TPL utilizes an affiliated company to conduct its research, and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the adviser to the Funds since their inceptions.

For its advisory services, TPL is paid an annual fee equal to 0.85% on the Small Cap Value Fund, 0.85% on the Large/Mid Cap Value Fund, 0.85% on the Small/Mid Cap Growth Fund , 0.85% on the Large/Mid Cap Growth Fund, 1.00% on the International Fund, 0.60% on the Fixed Income Fund, 0.60% on the High Yield Bond Fund, 1.00% on the Israel Common Values Fund, 0.60% on the Defensive Strategies Fund, 0.85% on the Growth & Income Fund and 0.15% on both the Strategic Growth Fund and the Conservative Growth Fund.

As of September 30, 2025, TPL managed approximately $2.8 billion in Timothy Plan Fund Assets.

Contractual Fee Waivers

Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

With respect to the Fund, TPL has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Name of Trust Series	Contractual Advisory Fee	Contractual Fee Waiver	Advisory Fee After Waiver
MUTUAL FUNDS
Timothy Plan Small Cap Value Fund	0.85%	0.05%	0.80%
Timothy Plan Large/Mid Cap Value Fund	0.85%	0.05%	0.80%
Timothy Plan Small/Mid Cap Growth Fund	0.85%	0.10%	0.75%
Timothy Plan Large/Mid Cap Growth Fund	0.85%	0.05%	0.80%
Timothy Plan Growth & Income Fund	0.85%	0.15%	0.70%
Timothy Plan Fixed Income Fund	0.60%	0.20%	0.40%
Timothy Plan High Yield Bond Fund	0.60%	0.10%	0.50%
Timothy Plan International Fund	1.00%	0.05%	0.95%
Timothy Plan Israel Common Value Fund	1.00%		1.00%
Timothy Plan Defensive Strategies Fund	0.60%	0.05%	0.55%
Timothy Plan Strategic Growth Fund	0.15%		0.15%
Timothy Plan Conservative Growth Fund	0.15%		0.15%

TPL has entered into a sub-advisory agreement with each Sub-Adviser. Under the sub-advisory agreement, TPL pays the Sub-Adviser for services it provides for that portion of a Fund for which it acts as sub-adviser a fee equal to a percentage of the management fee paid to TPL under the Investment Advisory Agreement.

WHO MANAGES YOUR MONEY

PROSPECTUS (CLASS A & C) / 90

A discussion of the basis for the Board’s approval of the Investment Advisory Agreement with TPL is included in the Funds’ semi-annual shareholder report for the fiscal period ended March 31, 2025. A discussion of the basis for the Board’s approval of the sub-advisory agreement with each Sub-Adviser is included in the Funds’ semi-annual shareholder report for the fiscal period ending March 31, 2025.

The additional voluntary fee waivers may fluctuate or be discontinued by the Adviser at any time without notice; however, the Adviser currently anticipates maintaining the waiver for a minimum period of one year from the effective date. Please note that the removal of the voluntary waiver will lead to increased expenses which will impact the Fund’s yield.

COVENANT FUNDS, INC.

Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL. Arthur D. Ally is President and 54% shareholder of CFI. Mr. Ally had over eighteen years of experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an Investment Manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

The Investment Managers

TPL, with the Trust’s consent, has engaged the services of the Investment Managers described below to provide day-to-day investment advisory services to certain of the Funds. TPL pays all fees charged by the Investment Managers for such services.

A discussion of the considerations employed by the Board of Trustees (the “Board”) in their approval of TPL as Adviser to the Trust, and each Investment Manager as manager of the Funds in 2025, is available in the Funds’ semi-annual report dated March 31, 2025.

The Statement of Additional Information (“SAI”) for the Trust’s Class A and Class C Shares, dated February 1, 2026, contains additional information about the compensation paid to the portfolio managers, other accounts and account types managed by the Adviser and Investment Managers, and ownership of Fund shares. The SAI is available upon request at no charge. To receive a copy of the SAI you may request one by calling the Funds at (800) 846-7526.

CHARTWELL INVESTMENT PARTNERS

Chartwell Investment Partners (“Chartwell”), 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, serves as Investment Manager to the Small/Mid Cap Growth Fund and the Large/Mid Cap Growth Fund. Chartwell Investment Partners, LLC, is a Berwyn, Pennsylvania based investment firm, founded in 1997, focusing on institutional, sub-advisory and private client relationships.

Chartwell is an independent affiliate and wholly-owned subsidiary of Raymond James Investment Management, the asset management subsidiary of Raymond James Financial, Inc. (NYSE: RJF) which is based in St. Petersburg, Florida.

The Large /Mid Cap Growth Fund and Small/Mid Cap Growth Fund are managed by the team of Frank L. Sustersic and Mark D. Tindall each of whom participate in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. Each has authority to direct trading activity in the Fund.

●	Frank L. Sustersic, CFA, is a Senior Portfolio Manager for the Fund and has been in the investments arena since 1989.

●	Mark D. Tindall, CFA, is a Portfolio Manager to the Fund and has been with Chartwell since 2018.

As of September 30, 2025, Chartwell managed approximately $13.0 billion in client assets.

EAGLE GLOBAL ADVISORS, LLC

Eagle Global Advisors, LLC (“Eagle”), 1330 Post Oak Blvd., Suite 300, Houston, TX 77056 is the Investment Manager for the International Fund and the Israel Common Values Fund. Eagle was founded in 1996 and is owned by its employees. The senior members discussed below have worked together since 1992. Eagle has provided investment management services and advice in the international sector since its founding.

The International Fund is team managed, with each member of the team assuming responsibility for a geographic area of the globe, and specific market sectors within that geographic area. The senior and founding partners of the firm are members of the team responsible for the Fund’s management.

●

Edward R. Allen, III, PhD., CFA, Senior Partner. Allen is a portfolio manager and serves as a member of the International investment committee. Prior to founding Eagle, Allen was employed by Eagle Management & Trust Company. Before entering the investment advisory business, he served as an assistant professor of economics at the University of Houston. He earned a Bachelor’s degree in engineering from Princeton University and a Ph.D. in economics from the University of Chicago. Allen holds the Chartered Financial Analyst designation and is also a member of the American Finance Association, the CFA Institute, and the CFA Society of Houston.

WHO MANAGES YOUR MONEY

PROSPECTUS (CLASS A & C) / 91

●

Steven S. Russo, Senior Partner. Russo is a portfolio manager and serves as a member of the International investment committee. Prior to founding Eagle, Russo was employed by Eagle Management & Trust Company and Criterion Investment Management Company. Russo earned a Bachelor’s degree in finance from the University of Texas and an MBA from Rice University. Russo also serves as a Board Member of the M.A. Wright Fund at Rice University’s Jones School of Management.

●

John F. Gualy, CFA, Senior Partner. Gualy serves as a portfolio manager and serves as co-Chairman of the International investment committee. Prior to founding Eagle, Gualy was employed by Eagle Management & Trust Company and as director of research for Continental Intervest. He earned a Bachelor’s degree in economics from the University of Texas and an MBA from Rice University. Gualy holds the Chartered Financial Analyst designation, is a member of the CFA Institute and is a former President and Director of the CFA Society of Houston. He also served as an Adjunct Professor at Rice University’s Jones Graduate School of Business teaching an MBA class on Stock Analysis.

●

Brian S. Quattrucci, CFA, Senior Vice President. Quattrucci serves a portfolio manager and serves as co-Chairman of the International investment committee. His responsibilities include serving as a global research analyst covering equities across various sectors and regions as well as leading the efforts in creating and monitoring the quantitative tools used in the International equity investment research process. Prior to joining Eagle, Brian was employed by Fidelity Investments where he served as a mutual fund accounting manager. He earned a bachelor’s degree in Business Administration from Bryant College and an MBA from Rice University. Brian holds the Chartered Financial Analyst designation and is also a member of the CFA Institute and the CFA Society of Houston.

The Israel Common Values Fund is team managed, with each member of the team assuming responsibility for a specific market sector. The senior and founding partners of the firm sit on the team responsible for the Fund’s management.

●

Edward R. Allen, III, PhD., CFA, Senior Partner. Allen is a portfolio manager and serves as a member of the International investment committee. Prior to founding Eagle, Allen was employed by Eagle Management & Trust Company. Before entering the investment advisory business, he served as an assistant professor of economics at the University of Houston. He earned a Bachelor’s degree in engineering from Princeton University and a Ph.D. in economics from the University of Chicago. Allen holds the Chartered Financial Analyst designation and is also a member of the American Finance Association, the CFA Institute, and the CFA Society of Houston.

●

Steven S. Russo, Senior Partner. Russo is a portfolio manager and serves as a member of the International investment committee. Prior to founding Eagle, Russo was employed by Eagle Management & Trust Company and Criterion Investment Management Company. Russo earned a Bachelor’s degree in finance from the University of Texas and an MBA from Rice University. Russo also serves as a Board Member of the M.A. Wright Fund at Rice University’s Jones School of Management.

●

John F. Gualy, CFA, Senior Partner. Gualy serves as a portfolio manager and serves as co-Chairman of the International investment committee. Prior to founding Eagle, Gualy was employed by Eagle Management & Trust Company and as director of research for Continental Intervest. He earned a Bachelor’s degree in economics from the University of Texas and an MBA from Rice University. Gualy holds the Chartered Financial Analyst designation, is a member of the CFA Institute and is a former President and Director of the CFA Society of Houston. He also served as an Adjunct Professor at Rice University’s Jones Graduate School of Business teaching an MBA class on Stock Analysis.

●

Brian S. Quattrucci, CFA, Senior Vice President. Quattrucci serves as a portfolio manager and serves as co-Chairman of the International investment committee. His responsibilities include serving as a global research analyst covering equities across various sectors and regions as well as leading the efforts in creating and monitoring the quantitative tools used in the International equity investment research process. Prior to joining Eagle, Brian was employed by Fidelity Investments where he served as a mutual fund accounting manager. He earned a bachelor’s degree in Business Administration from Bryant College and an MBA from Rice University. Brian holds the Chartered Financial Analyst designation and is also a member of the CFA Institute and the CFA Society of Houston.

●	Allen Russo and John Gualy sat on the team responsible for the development of the Eagle security ranking model.

As of September 30, 2025, Eagle managed approximately $3.2 billion in client assets.

WESTWOOD MANAGEMENT CORP.

Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, TX 75201, is the Investment Manager responsible for the day-to-day activities of the Large/Mid Cap Value and Small Cap Value Funds’ assets. Westwood Holdings Group, Inc., a public company listed on the New York Stock Exchange (“WHG”), is the parent company of Westwood. Susan M. Byrne founded Westwood and is a Director Emerita of the Board of Directors of Westwood Holdings Group, Inc.

The Large/Mid Cap Value Fund. Westwood utilizes a team of portfolio managers who are responsible for the day-to-day recommendations regarding the investment of the Large/Mid Cap Value Fund’s portfolio.

●

Mr. Matthew R. Lockridge currently serves as Senior Vice President, Head of U.S. Value and Senior Portfolio Manager for the Adviser. Prior to this, he served as Senior Vice President, Co-Director of Equity Portfolios and Portfolio Manager for the Adviser since January 2018. Prior to this appointment, he served as Senior Vice President, Portfolio Manager and Research Analyst for the Adviser from March 2015 to 2018. Prior to this appointment, he served as Vice President, Portfolio Manager and Research Analyst for the Adviser

WHO MANAGES YOUR MONEY

PROSPECTUS (CLASS A & C) / 92

from May 2010 to March 2015. Prior to joining the Adviser, Mr. Lockridge was a Managing Director at Dearborn Partners, L.L.C. from 2004 to 2010, and he was with Deloitte Consulting, L.L.P. from 2001 to 2004, where he worked as a Senior Consultant. He has served on the portfolio team for the Value Fund since its inception in 2021 and for its respective Predecessor Fund since 2012 and the SmallCap Fund since its inception in 2021 and for its respective Predecessor Fund since 2010. Mr. Lockridge participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Lockridge has served on the portfolio team for the Timothy Plan Large/Mid Cap Value Fund since 2012 and the Timothy Plan Small Cap Value Fund since 2010. Mr. Lockridge has more than 23 years of investment experience.

●

Mr. Michael H. Wall serves as Vice President, Portfolio Manager and Research Analyst for the Adviser since 2015. From 2011 to 2015, Mr. Wall served as Associate Vice President, Portfolio Manager and Research Analyst. Mr. Wall joined the Adviser after McCarthy Group Advisors, LLC, in which he joined in 2004, was acquired by the Adviser. Mr. Wall is responsible for investment research in REITs and Transportation. He is also a member of the Energy/Utilities and Financials research groups. Mr. Wall began his career at State Street Bank in Kansas City, Missouri, as a Portfolio Accountant and subsequently worked for The SilverStone Group in Omaha, Nebraska, as an Account Manager. Mr. Wall earned an MBA from the University of Nebraska at Omaha and a BS in Accounting from Concordia University. He has served on the portfolio team for the Quality Value Fund since February 2022 and the portfolio team for the Quality AllCap Fund since the Fund’s inception in 2021. Mr. Wall participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Wall has served on the portfolio team for the Timothy Plan Large/Mid Cap Value Fund since February 2022. Mr. Wall has more than 28 years of investment experience.

●

Mr. Corey R. Henegar, CFA®, has served as Senior Vice President, Portfolio Manager and Senior Research Analyst since June 2025 after rejoining Westwood in February 2025. Mr. Henegar previously was a Co-Founder, Portfolio Manager and Analyst with Oakview Capital Management, L.P. At Oakview, Mr. Henegar managed an AllCap Value portfolio and covered a variety of sectors using a Quality-Value investment approach. From 2001-2010, Mr. Henegar was with Westwood as both an Analyst and Portfolio Manager on the SMidCap Value strategy. Mr. Henegar holds the CFA charter and graduated from Texas Tech University with a Bachelor of Business Administration degree in Finance. Mr. Henegar participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Henegar has managed the Quality Value Fund since 2025 and has served on the portfolio team for the Timothy Plan Large/Mid Cap Value Fund since 2025. Mr. Henegar has more than 24 years of investment experience.

The Small Cap Value Fund. Westwood utilizes a team of portfolio managers who are responsible for the day-to-day recommendations regarding the investment of the Small Cap Value Fund’s portfolio. In addition to Matthew Lockridge listed above, the other team members include William Costello, Frederic Rowsey and Jordan Latimer.

●

Mr. William E. Costello, CFA®, has served as Senior Vice President, Director of Equity Portfolios and Senior Portfolio Manager for the Adviser since January 2018. Prior to this appointment, he served as Senior Vice President, Portfolio Manager and Senior Research Analyst for the Adviser from July 2010 to 2018. Prior to joining the Adviser, Mr. Costello was a Portfolio Manager and Director of Research at the Boston Company, where he worked from 1997 to 2009, and he worked at Delphi Management as a generalist equity analyst from 1992 until 1997. He has served on the portfolio team for the SmallCap Fund since its inception in 2021 and for its respective Predecessor Fund since 2010 and has served on the portfolio team for the SMidCap Fund since its inception in 2021 and for its respective Predecessor Fund since 2018. Mr. Costello participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Costello has served on the portfolio team for the Timothy Plan Small Cap Value Fund since 2010. Mr. Costello has more than 37 years of investment experience.

●

Mr. Frederic G. Rowsey, CFA®, has served as Vice President, Portfolio Manager and Research Analyst for the Adviser since 2013. He joined the Adviser in July 2010 as a Research Associate. Prior to joining the Adviser, Mr. Rowsey was a student at Harvard University, graduating in May 2010 with a BA in Economics. Mr. Rowsey is a member of the CFA Institute. He has served on the portfolio team for the SmallCap Fund since its inception in 2021 and for its respective Predecessor Fund since 2013. Mr. Rowsey participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Rowsey has served on the portfolio team for the Timothy Plan Small Cap Value Fund since 2013. Mr. Rowsey has more than 15 years of investment experience.

●

Mr. A. Jordan Latimer, CFA®, has served as Vice President, Portfolio Manager and Research Analyst for the Adviser within the SmallCap Team since 2024 after rejoining Westwood in 2023. Prior to this appointment, he served as Impact Officer at LCM Group, a family office focused on both public and private investments. Prior to LCM Group, Mr. Latimer was a member of the investment team at Ballast Asset Management, providing investment analysis and portfolio management to a fundamental, value-oriented small-mid cap equity strategy. Mr. Latimer began his career at Westwood in 2011 as a Research Associate. In 2015, Mr. Latimer was promoted to Research Analyst, where he was responsible for coverage, research, and idea generation in the technology, industrials, and consumer discretionary sectors. Mr. Latimer graduated magna cum laude from Mays Business School at Texas A&M University and earned his Bachelor of Business Administration in Accounting and Master of Science in Finance. Mr. Latimer earned his CFA charter in April of 2015. Mr. Latimer participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Latimer has served on the portfolio team for the Timothy Plan Small Cap Value Fund since 2024. Mr. Latimer has more than 15 years of investment experience.

As of September 30, 2025, Westwood Management Corp. managed approximately $13.98 billion in client assets.

WHO MANAGES YOUR MONEY

PROSPECTUS (CLASS A & C) / 93

CHILTON CAPITAL MANAGEMENT, LLC

Chilton Capital Management, LLC (“Chilton”), 1177 West Loop South, Suite 1750, Houston, TX, is the investment Manager for the REIT allocation of the Defensive Strategies Fund. Chilton was founded in 1996 and its primary owner is Knapp Brothers, LLC. The primary owners of Knapp Brothers, LLC are Messrs. David M. Underwood, Jr. and A. John Knapp, Jr. Chilton is managed and controlled under the direction of its Board of Managers, which is comprised of David M. Underwood, Jr., as Chairman, Brandon J. Frank, John E. Robertson, Laura L. Genung, and Timothy J. Lootens (collectively, the “Board of Managers”).

The Defensive Strategies Fund REIT allocation is managed by:

●

Co-portfolio managers, Bruce G. Garrison has over 52 years of experience as a portfolio manager/analyst and Matthew R. Werner has 16 years of experience as a portfolio manager/analyst, are responsible for investment decisions for the REIT allocation.

As of September 30, 2025, Chilton managed approximately $3.2 billion in client assets.

CORECOMMODITY MANAGEMENT, LLC

CoreCommodity Management, LLC, formerly Jefferies Asset Management, LLC (“CORE”), 680 Washington Boulevard, 11th Floor, Stamford, CT 06901 serves as Investment Manager to the Commodities allocation of the Defensive Strategies Fund. Founded in 2003, CORE commenced trading on behalf of the Fund in September 2011.

The Defensive Strategies Fund commodities allocation is managed by:

●

Adam De Chiara Co-President and Chief Investment Officer of CORE, and Douglas Daly Portfolio Manager and Managing Director, Equity Strategies of CORE, who are responsible for all investment decisions for the commodities allocation.

●	As of September 30, 2025, CORE managed approximately $8.6 billion in client assets.

BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), 2200 Ross Avenue, 31st Floor, Dallas, TX 75201, serves as Investment Manager to the Fixed Income Fund and the High Yield Bond Fund. Barrow Hanley also serves as Debt Instrument Sector Manager to the Defensive Strategies Fund. Barrow Hanley also serves as the Fixed Income Sector Manager to the Growth & Income Fund. Barrow Hanley was founded in 1979 as a registered investment adviser and has provided investment advisory services to institutional and individual investors since that time. Barrow Hanley is majority owned by Perpetual Limited (Perpetual Group) (ASX: PPT), a global financial services firm.

The Fixed Income Fund and the fixed income allocation of the Growth & Income Fund utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of these Funds’ portfolios.

●	J. Scott McDonald, CFA, joined Barrow Hanley in 1995. He serves as a portfolio manager on our investment grade fixed income strategies.

●	Deborah A. Petruzzelli joined Barrow Hanley in 2003. She serves as a portfolio manager/analyst on our investment grade fixed income strategies.

●	Justin A. Martin, CFA, joined Barrow Hanley in 2004. He serves as a portfolio manager/analyst on our investment grade fixed income strategies.

●	Matthew K. Routh, CFA, joined Barrow Hanley in 2013. He serves as a portfolio manager/analyst on our investment grade fixed income strategies.

The High Yield Bond Fund utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of this Fund’s portfolio.

●	Nicholas C. Losey, CFA, joined Barrow Hanley in 2018. He serves as a co-portfolio manager on our high yield and bank loan strategies.

●	Chet S. Paipanandiker joined Barrow Hanley in 2017. He serves as a co-portfolio manager on our high yield and bank loan strategies.

●	Michael A. Trahan, CFA, CPA joined Barrow Hanley in 2018. He serves as a co-portfolio manager on our high yield and bank loan strategies.

The Defensive Strategies Fund utilizes a team of investment professionals to manage the Debt Instrument Sector.

●

J. Scott McDonald, CFA, joined Barrow Hanley in 1995. He currently serves as the lead portfolio manager for our Long Duration strategies, specializing in corporate and government bonds. He is also a generalist in investment grade fixed income credit research.

WHO MANAGES YOUR MONEY

PROSPECTUS (CLASS A & C) / 94

●	Justin A. Martin, CFA, joined Barrow Hanley in 2004. He serves as a portfolio manager/analyst on our investment grade fixed-income strategies.

●	Matthew K. Routh, CFA, joined Barrow Hanley in 2013. He serves as a portfolio manager/analyst on our investment grade fixed-income strategies.

As of September 30, 2025, Barrow Hanley managed approximately $59.1 billion in client assets.

A MORE COMPREHENSIVE DISCUSSION OF THE ADVISER’S AND EACH INVESTMENT MANAGER’S ACTIVITIES, COMPENSATION, AND OTHER ACCOUNTS AND ACCOUNT TYPES MANAGED BY THE INVESTMENT MANAGERS MAY BE FOUND IN THE SAI DATED FEBRUARY 1, 2025. THE SAI IS AVAILABLE UPON REQUEST AT NO CHARGE BY CALLING THE FUND AT (800) 846-7526.

WHO MANAGES YOUR MONEY

PROSPECTUS (CLASS A & C) / 95

Section 4 |	How You Can Buy and Sell Shares

What Share Classes We Offer

Each Fund offers you a choice of three different classes in which to invest. The main differences between each Class are sales charges and ongoing fees. Each share class in a Fund represents interests in the same portfolio of investments in that Fund. When deciding which Class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Funds, and the length of time you intend to hold your shares. This prospectus offers Class A and C shares only. Class I shares are offered via a different Prospectus. For more information regarding the purchase of shares, contact the Trust at (800) 846-7526

CLASS A SHARES

Class A shares are offered at their public offering price, which is net asset value per Class A share plus the applicable sales charge. The sales charge varies, depending on which Fund you choose and how much you invest. There are no sales charges on reinvested distributions. For all Funds except the Fixed Income Fund and High Yield Bond Fund, the following sales charges(1) apply:

AMOUNT INVESTED	AS A % OF OFFERING PRICE	AS A % OF AMOUNT INVESTED	DEALER CONCESSION AS A PERCENTAGE OF OFFERING PRICE
up to $50,000	5.50%	5.82%	5.00%
$50,000 to 99,999	4.50%	4.71%	4.00%
$100,000 to 249,999	3.50%	3.63%	3.00%
$250,000 to 499,999	2.50%	2.56%	2.00%
$500,000 to 999,999	1.50%	1.52%	1.00%
$1,000,000 and up (2)	0.00%	0.00%	0.00%

The following sales charges(1) apply to the Fixed Income Fund and High Yield Bond Fund:

AMOUNT INVESTED	AS A % OF OFFERING PRICE	AS A % OF AMOUNT INVESTED	DEALER CONCESSION AS A PERCENTAGE OF OFFERING PRICE
up to $50,000	4.50%	4.71%	4.00%
$50,000 to 99,999	3.75%	3.90%	3.25%
$100,000 to 249,999	2.75%	2.83%	2.25%
$250,000 to 499,999	2.00%	2.56%	1.50%
$500,000 to 749,999	1.25%	1.27%	0.75%
$750,000 to 999,999	1.00%	1.01%	0.50%
$1,000,000 and up (3)	0.00%	0.00%	0.00%

(1)	There are no sales charges on exchanges of Class A shares of a Timothy Plan Fund for Class A shares of any other Timothy Plan Fund.
(2)

The Trust’s Distributor, Timothy Partners, Ltd., will pay a finder’s fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(3)

The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

The Trust’s distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the distributor to sell shares of the Funds. The dealer’s concession may be changed from time to time. The distributor may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an “underwriter” under the Securities Act of 1933, as amended.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 96

CLASS C SHARES

Class C shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund of your choice. However, Class C shares of the Traditional Funds pay an annual shareholder servicing fee of 0.25% of average daily net assets and an additional 12b-1 distribution fee of 0.75% per annum of average daily net assets. Class C shares of the Asset Allocation Funds pay an annual 12b-1 distribution fee of 0.75% of average daily net assets. Class C shares of the Asset Allocation Funds also indirectly incur an additional shareholder servicing fee of 0.25% per annum of average daily net assets resulting from the underlying Traditional Funds in which the Asset Allocation Funds invest. In order to recover commissions paid to dealers on investments in Class C shares, you will be charged a contingent deferred sales charge (“CDSC”) of 1.00% of up to the total value of your redemption if you redeem your shares within thirteen months from the date of purchase. No CDSC is charged on reinvested dividends or capital gains, amounts purchased more than thirteen months prior to the redemption, increases in the value of the shares owned, on the first redemption in an amount of ten percent (10%) or less of the initial purchase, upon the event of the death of the shareholder (unless the account is held in joint name and the survivor liquidates the shares) or shares placed in qualified plans employing a third party administrator, verified disability of the shareholder, and/or required minimum distribution (“RMD”).

Except as otherwise noted elsewhere in this Prospectus, Class C Shares will automatically convert to Class A Shares in the month following the 7th anniversary of the original purchase date of the Class C Shares

How to Reduce Your Sales Charge

EXEMPTIONS FROM SALES CHARGES

Accounts that purchased Class A shares on or before September 22, 1997, are not subject to sales charges in those original accounts on any future purchases of Class A shares of any Timothy Fund, including exchanges. The exemption for these accounts applies only so long as the original account is not altered, amended, transferred, conveyed or closed.

The Trust will also waive sales charges on purchases of Class A shares of any Timothy Fund by:

1.	fee-based registered investment advisers for their clients,

2.	broker/dealers with wrap fee accounts,

3.

registered investment advisers, and registered representatives and employees of broker/dealers that are members of the Master Selling Group for their own accounts, or family members of their household,

4.

trustees, directors, officers, agents, employees, and employee-related accounts of the Trust or any entity which provides services to the Timothy Plan pursuant to a written agreement for such services approved by the Board,

5.

financial intermediaries who have entered into an agreement with the Fund’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

The Trust may also, in its sole discretion, waive sales charges on purchases of Class A shares:

1.	by churches purchasing directly from the Fund(s) for their own accounts,

2.

by religious-based charitable organizations, foundations, and church-sponsored schools and care centers purchasing directly from the Fund(s) for themselves, for an organization’s retirement plan that places either (i) 200 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds (the Trust, in its sole discretion, may lower these minimums),

3.	by shareholders of Timothy Plan Funds who have liquidated shares and are repurchasing shares in any Timothy Plan Fund within 90 days of the liquidation,

4.

under circumstances in which individuals who have purchased class I shares in the past have become house accounts as a result of their investment advisor filing a withdrawal and ceasing operations. Such individuals may continue to hold their class I shares and purchase the class A shares going forward,

5.	under circumstances in which the waiving of such charges are deemed by the Trust to be in the best interests of the Trust and its shareholders.

For purchasers that qualify for sales load waivers, Class A shares will be purchased at net asset value.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 97

REDUCED SALES CHARGES

You may qualify for a reduced sales charge by aggregating the higher of the original purchase or the most recent net asset values of all the load shares you and your related accounts previously purchased and currently hold in any Fund with the dollar amount of shares to be purchased. For example, if you and your related accounts already owned Class A or Class C shares in one or more of the Funds with aggregate purchases or current value of $950,000 at the close of business on the day your order to purchase is received, and you decided to purchase an additional $60,000 of Class A shares of any load Fund, there would be no sales charge on that purchase because with the additional purchase, you will have accumulated more than $1,000,000 in all load Funds of the Trust. Related accounts include and are limited to accounts established by or for you, your parents, in-laws, spouse, children, or grandchildren, including trust, beneficiary and grantor accounts. Related accounts also include participants in their individual employer-sponsored retirement programs. It may be necessary to notify the Fund of related accounts providing the account numbers of the related accounts, or the name of the retirement plan if applicable, to be certain you receive the appropriate break point discount. To ensure the charges assessed against your account are at the appropriate breakpoint level, you should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information.

REINSTATEMENTS

You may request reinstatement (the repurchase of Fund shares after having liquidated them earlier) at any time after the liquidation of Class A Fund shares, but only if the proceeds of the liquidation have been invested for the entire period in the Timothy Plan designated money market fund. For more information about the Timothy Plan designated money market fund please call the Trust at Ultimus Fund Solutions, LLC (1) at (800)-662-0201. Reinstatements are at NAV up to the dollar amount liquidated. Reinstatement purchases are available for any Fund repurchased, regardless of which Fund was liquidated. Reinstatement purchases may be affected for the same or any related account.

A redemption of a Fund’s shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares (which normally includes any sales charge paid on Class A shares). An exchange of shares of any Fund for shares of another Fund generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires Class A shares of that Fund or of another Timothy Plan Fund without paying a sales charge due to the 90-day reinstatement or exchange privileges. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. Dividends eligible for designation under the dividends received deduction and paid by a Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Coronavirus Aid Relief and Economic Security Act of 2020 (“the Cares Act”) allowed for coronavirus related withdrawals from IRAs to be replaced for a period of up to three (3) years from the date of withdrawal. Accordingly, the Trust will allow reinstatement of fund shares liquidated in IRA accounts to accommodate withdrawals and repurchases made pursuant to the Cares Act. These withdrawals must be eligible withdrawals due to the pandemic as defined in the Cares Act, and Shareholders will need to notify the Fund of eligible IRA repurchases due to the Cares Act.

LETTER OF INTENT

You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction or elimination. Your letter will not reduce charges assessed on purchases made more than 90 days prior to the letter, however, those purchases will aggregate with future purchases. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) in which you have purchased shares, each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you.

(1)

Ultimus Fund Solutions, LLC and Gemini Fund Services, LLC are indirectly owned through a common parent entity, The Ultimus Group, LLC. Gemini Fund Services, LLC has filed a D.B.A. to operate as Ultimus Fund Solutions, LLC.

If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account(s) all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 98

How To Buy Shares

OPENING AND ADDING TO YOUR ACCOUNT

You will ordinarily submit your purchase orders through your registered investment adviser with whom you opened your shareholder account or through your Registered Investment Adviser for retirement accounts. Payments for Fund shares must be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank and may be made by check, Automated Clearing House (“ACH), or wire. Please remember that the Trust reserves the right to reject any purchase order for Fund shares. Timothy Plan accepts personal checks made payable to the Timothy Plan.

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or electronic payment does not clear, you will be you will be responsible for any loss incurred by the funds and charged a $25 fee to defray bank charges. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash equivalents, including, but not limited to, cash, cashier’s checks, bank official checks, certified checks, bank money orders, third party checks (except for properly endorsed IRA transfer and rollover checks), as well as counter checks, starter checks, traveler’s checks, money orders, credit card checks, and payments drawn on non-U.S. financial institutions, will generally not be accepted for the purchase of Fund shares. The minimum initial investment amount for the Fund classes offered by this Prospectus is set forth below:

TYPE OF INVESTMENT ACCOUNT	MINIMUM INITIAL	MINIMUM SUBSEQUENT PURCHASE AMOUNT
Regular Accounts	$1,000	None
Qualified Retirement Plans and Coverdell Education Accounts	None	None
Automatic Investment Accounts	$50	$50/month
Broker Wrap-Fee Accounts	None	None

TO OPEN AN ACCOUNT BY MAIL

To make your initial investment in a Fund, or work with your registered investment adviser to complete the application, and make a check payable to the Fund of your choice, and mail the Form and check to:

Regular Mail Timothy Plan c/o Ultimus Fund Solutions, LLC PO Box 46707 Cincinnati, OH 45246	Overnight Delivery Timothy Plan c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

To make subsequent purchases, simply make a check payable to the Fund of your choice and mail the check to the above-mentioned address. Be sure to note your account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Ultimus Fund Solutions, LLC, each Fund’s transfer agent (the “Transfer Agent”). If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time), your shares will be purchased at the applicable Fund’s public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day. When you make your initial purchase of Fund shares, be sure to indicate which Class of shares you wish to purchase. If you do not select a share class, Class A shares will be purchased for you. For subsequent purchases, additional shares of your currently owned share class will be purchased unless you indicate otherwise on your purchase order. If your check or electronic payment does not clear, you will be you will be responsible for any loss incurred by the funds and charged a $25 fee to defray bank charges.

TO OPEN AN ACCOUNT ONLINE

New accounts can be established online at https://uportal.ultimusfundsolutions.com/app/timothyplan/#login.

To establish internet transaction privileges, you must enroll through the website. You automatically have the ability to establish internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application. You will be required to enter into a user’s agreement through the website in order to enroll in these privileges. To purchase shares through the website, you must also have ACH instructions on your account. Redemption proceeds may be sent to you by check to the address of record, or if your account has existing bank information, by wire or ACH. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Funds’ website. Transactions through the website are subject to the same minimums and maximums as other transaction methods. Please call (800) 662-0201 for assistance in establishing online access.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 99

You should be aware that the internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, their distributor and their transfer agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium. There also may be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the Funds nor their transfer agent, distributor nor Adviser will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

USA PATRIOT ACT

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new account application, you will be required to supply the applicable Fund with your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, a Fund may temporarily limit transactions or close an account if it is unable to verify a shareholder’s identity. As required by law, a Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If a Fund does not have a reasonable belief of the identity of a shareholder, the account application will be rejected or you will not be allowed to perform a transaction on the account until such information is received. In the unlikely event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV.

PURCHASING SHARES BY WIRE TRANSFER

To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.	Fill out and mail or fax (402-963-9094), or complete an electronic Account Registration Form, to the Transfer Agent.
2.	Call (800) 662-0201 to inform us that a wire is being sent.
3.	Obtain an account number from the Transfer Agent.
4.	Ask your bank to wire funds to the account of:

First National Bank of Omaha
Cinti/Trust, ABA #: Credit: Account #: For further credit to:	104000016 Timothy Plan 110333337 (Your Name and Account #)

Include your name(s), address, taxpayer identification number, or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

As a convenience for investors, the Trust allows investors to fax an Account Registration Form to the Transfer Agent or complete an electronically signed application. If you elect to fax your form to the Transfer Agent, you must also mail the original to the Transfer Agent for the Trust’s permanent files.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Form included with this Prospectus or call the Transfer Agent and they will send you an application.

You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase shares of the Funds through securities broker or other financial intermediary. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial intermediary, such organizations may charge a separate fee for administrative services, ticket fees, redemption fees, and other fees in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the applicable Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 100

conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds and of crediting their customers’ accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN

You may purchase shares of the Class A Funds through an Automatic Investment Plan (the “AIP”). The AIP provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the AIP by filling out the AIP application, included with this Prospectus. A $50 minimum investment must be included with your application. You will also be asked to provide the frequency and dollar amount of your automatic investment as well as month and day you want your deposit to begin. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House member for automatic withdrawals under the AIP. The Trust may alter, modify, amend or terminate the AIP at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at (800) 662-0201.

RETIREMENT PLANS

Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until moneys are withdrawn from the plan. The Transfer Agent may charge a $25 annual account maintenance fee for each retirement account. Contact your Registered Investment Adviser (“RIA”) or call the Trust at (800) 846-7526) to receive information concerning your options.

OTHER PURCHASE INFORMATION

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder’s social security number or other taxpayer identification number, a company will be required to withhold a percentage, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

The Timothy Plan wants you to be kept current regarding the status of your account in our Fund(s). To assist you, the following statements and reports will be sent to you, or at your election made available to you on a secure website:

Confirmation Statements. After every transaction that affects your account balance or your account registration.

Account Statements. Quarterly.

Financial Reports. The shareholder reports are available on the Fund’s website fund.timothyplan.com. You will be notified by mail each time a report is posted and provided with a website link to access the report. You may also elect to receive your shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-800-662-0201. You may also elect to receive all future reports in paper form free of charge. To reduce Fund expenses, if you elect to receive your reports by mail, only one copy of a Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund. Also, unless requested to the contrary, the Annual and Semi-Annual Reports will be householded, which means that only one Report will be sent to an address in which multiple investors reside or declare as their address of record.

Other account statement requests may be subject to a $25 retrieval fee.

The Funds reserve the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. At the discretion of the Fund, applications may not be accepted unless they are accompanied by payment in U.S. funds. If required, payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $25.00 fee against your account, in addition to any loss sustained by a Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in good order before 4:00 p.m. Eastern Time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. Eastern Time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Information about how to purchase shares and possible tax consequences resulting from sales and exchanges of shares are also available online at fund.timothyplan.com.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 101

How To Sell Shares

You may sell (redeem) your shares at any time, however, proceeds may not be available to you until the check or payment received for investment has cleared, which may take up to seven days. You may request the sale of your shares either by mail, by telephone or by wire.

If you elect to receive your dividend and capital gain distributions via check, ACH or wire, and the distribution amount is $50 or less, then the amount will be automatically reinvested as additional shares into your account.

For non-retirement and non-educational accounts, any dividend and capital gain distributions sent by check which are not cashed within 180 days will be reinvested into your account at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment. Your distribution option will automatically be converted to having all dividends and capital gain distributions reinvested into your account as additional shares if any of the following occur:

1.	Postal or other delivery service is unable to deliver mail or checks to the address of record thereby designating your account as “lost;”
2.	Dividends and capital gain distributions checks are not cashed within 180 days; or
3.	Bank account of record is no longer valid.

For non-retirement and non-educational accounts, redemption proceeds sent by check which are not cashed within 180 days will be reinvested into your account at the current day’s NAV. When reinvested, redemption proceeds are subject to market risk like any other investment.

BY MAIL

Redemption requests should be mailed via U.S. mail or overnight delivery to:

Regular Mail Timothy Plan c/o Ultimus Fund Solutions, LLC PO Box 46707 Cincinnati, OH 45246	Overnight Delivery Timothy Plan c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

The selling price for No-Load and Class A shares being redeemed will be the applicable Fund’s per share net asset value next calculated after receipt of all required documents in “good order.” The selling price for Class C shares being redeemed will be the Fund’s per share net asset value next calculated after receipt of all required documents in “good order,” less any applicable CDSC. Payment of redemption proceeds will be made no later than the fifth business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

You may request express delivery of redemption proceeds. Checks requested to be sent via express delivery are subject to a $35 charge from your account.

“Good order” means that the request must include:

1.	Your account number.
2.	The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3.	The signatures of all account owners exactly as they are registered on the account.
4.	Any required signature guarantees.
5.	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

If you are not certain of the requirements for a redemption, please call customer service at (800) 662-0201. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

The Fund typically pays redemption proceeds from cash held by the applicable Fund, with payment sent to the redeeming shareholder’s address of record not later than the fifth business day following the day the redemption request is received in good order. If necessary, to meet the requirements of a redemption request, the applicable Fund may sell portfolio assets to the extent necessary. In the event of extreme market stress, pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described in the applicable Prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 102

SIGNATURE GUARANTEES

A signature guarantee, or at the Trust’s discretion, a copy of the beneficiary’s driver’s license, and a signed letter of instruction (notarized and witnessed by 2 witnesses), from each account owner is generally required to change the beneficiary or contingent only updates to an account of any size.

A signature guarantee, or specified alternative, of each account owner is generally required to redeem shares under the following circumstances for redemptions of any size:

1.	if you change the ownership on your account;
2.	when you want the redemption proceeds sent to a different address than is registered on the account if the address has been changed within the past 30 days;
3.	if the proceeds are to be made payable to someone other than the account’s listed owner(s);
4.	by any redemption transmitted to a bank other than the bank of record or if the bank of record has changed within the past 30 days; or
5.	if a change of address request has been received by the Trust or the Transfer Agent within 30 days prior to the request for redemption: and
6.

for accounts with wire transfer and/or ACH privileges, if you change the designated account for transactions within 15 days previous to the request for redemption. (for joint accounts, all signatures must be guaranteed, if required as above).

A signature guarantee is generally not required when a certified court order directs the distribution of all or part of an account, provided the request includes a copy of the beneficiary’s driver’s license or other state issued identification, or a federally issued form of identification such as a U.S. passport or military ID, along with a copy of the most recent statement for the account into which the funds are to be distributed.

You may redeem any part of your account (up to $100k across all Funds) by calling Shareholder Services. At the discretion of the Trust or Ultimus Fund Solutions, LLC, you may be required to furnish additional legal documents, or alternative assurances may be accepted to insure proper authorization. A redemption will not be processed until the signature guarantee, if required, is received in “good order.”

Upon the death of a retirement account owner or for TOD accounts below $50,000, named beneficiaries of the retirement account(s), when providing documentation in good order, are not required to provide a medallion signature guarantee. For inherited retirement and TOD accounts above $50,000 the Trust may, in its sole discretion, waive a medallion signature guarantee when the request is made with at least the following documentation (the Trust may require additional items): original death certificate; copy of the beneficiary’s driver’s license; signed, notarized and witnessed (by 2 witnesses) letter of instruction.

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words “New Technology Medallion Signature Guarantee.” Please call customer service at (800) 662-0201 if you have questions.

BY TELEPHONE

The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Funds and instruct it to remove this privilege from your account. You may redeem your shares in the Fund(s) by calling the Transfer Agent at (800) 662-0201 if you elected to use telephone redemption on your account application when you initially purchased shares, or you subsequently completed the telephone authorization request form. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. If you own an IRA, you will be asked whether or not the Fund(s) should withhold federal income tax.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor its Transfer Agent will be held liable if you are unable to place your trade due to high call volume.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 15 days. Neither the Funds, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any such loss. The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or recording telephone instructions.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 103

ONLINE

Online redemptions are generally limited to $100,000 per transaction. For security and risk-management purposes, a Fund or its transfer agent may change this limit at any time without notice. If a medallion signature guarantee is required for redemptions below this amount, the lower threshold will apply.

BY AUTOMATED CLEARING HOUSE (“ACH”)

You may request that the redemption proceeds be transferred to your designated bank if it is a member bank or a correspondent of a member bank of the ACH system. There is no fee charged by the Trust. ACH redemption requests must be received by the Transfer Agent before 4:00 p.m. Eastern Time to receive that day’s closing net assets value. ACH redemptions will be sent on the day following your redemption request. ACH redemption funds are normally available two days after the redemption has been processed. The Transfer Agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account.

SYSTEMATIC WITHDRAWAL PLAN

You may authorize the Fund’s Agent to deposit checks into your bank account from the account established when completing the application for your Fund(s). You must have a minimum account balance of $10,000 to participate in the systematic withdrawal plan. Withdrawals from your account must be a minimum of $100 per account and can be withdrawn either Monthly, quarterly, Semi-Annually or Annually. Please discuss this option with your financial representative or registered investment advisor.

COST BASIS REPORTING

The Funds are required to report cost basis information to the IRS and to shareholders on Form 1099-B for redemptions of “covered shares,” which are generally shares acquired on or after January 1, 2012.

The Funds’ default cost basis calculation method is Average Cost. This method will be applied to your account unless you affirmatively elect a different IRS-accepted method, such as First-In, First-Out (FIFO) or Specific Share Identification. You may make this election for future transactions by providing written instructions, contacting Shareholder Services at (800) 662-0201, or through your online account portal, where available.

Please note that, in accordance with IRS regulations, the cost basis method elected for the first redemption of covered shares cannot be changed after the settlement of the redemption. The cost basis method you select may have significant tax implications. The Fund is not authorized to provide tax advice. We strongly recommend you consult your tax advisor to determine which method is most suitable for your individual circumstances.

REDEMPTION AT THE OPTION OF THE TRUST

If the value of the shares in your account falls to less than $1,000 due to redemptions, the Trust may notify you that, unless your account is increased to $1,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have sixty days after notice to bring the account up to $1,000 before any action is taken. This minimum balance requirement does not apply to Coverdell Savings Accounts, IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1,000 as the result of market action. The Trust reserves this right because of the expense to the Fund of maintaining very small accounts.

ACCOUNT STATEMENTS AND TRANSACTION CONFIRMATIONS

You will receive periodic account statements summarizing all account activity, including purchases, redemptions, exchanges, and any reinvested dividends or capital gains. Additionally, a transaction confirmation will be sent for each financial transaction that occurs in your account, except for those taking place on a recurring basis, such as through an automatic investment plan or for dividend and capital gain distributions. For recurring transactions, the details will appear on your periodic account statement, serving as confirmation for such activity.

It is your responsibility to carefully review all transaction confirmations and account statements for accuracy immediately upon receipt. You must contact a Fund or its Transfer Agent in writing or by telephone promptly within 60 days of the date of the statement or confirmation that first reflects the disputed item. If you fail to provide timely notification within this 60-day period, you will be deemed to have ratified all account activity set forth therein, and the Fund and its agents will not be liable for any losses that may result from your failure to report the issue.

LOST SHAREHOLDERS, INACTIVE ACCOUNTS AND UNCLAIMED PROPERTY

Unclaimed property laws may require a Fund or its transfer agent to transfer the assets of accounts that are considered abandoned, inactive, or lost (due to returned mail) to the appropriate state authority. An account may be deemed unclaimed if the shareholder has not initiated any contact or transaction within a time period specified by applicable state law.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 104

Before any transfer to a state is made, a Fund or its transfer agent will send a due diligence notice to the shareholder, if legislatively required. In some cases, this process is referred to as escheatment, and shareholders may be required to reclaim the assets from the applicable state’s unclaimed property office. Some states may also require the liquidation of shares prior to escheatment, and shareholders may only be entitled to receive the cash value at the time of sale. For retirement accounts, such escheatment may be treated as a taxable distribution, and federal and/or state income tax withholding may apply.

To help avoid escheatment, shareholders should maintain current contact information and periodically initiate contact with a Fund or its transfer agent. Examples of shareholder-initiated contact include written correspondence, telephone inquiries, or initiating a transaction in the account.

In accordance with Texas law, residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. A Texas Designation of Representative Form is available for making such an election.

COURT ORDERED TRANSFERS OF SHARES

In the event of a court-ordered transfer of shares, the shares will be transferred upon receipt of a certified copy of the order issued by a court of competent jurisdiction, and new account forms being completed, if necessary for the completion of the customer identification program (“CIP”).

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 105

Section 5 |	General Information

Dividends, Distributions and Taxes

Dividends paid by each Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Timothy Plan Growth & Income Fund, Timothy Plan Fixed Income Fund, and Timothy Plan High Yield Bond Fund typically make distributions of net investment income at the end of each calendar quarter. The Funds’ net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in the Fund’s portfolio.

Each Fund realizes capital gains when it sells a security for more than it paid for it. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the applicable Fund. You may change the manner in which your dividends are paid at any time by writing to Timothy Plan, c/o Ultimus Fund Solutions, LLC, PO Box 46707, Cincinnati, OH 45246.

Each Fund Intends to qualify and maintain its qualification as a “regulated investment company” under the Internal Revenue Code (the “Code”), meaning that to the extent a Fund’s earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, the Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of any Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Funds’ distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. The Trust will notify you annually as to the tax status of dividend and capital gains distributions paid by the Funds. Such dividends and capital gains may also be subject to state and local taxes.

Fund Exchange Privilege. You may use proceeds from the redemption of shares of any series of the Trust (a “Timothy Fund”) to purchase the same class of shares of another Timothy Fund, provided that shares of the Timothy Fund to be acquired are offered for sale in your state of residence. There is no charge for this exchange privilege. Before making an exchange, you should read the prospectus of the Timothy Fund into which the shares are to be exchanged. The class of shares of the Fund to be acquired will be purchased at the NAV next determined after receipt by the administrator of the written exchange request in proper form. The exchange of shares of one Timothy Fund for shares of another Timothy Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, each Timothy Fund reserves the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders.

Share Class Exchanges

If you wish to transfer your investment between share classes, we generally will process your request as an exchange of the shares you currently hold for shares in the new class. Below is more information about how sales charges are handled for various scenarios.

Exchanges of shares for the same Fund generally will be tax-free for federal income tax purposes. You should consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

Each of these exchange privileges is subject to termination and may be amended from time to time.

Exchanging Class I shares for Class A shares

If a shareholder of Class I shares has ceased his or her participation in a Program, or the financial intermediary has determined to utilize Class A shares in the Program or the shareholder transfers to a Program that utilizes Class A shares, the financial intermediary may exchange all such Class I shares for Class A shares of a Fund. Such exchange will be on the basis of the relative NAVs of the shares, without imposition of any sales load, fee, or other charge.

GENERAL INFORMATION

PROSPECTUS (CLASS A & C) / 106

Net Asset Value

The net asset value (“NAV”) and public offering price, as applicable, of each class of the shares of a Fund is determined at the close of trading (which is normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. In the event that the NYSE closes early, the NAV will be determined as of the time of closing. Shares of each Class of the Funds are offered at the NAV and public offering price, as applicable. The public offering price is a Classes’ next calculated NAV, plus the applicable sales charge, if any. The NAV per share of each Class, as applicable, is calculated by adding the value of each Fund’s investments, cash and other assets, subtracting liabilities of the Class, and then dividing the result by the number of shares of the Class outstanding. Each Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Fund’s Investment Manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board.

Fair Value Pricing

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (“1940 Act”), the Board has delegated to the Adviser responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser will use its best efforts to arrive at the fair value of a security held by a Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Adviser has adopted written policies and procedures, which have been approved by the Board, to guide the Adviser with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

Except for the Israel Common Values Fund and the International Fund which have a higher probability of Fair Value Pricing, the Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. Except for the Israel Common Values Fund and the International Fund, the Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, except for those Funds, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced.

Examples of when it would be likely that a Fund security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities’ exchange had closed but before the Fund’s NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations; or in the event that the Fixed Income or High Yield Bond Funds were to invest in certain types of bonds that had limited marketability, such as “church bonds.”

When a security is fair value priced, it means that the Adviser or Investment Manager is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available or is otherwise limited. Accordingly, there is always the possibility that the Adviser’s or Investment Manager’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

When a security is Evaluated Priced, it means the Adviser and Investment Manager are relying on a nationally recognized company that provides daily pricing of international and domestic securities. Accordingly, there is the possibility that the pricing firm’s calculations or pricing techniques could be wrong, and as a result the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Frequent Trading

For the protection of its shareholders, the Board has adopted a policy prohibiting frequent purchases and sales of Fund shares. The Board extended the policy to be inclusive of all accounts including accounts transacted by registered investment advisers, broker/dealer representatives, transfer agents, third party administrators and insurance companies, and further includes omnibus accounts. The Funds will reject any transactions the Funds believe in good faith constitute frequent trading, including market timing and late transactions, except that the Fund does not impose restrictions on exchanges from the Fixed Income Fund to any other Fund, nor does it restrict immediate sales of shares upon the event of the death or disability of the shareholder. For the purpose cited here, the Fund has determined that purchase and sale transactions in excess of three times per calendar quarter in a single or related accounts imply frequent trading, and may result in the appropriate actions being taken which may include the restricting of the account and notification to the proper authorities.

Upon the discovery of trades transacted or an attempt to be transacted in violation of Rule 10b (Manipulative and Deceptive Contrivances), or Rule 22c-1 (Pricing), such activity shall be immediately reported to the appropriate regulatory agencies and authorities, and the Fund shall fully comply with such agencies during any ensuing investigation.

GENERAL INFORMATION

PROSPECTUS (CLASS A & C) / 107

Distribution and Service Plans

The Trust has adopted distribution and shareholder servicing plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for Class A and Class C shares of the Funds (the “Distribution Plans”). The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate TPL or others for expenses relating to the promotion and sale of shares of the Funds and the servicing of shareholder accounts.

Under the Class A Distribution Plan, the Class A shares of the Funds compensate TPL for distribution and service fees at an annual rate of 0.25% (all of which may be classified as a service fee), payable on a monthly basis, of the Funds average daily net assets attributable to Class A shares.

Amounts paid under the Class A Distribution Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class A shares, including the paying of commissions for sales of Class A shares.

Under the Class C Distribution Plan, the Class C shares of the Funds compensates TPL for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee), payable on a monthly basis, of the Fund’s average daily net assets attributable to Class C shares of the Traditional Funds and 0.75% of the average daily net assets attributable to Class C shares of the Asset Allocation Funds. Amounts paid under the Class C Distribution Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class C shares, including the paying of commissions for sales of Class C shares. The Class C Distribution Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Distribution Plan combined with the CDSC for Class C shares is to provide for the financing of the distribution of Class C shares.

Because 12b-1 fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Fund Service Providers

PRINCIPAL UNDERWRITER

Timothy Partners, Ltd. acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the notice filing of the Funds’ shares under state securities laws and to assist in the sale of shares. TPL also acts as Investment Adviser to the Trust. TPL is not compensated for serving as underwriter of the Trust.

Code of Ethics

The Board has approved Codes of Ethics for the Funds, Investment Adviser, Sub-Advisers, and Principal Underwriter. These Codes of Ethics govern the personal activities of persons who may have knowledge of the investment activities of the Funds, require that they file regular reports concerning their personal securities transactions, and prohibit activities that might result in harm to the Funds. The Board is responsible for overseeing the implementation of the Codes of Ethics. The Trust has filed copies of each Code of Ethics with the Securities and Exchange Commission (“SEC”). The Codes of Ethics are also available on the SEC’s EDGAR database at the SEC’s website (www.sec.gov). Copies of this information can be obtained after paying a duplication fee, by electronic request (publicinfo@sec.gov). The Board also has approved anti-money laundering procedures which it believes are reasonably designed to detect and prevent attempts to utilize the Funds for illegal purposes. Day-to-day responsibility for the monitoring of such activities has been delegated to the Transfer Agent, subject to Board oversight and periodic independent audit.

GENERAL INFORMATION

PROSPECTUS (CLASS A & C) / 108

Section 6 |	Privacy Policy

Privacy Policy and Customer Identification Program

The Board has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include your:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-846-7526

PRIVACY NOTICE

PROSPECTUS (CLASS A & C) / 109

Who we are
Who is providing this Notice?	The Timothy Plan Family of Funds Timothy Partners, Ltd, investment advisor to Timothy Plan
What we do
How does Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does Timothy Plan collect your personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your drivers’ license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness.

● Affiliates from using your information to market to you

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Timothy Partners, Ltd, is an affiliate of Timothy Plan.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● The Timothy Plan does not jointly market.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 110

Section 7 |	Financial Highlights

Each table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights tables are intended to help you understand a Fund’s performance for the past five years or since its inception if less than five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund for the period shown, assuming reinvestment of all dividends and distributions. Information has been derived from financial statements audited by Cohen & Company, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual financial statements, which are available upon request.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 111

Timothy Plan Small Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$20.63	$17.32	$15.98		$21.35	$14.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03	0.10	0.16		0.09	0.12
Net realized and unrealized gain (loss) on investments	(0.02)	3.97	2.32		(3.50)	7.10
Total from investment operations	0.01	4.07	2.48		(3.41)	7.22

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.15)	(0.07)		(0.08)	(0.03)
From net realized gains on investments	(1.06)	(0.61)	(1.07)		(1.88)	—
Total distributions	(1.17)	(0.76)	(1.14)		(1.96)	(0.03)

Net asset value, end of year	$19.47	$20.63	$17.32		$15.98	$21.35

Total return (B)(C)	(0.17)%	24.15%	15.45%		(17.84)%	51.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$104,772	$111,015	$96,865		$88,234	$105,800
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.57%	1.46%	1.47%		1.50%	1.46%
Expenses, net waiver and reimbursement (D)(E)	1.43%	1.33%	1.32	%(G)	1.34%	1.34%
Net investment income, before waiver and reimbursement (E)	0.03%	0.40%	0.74%		0.30%	0.50%
Net investment income, net waiver and reimbursement (D)(E)(F)	0.17%	0.53%	0.89	%(G)	0.46%	0.62%
Portfolio turnover rate	56%	50%	55%		49%	61%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 112

Timothy Plan Small Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$12.15	$10.48	$10.06		$14.16	$9.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)	(0.02)	0.01		(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.01)	2.36	1.48		(2.18)	4.73
Total from investment operations	(0.06)	2.34	1.49		(2.22)	4.71

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.06)	—		—	—
From net realized gains on investments	(1.06)	(0.61)	(1.07)		(1.88)	—
Total distributions	(1.09)	(0.67)	(1.07)		(1.88)	—

Net asset value, end of year	$11.00	$12.15	$10.48		$10.06	$14.16

Total return (B)(C)	(0.93)%	23.28%	14.61%		(18.44)%	49.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,612	$5,266	$6,502		$5,747	$7,293
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.32%	2.21%	2.22%		2.25%	2.21%
Expenses, net waiver and reimbursement (D)(E)	2.18%	2.08%	2.07	%(G)	2.09%	2.09%
Net investment income (loss), before waiver and reimbursement (E)	(0.72)%	(0.30)%	0.00	%*	(0.46)%	(0.26)%
Net investment income (loss), net waiver and reimbursement (D)(E)(F)	(0.58)%	(0.17)%	0.15	%(G)	(0.30)%	(0.14)%
Portfolio turnover rate	56%	50%	55%		49%	61%

*	Amount is less than 0.005%.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 113

Timothy Plan Large/Mid Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021

Net asset value, beginning of year	$25.98		$20.45		$18.91		$21.88	$17.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.10		0.13		0.12		0.07	(0.01)
Net realized and unrealized gain (loss) on investments	0.32		5.59		2.51		(2.01)	5.12
Total from investment operations	0.42		5.72		2.63		(1.94)	5.11

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.10)		(0.04)		(0.00)*	(0.03)
From net realized gains on investments	(2.16)		(0.09)		(1.05)		(1.03)	(0.63)
Total distributions	(2.27)		(0.19)		(1.09)		(1.03)	(0.66)

Net asset value, end of year	$24.13		$25.98		$20.45		$18.91	$21.88

Total return (B)(C)	1.86%		28.18%		13.95%		(9.70)%	29.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$194,928		$199,554		$162,861		$147,928	$160,560
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.47%		1.39%		1.45%		1.46%	1.45%
Expenses, net waiver and reimbursement (D)(E)	1.25	%(I)	1.19	%(G)	1.24	%(H)	1.21%	1.30%
Net investment income (loss), before waiver and reimbursement (E)	0.14%		0.34%		0.36%		0.08%	(0.17)%
Net investment income (loss), net waiver and reimbursement (D)(E)(F)	0.36	%(I)	0.55	%(G)	0.56	%(H)	0.33%	(0.02)%
Portfolio turnover rate	31%		34%		17%		34%	33%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the year ended September 30, 2024, the voluntary waiver was 0.05%.

(H)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

(I)	For the year ended September 30, 2025, the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 114

Timothy Plan Large/Mid Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021

Net asset value, beginning of year	$18.38		$14.53		$13.78		$16.31	$13.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.05)		(0.03)		(0.03)		(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	0.22		3.97		1.83		(1.43)	3.85
Total from investment operations	0.17		3.94		1.80		(1.50)	3.73

LESS DISTRIBUTIONS:
From net realized gains on investments	(2.16)		(0.09)		(1.05)		(1.03)	(0.63)
Total distributions	(2.16)		(0.09)		(1.05)		(1.03)	(0.63)

Net asset value, end of year	$16.39		$18.38		$14.53		$13.78	$16.31

Total return (B)(C)	1.18%		27.23%		13.06%		(10.34)%	28.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$12,869		$13,662		$15,111		$13,695	$15,162
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.22%		2.14%		2.20%		2.21%	2.20%
Expenses, net waiver and reimbursement (D)(E)	2.00	%(I)	1.94	%(G)	1.99	%(H)	1.96%	2.05%
Net investment loss, before waiver and reimbursement (E)	(0.61)%		(0.41)%		(0.40)%		(0.67)%	(0.92)%
Net investment loss, net waiver and reimbursement (D)(E)(F)	(0.39	)%(I)	(0.21	)%(G)	(0.19	)%(H)	(0.42)%	(0.77)%
Portfolio turnover rate	31%		34%		17%		34%	33%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the year ended September 30, 2024, the voluntary waiver was 0.05%.

(H)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

(I)	For the year ended September 30, 2025, the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 115

Timothy Plan Small/Mid Cap Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$13.30	$9.62	$8.42		$12.53	$9.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.07)	(0.06)	(0.03)		(0.09)	(0.14)
Net realized and unrealized gain (loss) on investments	1.66	4.07	1.50		(2.95)	3.39
Total from investment operations	1.59	4.01	1.47		(3.04)	3.25

LESS DISTRIBUTIONS:
From net investment income	(0.02)	—	—		—	—
From net realized gains on investments	(1.06)	(0.33)	(0.27)		(1.07)	(0.64)
Total distributions	(1.08)	(0.33)	(0.27)		(1.07)	(0.64)

Net asset value, end of year	$13.81	$13.30	$9.62		$8.42	$12.53

Total return (B)(C)	12.46%	42.75%	17.59%		(26.66)%	33.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$52,453	$45,754	$32,076		$27,983	$37,917
Ratios to average net assets
Expenses, before waiver and reimbursement	1.70%	1.58%	1.58%		1.62%	1.60%
Expenses, net waiver and reimbursement (D)	1.60%	1.48%	1.48	%(E)	1.52%	1.50%
Net investment loss, before waiver and reimbursement	(0.63)%	(0.61)%	(0.38)%		(1.00)%	(1.30)%
Net investment loss, net waiver and reimbursement (D)	(0.53)%	(0.51)%	(0.28	)%(E)	(0.90)%	(1.20)%
Portfolio turnover rate	74%	95%	67%		46%	74%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 116

Timothy Plan Small/Mid Cap Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$9.70	$7.14	$6.36		$9.79	$7.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.11)	(0.11)	(0.07)		(0.13)	(0.18)
Net realized and unrealized gain (loss) on investments	1.19	3.00	1.12		(2.23)	2.68
Total from investment operations	1.08	2.89	1.05		(2.36)	2.50

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.06)	(0.33)	(0.27)		(1.07)	(0.64)
Total distributions	(1.06)	(0.33)	(0.27)		(1.07)	(0.64)

Net asset value, end of year	$9.72	$9.70	$7.14		$6.36	$9.79

Total return (B)(C)	11.66%	41.88%	16.66%		(27.23)%	32.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,182	$3,004	$2,466		$2,150	$2,877
Ratios to average net assets
Expenses, before waiver and reimbursement	2.45%	2.33%	2.33%		2.37%	2.35%
Expenses, net waiver and reimbursement (D)	2.35%	2.23%	2.23	%(E)	2.27%	2.25%
Net investment loss, before waiver and reimbursement	(1.38)%	(1.36)%	(1.13)%		(1.75)%	(2.05)%
Net investment loss, net waiver and reimbursement (D)	(1.28)%	(1.26)%	(1.03	)%(E)	(1.65)%	(1.95)%
Portfolio turnover rate	74%	95%	67%		46%	56%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 117

Timothy Plan Large/Mid Cap Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$13.38	$10.43	$9.65		$12.61	$9.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.06)	(0.01)	0.01		(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	1.99	3.62	1.76		(2.12)	3.10
Total from investment operations	1.93	3.61	1.77		(2.16)	3.03

LESS DISTRIBUTIONS:
From net investment income	(0.00)*	—	—		—	—
From net realized gains on investments	(0.89)	(0.66)	(0.99)		(0.80)	(0.19)
Total distributions	(0.89)	(0.66)	(0.99)		(0.80)	(0.19)

Net asset value, end of year	$14.42	$13.38	$10.43		$9.65	$12.61

Total return (B)(C)	15.01%	36.13%	18.83%		(18.74)%	31.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$159,125	$132,332	$94,109		$82,627	$96,378
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.51%	1.41%	1.48%		1.50%	1.50%
Expenses, net waiver and reimbursement (D)(E)	1.38%	1.27%	1.29	%(G)	1.30%	1.39%
Net investment income (loss), before waiver and reimbursement (E)	(0.55)%	(0.21)%	(0.11)%		(0.55)%	(0.71)%
Net investment income (loss), net waiver and reimbursement (D)(E)(F)	(0.42)%	(0.08)%	0.07	%(G)	(0.35)%	(0.60)%
Portfolio turnover rate	40%	53%	39%		35%	22%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 118

Timothy Plan Large/Mid Cap Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$9.43	$7.58	$7.31		$9.79	$7.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.11)	(0.07)	(0.05)		(0.10)	(0.12)
Net realized and unrealized gain (loss) on investments	1.38	2.58	1.31		(1.58)	2.42
Total from investment operations	1.27	2.51	1.26		(1.68)	2.30

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.89)	(0.66)	(0.99)		(0.80)	(0.19)
Total distributions	(0.89)	(0.66)	(0.99)		(0.80)	(0.19)

Net asset value, end of year	$9.81	$9.43	$7.58		$7.31	$9.79

Total return (B)(C)	14.24%	35.14%	17.79%		(19.27)%	30.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$11,614	$10,312	$9,802		$8,577	$10,845
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.26%	2.16%	2.21%		2.25%	2.25%
Expenses, net waiver and reimbursement (D)(E)	2.13%	2.02%	2.04	%(G)	2.05%	2.14%
Net investment loss, before waiver and reimbursement (E)	(1.30)%	(0.96)%	(0.85)%		(1.30)%	(1.46)%
Net investment loss, net waiver and reimbursement (D)(E)(F)	(1.17)%	(0.82)%	(0.68	)%(G)	(1.10)%	(1.35)%
Portfolio turnover rate	40%	53%	39%		35%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 119

Timothy Plan Growth & Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$10.98	$9.92	$10.66		$11.75	$10.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.18	0.19	0.17		0.11	0.06
Net realized and unrealized gain (loss) on investments	0.16	1.12	(0.08)		(1.03)	1.68
Total from investment operations	0.34	1.31	0.09		(0.92)	1.74

LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.19)	(0.17)		(0.12)	(0.10)
From net realized gains on investments	—	(0.06)	(0.66)		(0.05)	—
Total distributions	(0.19)	(0.25)	(0.83)		(0.17)	(0.10)

Net asset value, end of year	$11.13	$10.98	$9.92		$10.66	$11.75

Total return (B)(C)	3.16%	13.32%	0.50%		(7.97)%	17.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$14,223	$14,226	$12,726		$13,150	$14,191
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.08%	1.98%	1.98%		1.85%	1.90%
Expenses, net waiver and reimbursement (D)(E)	1.57%	1.59%	1.58	%(G)	1.27%	1.52%
Net investment income, before waiver and reimbursement (E)	1.20%	1.46%	1.23%		0.36%	0.18%
Net investment income, net waiver and reimbursement (D)(E)(F)	1.70%	1.86%	1.63	%(G)	0.94%	0.56%
Portfolio turnover rate	67%	53%	96%		60%	43%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.15%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 120

Timothy Plan Growth & Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$10.52	$9.51	$10.25		$11.31	$9.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.10	0.11	0.09		0.02	(0.02)
Net realized and unrealized gain (loss) on investments	0.14	1.07	(0.07)		(0.98)	1.60
Total from investment operations	0.24	1.18	0.02		(0.96)	1.58

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.11)	(0.10)		(0.05)	(0.01)
From net realized gains on investments	—	(0.06)	(0.66)		(0.05)	—
Total distributions	(0.11)	(0.17)	(0.76)		(0.10)	(0.01)

Net asset value, end of year	$10.65	$10.52	$9.51		$10.25	$11.31

Total return (B)(C)	2.35%	12.47%	(0.23)%		(8.62)%	16.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,114	$1,139	$1,664		$1,923	$1,938
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.83%	2.73%	2.73%		2.60%	2.65%
Expenses, net waiver and reimbursement (D)(E)	2.32%	2.34%	2.33	%(G)	2.02%	2.27%
Net investment income (loss), before waiver and reimbursement (E)	0.45%	0.73%	0.47%		(0.41)%	(0.57)%
Net investment income (loss), net waiver and reimbursement (D)(E)(F)	0.95%	1.13%	0.88	%(G)	0.17%	(0.19)%
Portfolio turnover rate	67%	53%	96%		60%	43%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.15%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 121

Timothy Plan Fixed Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$9.32	$8.68	$8.92		$10.44	$10.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.27	0.26	0.19		0.08	0.03
Net realized and unrealized gain (loss) on investments	(0.10)	0.63	(0.23)		(1.49)	(0.27)
Total from investment operations	0.17	0.89	(0.04)		(1.41)	(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.28)	(0.25)	(0.20)		(0.11)	(0.12)
Total distributions	(0.28)	(0.25)	(0.20)		(0.11)	(0.12)

Net asset value, end of year	$9.21	$9.32	$8.68		$8.92	$10.44

Total return (B)(C)	1.91%	10.37%	(0.55)%		(13.60)%	(2.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$74,281	$75,162	$68,641		$81,219	$96,586
Ratios to average net assets
Expenses, before waiver and reimbursement	1.35%	1.27%	1.29%		1.22%	1.34%
Expenses, net waiver and reimbursement (D)	1.15%	1.07%	1.07	%(E)	1.02%	1.14%
Net investment income, before waiver and reimbursement	2.79%	2.67%	1.87%		0.64%	0.11%
Net investment income, net waiver and reimbursement (D)	2.99%	2.86%	2.09	%(E)	0.84%	0.31%
Portfolio turnover rate	28%	50%	68%		68%	45%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 122

Timothy Plan Fixed Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$8.92	$8.32	$8.56		$10.04	$10.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.19	0.18	0.12		0.01	(0.04)
Net realized and unrealized gain (loss) on investments	(0.08)	0.61	(0.22)		(1.44)	(0.27)
Total from investment operations	0.11	0.79	(0.10)		(1.43)	(0.31)

LESS DISTRIBUTIONS:
From net investment income	(0.22)	(0.19)	(0.14)		(0.05)	(0.03)
Total distributions	(0.22)	(0.19)	(0.14)		(0.05)	(0.03)

Net asset value, end of year	$8.81	$8.92	$8.32		$8.56	$10.04

Total return (B)(C)	1.23%	9.51%	(1.24)%		(14.24)%	(2.99)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,596	$5,860	$7,628		$8,861	$11,369
Ratios to average net assets
Expenses, before waiver and reimbursement	2.10%	2.02%	2.04%		1.97%	2.09%
Expenses, net waiver and reimbursement (D)	1.90%	1.82%	1.82	%(E)	1.77%	1.89%
Net investment income (loss), before waiver and reimbursement	2.04%	1.92%	1.12%		(0.11)%	(0.64)%
Net investment income (loss), net waiver and reimbursement (D)	2.24%	2.10%	1.35	%(E)	0.09%	(0.44)%
Portfolio turnover rate	28%	50%	68%		68%	45%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 123

Timothy Plan High Yield Bond Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$9.05	$8.32	$7.98		$9.91	$9.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.51	0.52	0.44		0.41	0.41
Net realized and unrealized gain (loss) on investments	0.01	0.71	0.35		(1.90)	0.64
Total from investment operations	0.52	1.23	0.79		(1.49)	1.05

LESS DISTRIBUTIONS:
From net investment income	(0.48)	(0.50)	(0.45)		(0.41)	(0.40)
From net realized gains on investments	—	—	—		(0.03)	—
Total distributions	(0.48)	(0.50)	(0.45)		(0.44)	(0.40)

Net asset value, end of year	$9.09	$9.05	$8.32		$7.98	$9.91

Total return (B)(C)	5.97%	15.07%	10.00%		(15.45)%	11.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$76,912	$64,381	$56,855		$67,766	$64,216
Ratios to average net assets
Expenses, before waiver and reimbursement	1.29%	1.24%	1.32%		1.26%	1.38%
Expenses, net waiver and reimbursement (D)	1.19%	1.14%	1.19	%(E)	1.18%	1.33%
Net investment income, before waiver and reimbursement	5.53%	5.78%	5.06%		4.36%	4.15%
Net investment income, net waiver and reimbursement (D)	5.63%	5.88%	5.18	%(E)	4.44%	4.20%
Portfolio turnover rate	46%	33%	72%		24%	57%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 124

Timothy Plan High Yield Bond Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$9.23	$8.48	$8.12		$10.08	$9.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.45	0.46	0.38		0.34	0.34
Net realized and unrealized gain (loss) on investments	0.01	0.72	0.37		(1.93)	0.66
Total from investment operations	0.46	1.18	0.75		(1.59)	1.00

LESS DISTRIBUTIONS:
From net investment income	(0.42)	(0.43)	(0.39)		(0.34)	(0.32)
From net realized gains on investments	—	—	—		(0.03)	—
Total distributions	(0.42)	(0.43)	(0.39)		(0.37)	(0.32)

Net asset value, end of year	$9.27	$9.23	$8.48		$8.12	$10.08

Total return (B)(C)	5.09%	14.14%	9.27%		(16.14)%	10.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,127	$2,469	$2,559		$2,337	$3,138
Ratios to average net assets
Expenses, before waiver and reimbursement	2.04%	1.99%	2.07%		2.01%	2.13%
Expenses, net waiver and reimbursement (D)	1.94%	1.89%	1.94	%(E)	1.93%	2.08%
Net investment income, before waiver and reimbursement	4.78%	5.02%	4.32%		3.60%	3.40%
Net investment income, net waiver and reimbursement (D)	4.88%	5.12%	4.44	%(E)	3.68%	3.45%
Portfolio turnover rate	46%	33%	72%		24%	57%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 125

Timothy Plan International Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021

Net asset value, beginning of year	$13.65		$10.88		$9.16		$12.84	$9.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.07		0.09		0.10	0.02
Net realized and unrealized gain (loss) on investments	2.19		2.82		1.68		(3.72)	2.90
Total from investment operations	2.31		2.89		1.77		(3.62)	2.92

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.12)		(0.05)		(0.06)	—
Total distributions	(0.13)		(0.12)		(0.05)		(0.06)	—

Net asset value, end of year	$15.83		$13.65		$10.88		$9.16	$12.84

Total return (B)(C)	17.12%		26.74%		19.31%		(28.33)%	29.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$66,864		$58,745		$57,824		$45,524	$61,220
Ratios to average net assets
Expenses, before waiver and reimbursement	1.67%		1.67%		1.64%		1.72%	1.63%
Expenses, net waiver and reimbursement (D)	1.57	%(G)	1.59	%(E)	1.59	%(F)	1.67%	1.58%
Net investment income, before waiver and reimbursement	0.79%		0.49%		0.76%		0.79%	0.13%
Net investment income, net waiver and reimbursement (D)	0.89	%(G)	0.57	%(E)	0.81	%(F)	0.84%	0.18%
Portfolio turnover rate	16%		18%		20%		7%	17%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period February 1, 2024 through September 30, 2024 the voluntary waiver was 0.05%.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

(G)	For the year ended September 30, 2025 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 126

Timothy Plan International Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025		2024		2023		2022	2021

Net asset value, beginning of year	$13.06		$10.40		$8.78		$12.35	$9.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		(0.02)		0.01		0.00 *	(0.07)
Net realized and unrealized gain (loss) on investments	2.10		2.70		1.61		(3.57)	2.80
Total from investment operations	2.12		2.68		1.62		(3.57)	2.73

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.02)		—		—	—
Total distributions	(0.03)		(0.02)		—		—	—

Net asset value, end of year	$15.15		$13.06		$10.40		$8.78	$12.35

Total return (B)(C)	16.24%		25.81%		18.45%		(28.91)%	28.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,671		$1,697		$1,841		$1,492	$2,337
Ratios to average net assets
Expenses, before waiver and reimbursement	2.42%		2.42%		2.39%		2.47%	2.38%
Expenses, net waiver and reimbursement (D)	2.32	%(G)	2.34	%(E)	2.34	%(F)	2.42%	2.33%
Net investment income (loss), before waiver and reimbursement	0.04%		(0.25)%		0.02%		0.00%#	(0.65)%
Net investment income (loss), net waiver and reimbursement (D)	0.14	%(G)	(0.17	)%(E)	0.07	%(F)	0.05%	(0.60)%
Portfolio turnover rate	16%		18%		20%		7%	17%

*	Amount is less than $0.005 per share.

#	Amount is less than 0.005%.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period February 1, 2024 through September 30, 2024 the voluntary waiver was 0.05%.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

(G)	For the year ended September 30, 2025 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 127

Timothy Plan Israel Common Values Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$22.00	$19.34	$21.61	$24.70	$16.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.10	0.16	0.11	0.05	(0.10)
Net realized and unrealized gain (loss) on investments	13.80	2.50	(2.38)	(3.14)	8.25
Total from investment operations	13.90	2.66	(2.27)	(3.09)	8.15

LESS DISTRIBUTIONS:
From net investment income	(0.25)	—	—	—	—
Total distributions	(0.25)	—	—	—	—

Net asset value, end of year	$35.65	$22.00	$19.34	$21.61	$24.70

Total return (B)(C)	63.62%	13.75%	(10.50)%	(12.51)%	49.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$84,169	$51,467	$47,004	$53,800	$57,667
Ratio of expenses to average net assets	1.71%	1.77%	1.82%	1.72%	1.72%
Ratio of net investment income (loss) to average net assets	0.36%	0.79%	0.53%	0.20%	(0.48)%
Portfolio turnover rate	8%	9%	7%	8%	12%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 128

Timothy Plan Israel Common Values Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$20.28	$17.97	$20.22	$23.29	$15.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.11)	(0.01)	(0.05)	(0.13)	(0.26)
Net realized and unrealized gain (loss) on investments	12.73	2.32	(2.20)	(2.94)	7.82
Total from investment operations	12.62	2.31	(2.25)	(3.07)	7.56

LESS DISTRIBUTIONS:
From net investment income	(0.06)	—	—	—	—
Total distributions	(0.06)	—	—	—	—

Net asset value, end of year	$32.84	$20.28	$17.97	$20.22	$23.29

Total return (B)(C)	62.38%	12.85%	(11.13)%	(13.18)%	48.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,948	$5,747	$8,101	$10,263	$12,293
Ratio of expenses to average net assets	2.46%	2.52%	2.57%	2.47%	2.47%
Ratio of net investment loss to average net assets	(0.39)%	(0.06)%	(0.25)%	(0.54)%	(1.27)%
Portfolio turnover rate	8%	9%	7%	8%	12%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 129

Timothy Plan Defensive Strategies Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$14.69	$12.98	$12.52		$13.52	$11.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.20	0.25	0.15		0.28	0.10
Net realized and unrealized gain (loss) on investments	1.83	1.78	0.88		(1.21)	1.64
Total from investment operations	2.03	2.03	1.03		(0.93)	1.74

LESS DISTRIBUTIONS:
From net investment income	(0.30)	(0.22)	(0.25)		(0.07)	—
From net realized gains on investments	(0.08)	(0.10)	(0.32)		—	—
Total distributions	(0.38)	(0.32)	(0.57)		(0.07)	—

Net asset value, end of year	$16.34	$14.69	$12.98		$12.52	$13.52

Total return (B)(C)	14.22%	15.92%	8.30%		(6.92)%	14.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$45,599	$43,178	$39,823		$45,313	$40,342
Ratios to average net assets
Expenses, before waiver and reimbursement	1.36%	1.35%	1.36%		1.42%	1.48%
Expenses, net waiver and reimbursement (D)	1.24%	1.19%	1.27	%(E)	1.37%	1.43%
Net investment income, before waiver and reimbursement	1.24%	1.68%	1.09%		1.95%	0.74%
Net investment income, net waiver and reimbursement (D)	1.36%	1.84%	1.18	%(E)	2.00%	0.79%
Portfolio turnover rate	50%	19%	46%		35%	34%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 130

Timothy Plan Defensive Strategies Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$13.78	$12.15	$11.76		$12.74	$11.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.09	0.13	0.05		0.18	0.01
Net realized and unrealized gain (loss) on investments	1.71	1.69	0.83		(1.16)	1.55
Total from investment operations	1.80	1.82	0.88		(0.98)	1.56

LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.09)	(0.17)		—	—
From net realized gains on investments	(0.08)	(0.10)	(0.32)		—	—
Total distributions	(0.28)	(0.19)	(0.49)		—	—

Net asset value, end of year	$15.30	$13.78	$12.15		$11.76	$12.74

Total return (B)(C)	13.36%	15.13%	7.50%		(7.69)%	13.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,347	$3,259	$4,117		$4,880	$3,388
Ratios to average net assets
Expenses, before waiver and reimbursement	2.11%	2.10%	2.11%		2.17%	2.23%
Expenses, net waiver and reimbursement (D)	1.99%	1.94%	2.02	%(E)	2.12%	2.18%
Net investment income (loss), before waiver and reimbursement	0.49%	0.88%	0.30%		1.32%	(0.01)%
Net investment income (loss), net waiver and reimbursement (D)	0.61%	1.04%	0.39	%(E)	1.37%	0.04%
Portfolio turnover rate	50%	19%	46%		35%	34%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 131

Timothy Plan Strategic Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$10.14	$8.79	$8.77		$10.92	$9.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.13	0.18	0.12		0.06	0.03
Net realized and unrealized gain (loss) on investments	0.74	1.32	0.54		(1.70)	1.75
Total from investment operations	0.87	1.50	0.66		(1.64)	1.78

LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.13)	(0.06)		(0.02)	(0.01)
From net realized gains on investments	(0.12)	(0.02)	(0.58)		(0.49)	(0.33)
Total distributions	(0.31)	(0.15)	(0.64)		(0.51)	(0.34)

Net asset value, end of year	$10.70	$10.14	$8.79		$8.77	$10.92

Total return (B)(C)	8.95%	17.23%	7.37%		(15.82)%	19.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$32,825	$31,769	$29,928		$29,944	$37,731
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	0.94%	0.89%	1.28%		1.09%	1.10%
Expenses, net waiver and reimbursement (D)	0.94%	0.89%	1.03	%(F)	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	1.28%	1.96%	1.08%		0.56%	0.27%
Net investment income, net waiver and reimbursement (D)(E)	1.28%	1.96%	1.33	%(F)	N/A	N/A
Portfolio turnover rate	40%	3%	26%		28%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 132

Timothy Plan Strategic Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$8.63	$7.48	$7.54		$9.50	$8.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.07	0.11	0.05		(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	0.62	1.12	0.47		(1.45)	1.54
Total from investment operations	0.69	1.23	0.52		(1.47)	1.49

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.06)	—		—	—
From net realized gains on investments	(0.12)	(0.02)	(0.58)		(0.49)	(0.33)
Total distributions	(0.27)	(0.08)	(0.58)		(0.49)	(0.33)

Net asset value, end of year	$9.05	$8.63	$7.48		$7.54	$9.50

Total return (B)(C)	8.27%	16.61%	6.75%		(16.42)%	18.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,722	$1,971	$2,704		$2,680	$2,967
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.44%	1.39%	1.91%		1.84%	1.85%
Expenses, net waiver and reimbursement (D)	1.44%	1.39%	1.66	%(F)	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	0.78%	1.39%	0.45%		(0.20)%	(0.48)%
Net investment income, net waiver and reimbursement (D)(E)	0.78%	1.39%	0.70	%(F)	N/A	N/A
Portfolio turnover rate	40%	3%	26%		28%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 133

Timothy Plan Conservative Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$10.76	$9.54	$9.58		$11.66	$10.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.17	0.21	0.14		0.05	0.02
Net realized and unrealized gain (loss) on investments	0.53	1.18	0.33		(1.66)	1.31
Total from investment operations	0.70	1.39	0.47		(1.61)	1.33

LESS DISTRIBUTIONS:
From net investment income	(0.25)	(0.15)	(0.04)		(0.02)	(0.04)
From net realized gains on investments	(0.10)	(0.02)	(0.47)		(0.45)	(0.25)
Total distributions	(0.35)	(0.17)	(0.51)		(0.47)	(0.29)

Net asset value, end of year	$11.11	$10.76	$9.54		$9.58	$11.66

Total return (B)(C)	6.74%	14.71%	4.79%		(14.48)%	12.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$33,424	$35,490	$35,238		$37,037	$46,151
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	0.90%	0.90%	1.24%		1.04%	1.10%
Expenses, net waiver and reimbursement (D)	0.90%	0.90%	0.99	%(F)	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	1.60%	2.11%	1.17%		0.43%	0.20%
Net investment income, net waiver and reimbursement (D)(E)	1.60%	2.11%	1.42	%(F)	N/A	N/A
Portfolio turnover rate	37%	4%	27%		21%	21%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 134

Timothy Plan Conservative Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2025	2024	2023		2022	2021

Net asset value, beginning of year	$9.31	$8.25	$8.36		$10.29	$9.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.10	0.14	0.06		(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	0.47	1.02	0.30		(1.45)	1.17
Total from investment operations	0.57	1.16	0.36		(1.48)	1.11

LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.08)	—		—	—
From net realized gains on investments	(0.10)	(0.02)	(0.47)		(0.45)	(0.25)
Total distributions	(0.31)	(0.10)	(0.47)		(0.45)	(0.25)

Net asset value, end of year	$9.57	$9.31	$8.25		$8.36	$10.29

Total return (B)(C)	6.27%	14.14%	4.10%		(15.10)%	11.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,297	$2,898	$3,519		$3,895	$5,496
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.40%	1.40%	1.87%		1.79%	1.85%
Expenses, net waiver and reimbursement (D)	1.40%	1.40%	1.63	%(F)	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	1.10%	1.57%	0.53%		(0.32)%	(0.56)%
Net investment income, net waiver and reimbursement (D)(E)	1.10%	1.57%	0.77	%(F)	N/A	N/A
Portfolio turnover rate	37%	4%	27%		21%	21%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fees. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 135

Section 8 |	For More Information

Additional information about the Funds is available in the Funds’ Class A and C SAI. The SAI contains more detailed information on all aspects of the Funds. A current SAI dated February 1. 2026, has been filed with the SEC and is incorporated by reference into (is legally a part of) this Prospectus. Additional information about each Fund’s investments is also available in the Funds’ semi-annual report, dated March 31, 2025, and audited annual report, dated September 30, 2025, and in Form N-CSR. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its most recent fiscal year. In Form N-CSR, you will find the Funds’ semi-annual and annual financial statements.

The Funds’ SAI, annual report and semi-annual report, and other information such as the Funds’ financial statements, are available, without charge upon request. To receive a copy of any of these documents or to make other types of inquiries to the Funds, please contact the Funds.

	TIMOTHY PLAN (1)	SECURITIES AND EXCHANGE COMMISSION
By Phone:	(800) 846-7526
By Mail:	Timothy Plan c/o Timothy Partners, Ltd. 1055 Maitland Center Commons Maitland, FL 32751
By E-mail:	invest@timothyplan.com	Publicinfo@sec.gov (a duplicating fee required)
By Internet:	timothyplan.com	sec.gov

(1)	A copy of your requested document(s) will be mailed to you within three business days of receipt of your request, by first class mail or other means designed to ensure equally prompt delivery.

Information about the Funds is also available on the SEC’s EDGAR database at the SEC’s website (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov).

Timothy Plan
Investment Company Act No. 811-08228

FORE MORE INFORMATION

PROSPECTUS (CLASS A & C) / 136

Appendix |	Waivers and Discounts Available from Intermediaries

Raymond James

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts

RAYMOND JAMES & ASSOCIATES, INC., RAYMOND JAMES FINANCIAL SERVICES, INC. AND EACH ENTITY’S AFFILIATES (“RAYMOND JAMES”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

FRONT-END SALES LOAD WAIVERS ON CLASS A SHARES AVAILABLE AT RAYMOND JAMES

●	Shares purchased in an investment advisory program.

●	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

●	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

●

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

●

A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC WAIVERS ON CLASSES A, B AND C SHARES AVAILABLE AT RAYMOND JAMES

●	Death or disability of the shareholder.

●	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

●	Return of excess contributions from an IRA Account.

●

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

●	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

●	Shares acquired through a right of reinstatement.

FRONT-END LOAD DISCOUNTS AVAILABLE AT RAYMOND JAMES: BREAKPOINTS, RIGHTS OF ACCUMULATION, AND/OR LETTERS OF INTENT

●	Breakpoints as described in this prospectus.

●

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

●

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

APPENDIX

PROSPECTUS (CLASS A & C) / 137

Merrill Lynch, Pierce, Fenner & Smith, Inc. (“Merrill”)

Front-end or level-load mutual fund shares purchased or sold through a Merrill platform or account are eligible for the sales load waivers and discounts listed in the Merrill-specific waiver and discount section of a participating fund family’s (Appendix A) mutual fund’s prospectus1.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of mutual funds of any relationship or other facts that qualify the transaction for a sales load waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

This document provides additional information on Merrill’s policies related to certain waivers, discounts, and share class exchanges. You are encouraged to speak with your financial advisor to determine whether a transaction is eligible for a waiver or discount.

1.	Merrill’s Policies Related to Front-end Sales Load Waivers

●	Level-load to front-end load share class exchanges:

For participating fund families, Merrill will automatically exchange level-load shares held in Merrill accounts[2] to front-end load shares of the same mutual fund in the month following the 5-year anniversary of the date the level load shares were purchased or the date the level-load shares were transferred into a Merrill account. If a fund’s prospectus permits level-load to front-end load exchanges sooner than 5 years, the earlier prospectus exchange privilege will automatically apply.

For fund families not listed in Appendix A, Merrill will automatically exchange level-load shares held in Merrill accounts to front-end load shares of the same mutual fund in accordance with the timing disclosed the fund’s prospectus.

●

Eligible employees of Merrill or its affiliates: Eligibility will vary depending on your job role at, or your relationship to an eligible employee of, Bank of America N.A. Prior to executing a transaction in mutual fund shares, contact your financial advisor to confirm your eligibility.

●

Merrill Household: Merrill will aggregate related accounts for purposes of determining your Merrill Household. Related accounts generally will include those accounts maintained within the Merrill distribution channel that match two of the following three criteria (1) last name, (2) primary address, and (3) tax identification number. For avoidance of doubt, related accounts do not include accounts across other BofA Corp distribution channels (i.e., Bank of America Private Bank). Please contact your financial advisor to inquire whether an account is included in your Merrill Household prior to your purchase of mutual fund shares.

2.	Merrill’s Policies Related to Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load shares

●	Limits on systematic withdrawals: Systematic withdrawals cannot exceed 10% of the current net asset value of an account’s holding in a particular mutual fund on an annualized basis.

3.	Merrill’s Policies Related to Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

●

Breakpoint discounts, as described in the fund’s prospectus, where the sales charge is at or below the maximum sales charge (currently 3.5%) that Merrill permits to be assessed to a front-end load purchase: Based on your investment needs, if the sales load assessed to your purchase amount would exceed the maximum sales charge of 3.5%, you can instead choose to invest the same dollar amount in level-load shares or purchase an amount of front-end load shares that would bring the sales charge to 3.5% or lower.

●

Eligible share classes for rights of accumulation (ROA): Your aggregated mutual fund holdings in the share classes listed for the mutual fund family in Exhibit A, which are held in your Merrill Household’s accounts, will be combined with your purchase to determine if your purchase qualifies for a breakpoint discount. This list is subject to change.

Holdings in products other than mutual funds and any mutual funds that are not eligible for ROA, as disclosed in the fund’s prospectus, will not count towards ROA. In addition, mutual fund family holdings not held at Merrill may be included in the ROA calculation only if clients notify their financial advisors about such assets. Effective May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation.

[1]

Clients may only purchase mutual fund shares of participating fund families at Merrill. Clients who hold mutual fund shares of non-participating fund families are eligible for the CDSC waivers listed in the non-participating mutual fund’s prospectus.

[2]

Level-load shares held in employer-sponsored retirement, deferred compensation, and employee benefit plan (including health savings accounts) accounts will not be exchanged for front-end load shares. Contact your financial advisor to confirm your account’s eligibility.

APPENDIX

PROSPECTUS (CLASS A & C) / 138

●

Letters of Intent (LOI): Whether your purchase is eligible for a breakpoint discount will depend on a variety of conditions such as whether: (1) the fund family permits LOIs or allows a particular mutual fund or share class to be counted towards your LOI commitment; (2) your purchase is in an account in your Merrill Household and (3) you fulfill your LOI Commitment within a 13-month period.

Effective May 1, 2026, Merrill will no longer accept new LOIs. Please contact your financial advisor to discuss eligibility and to obtain Merrill’s LOI form, which contains more detailed information.

APPENDIX

PROSPECTUS (CLASS A & C) / 139

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Effective on or after January 1st, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Timothy Plan Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

BREAKPOINTS

●	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

●

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Timothy Plan Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

●

The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

●	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

●

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

●

If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

●

Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

●	Shares purchased in an Edward Jones fee-based program.

●	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

APPENDIX

PROSPECTUS (CLASS A & C) / 140

●

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):

●	The redemption and repurchase occur in the same account.

●

The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

●

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

●	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

●	Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.

●	Purchases of Class 529 -A shares made for recontribution of refunded amounts.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

●	The death or disability of the shareholder.

●	Systematic withdrawals with up to 10% per year of the account value.

●	Return of excess contributions from an Individual Retirement Account (IRA).

●

Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

●	Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

●	Shares exchanged in an Edward Jones fee-based program.

●	Shares acquired through NAV reinstatement.

●	Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

●	Initial purchase minimum: $250

●	Subsequent purchase minimum: none

Minimum Balances

●	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

●	A fee-based account held on an Edward Jones platform

●	A 529 account held on an Edward Jones platform

●	An account with an active systematic investment plan or LOI

Exchanging Share Classes

●	At anytime it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

APPENDIX

PROSPECTUS (CLASS A & C) / 141

Morgan Stanley

Financial services company

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

●

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

●	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

●	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

●	Shares purchased through a Morgan Stanley self-directed brokerage account

●

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

●

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days’ following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

APPENDIX

PROSPECTUS (CLASS A & C) / 142

Wells Fargo Clearing Services, LLC and Wells Fargo Advisors
Financial Network, LLC (collectively, “Wells Fargo Advisors”)

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing Fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Prospectus or SAI. In all instances, it is the investor’s responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Advisors Class A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class A shares of a Fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

●

Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.

●	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same Fund.

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.

Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of a Fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

●	Shares purchased through a rollover from another 529 plan.

●	Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.

Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.

Wells Fargo Advisors Contingent Deferred Sales Charge information.

●	Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.

Wells Fargo Advisors Class A front-end load discounts

Wells Fargo Advisors Clients purchasing Class A shares of a Fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

●

Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

●

Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

●	Gift of shares will not be considered when determining breakpoint discounts.

APPENDIX

PROSPECTUS (CLASS A & C) / 143

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2026

TIMOTHY PLAN FAMILY OF FUNDS

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. PORTIONS OF THE FUNDS’ ANNUAL REPORT ARE INCORPORATED HEREIN.

To obtain a free additional copy of the prospectus or SAI, dated February 1, 2026, or an annual report, please contact the Timothy Plan at (800) 846-7526 or visit Timothy Plan’s website at fund.timothyplan.com.

Section 1 | General Information
Fund History	3
Section 2 | Investments and Risks
Investment Strategies and Risks	4
Fund Policies	6
Portfolio Turnover	8
Disclosure of Portfolio Turnover	8
Section 3 | Management of the Funds
Investment Adviser	10
Investment Managers	12
Sub-Adviser Fees	21
Officers and Trustees of the Trust	22
Compensation	30
Code of Ethics	31
Proxy Voting Policies	31
Section 4 | Control Persons and Principal Holders of Securities
Ownership	32
Section 5 | Other Service Providers
Principal Underwriter	38
Transfer/Fund Accounting Agent/Administrator	38
Distributor	38
Independent Registered Public Accounting Firm	40
Custodian	40
Sub Custodian	40
Section 6 | Brokerage Allocation
Brokerage Transactions	41
Commissions	41
Section 7 | Purchase, Redemption, and Pricing of Shares
Purchase of Shares	42
Redemption of Shares	43
Net Asset Value	43
Fair Value Pricing	43
Section 8 | Taxation of the Fund
Taxation	45
Section 9 | Calculation of Performance Data
Performance	47
Section 10 | Financial Statements
Financial Statements	49
Appendix A | Proxy Voting Policy
Preface	50
Key Proxy Voting Issues	50
Proxy Voting Procedures	52
Record Keeping	53
Summary	53

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 2

Section 1 |	General Information

This Statement of Additional Information (“SAI”) is not a prospectus and is meant to be read in conjunction with the Funds’ Prospectus, dated February 1, 2026, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus.

There are three Classes of shares currently offered by The Timothy Plan (the “Trust”): Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge that ends after the first year and ongoing service and distribution fees and Class I shares, which are offered without any sales charges or ongoing service/distribution fees.

This SAI relates only to Class A and Class C shares of the Funds listed below. Class I shares of the Funds are offered in a different Prospectus and SAI dated February 1, 2026.

Traditional Funds (Class A and Class C)

Timothy Plan Small Cap Value Fund	Timothy Plan Fixed Income Fund
Timothy Plan Large/Mid Cap Value Fund	Timothy Plan High Yield Bond Fund
Timothy Plan Small/Mid Cap Growth Fund	Timothy Plan International Fund
Timothy Plan Large/Mid Cap Growth Fund	Timothy Plan Israel Common Values Fund
Timothy Plan Growth & Income Fund	Timothy Plan Defensive Strategies Fund

Asset Allocation Funds (Class A and Class C)

Timothy Plan Strategic Growth Fund	Timothy Plan Conservative Growth Fund

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in the annual and semi-annual Certified Shareholder Reports on Form N-CSR. The annual Certified Shareholder Report on Form N-CSR contains financial statements that are incorporated herein by reference fund.timothyplan.com. The Funds’ Prospectus and copies of the annual and semi-annual reports may be obtained free of charge by contacting banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers and other financial intermediaries that have entered into an agreement with the Funds’ distributor to sell shares of the Funds (each called a “Service Agent”), by writing the Timothy Plan Trust, 1055 Maitland Center Commons, Maitland, FL 32751, by calling (800) 846-7526, by sending an e-mail request to investor@timothyplan.com or by visiting fund.timothyplan.com. Timothy Partners, Ltd. (the “Distributor”) serves as the Fund’s sole and exclusive distributor.

No person has been authorized to give any information or to make any representations not contained in the Prospectus or this SAI in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or the Distributor. The Prospectus and this SAI do not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such an offering may not lawfully be made.

Fund History

The Trust was organized as a Delaware Statutory Trust (fka as a business trust) on December 16, 1993 and is a mutual fund company of the type known as, and registered with the Securities and Exchange Commission as, an open-end management investment company. It is authorized to create an unlimited number of series of shares (each a “Fund”) and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors.

The shares of each series are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

Shareholder meetings will not be held unless required by federal or state law.

GENERAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 3

Section 2 |	Investments and Risks

Investment Strategies and Risks

Each Fund seeks to achieve its objectives by making investments selected in accordance with that Fund’s investment restrictions and policies. Each Fund will follow its investment strategies as described in the Prospectus to achieve its objectives. Each Fund’s particular investment strategies and risks are described in the Prospectus, and those discussions are incorporated herein by reference. This SAI contains further information concerning the techniques and operations of the Funds, the securities in which they may invest, and the policies they will follow.

COMMON STOCK

Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation’s preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK

Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer’s Board of Directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which the Funds invest.

CONVERTIBLE SECURITIES

Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the Fund’s Adviser or the Fund’s Investment Manager anticipates such stock will provide the Fund with opportunities that are consistent with the Fund’s investment objectives and policies.

INVESTMENT GRADE BONDS

Investment Grade Bonds are publicly and privately issued debt securities that generally carry a rating of BBB and above by Standard & Poor’s, or similar ratings by other recognized rating agencies. Because they are considered investment grade, they generally carry lower coupon rates than non-investment grade (“high yield” or “junk”) bonds.

WARRANTS

A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer’s capital stock at a set price for a specified period of time.

AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts (“ADRs”) are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Funds may purchase ADRs whether they are “sponsored” or “unsponsored.” “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository. “Unsponsored” ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders. Because each Fund, except the International Fund

INVESTMENTS AND RISKS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 4

and Israel Common Values Fund, each of which are heavily invested in ADRs, will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that the Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the “Code”).

REAL ESTATE INVESTMENT TRUSTS

Real Estate Investment Trusts (“REITs”) are liquid, dividend-paying means of participating in the real estate market. REITs invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, and hotels, or mortgages secured by real estate. Some REITs are hybrid, investing in both the actual real estate and real estate-backed mortgages.

EXCHANGE-TRADED FUNDS

An exchange-traded fund (“ETF”) is a collection of securities that can be traded on an exchange, similar to stocks. ETFs are a type of pooled investment product that allows investors to buy shares in a fund that tracks a specific market index or sector.

COMMODITY EXCHANGE-TRADED FUNDS

Commodity Exchange-Traded Funds (“Commodity ETFs”) are very similar to a mutual fund but have very little management. A commodity ETF has a set plan for investment in a group of commodities that may be readjusted periodically by the Fund manager. Most commodity ETFs were created to mirror the returns of commodities by investing in the commodity futures markets. They purchase all buy-side futures contracts based on the amount of funds they receive from investors. Some commodity ETFs focus on commodity sectors and only buy futures contracts in that area – oil, agriculture or gold. Some focus on a more diversified basket of commodities. ETFs trade like stocks, can be purchased or sold at any time during market hours, and unlike futures contracts which are highly leveraged, ETFs cannot lose more than the initial investment.

TREASURY INFLATION-PROTECTED SECURITIES

Treasury Inflation-Protected Securities (“TIPS”) are special types of Treasury notes or bonds that offer protection from inflation. Like other Treasuries, TIPS pay interest every six months and pay the principal when the security matures. Unlike conventional government securities, TIPS coupon payments and underlying principal are automatically increased to compensate for inflation as measured by the consumer price index (“CPI”). When a TIPS matures, you are paid the adjusted principal or original principal, whichever is greater. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Consequently, the real rate of return, which represents the growth of purchasing power, is guaranteed. Because of their safety, TIPS offer a low return. In addition, TIPS can lose value if interest rates rise.

HIGH YIELD BONDS

High Yield Bonds are publicly and privately issued debt securities that are rated below investment grade (such as “BB” or lower by Standard & Poor’s Ratings Services and/or Ba or lower by Moody’s Investors Services, Inc.) or deemed to be below investment grade by the Fund’s Investment Manager. Because these securities are below investment grade, they carry higher coupon rates and are subject to greater credit risk.

TEMPORARY DEFENSIVE MEASURES

The Investment Manager(s) of each Traditional and Asset Allocation Fund may take temporary defensive actions when it is determined to be in the best interests of the applicable Fund’s shareholders. Such defensive actions may include, but not be limited to, increasing the percentage of the Fund invested in cash and cash equivalents, investing more heavily in a particular sector, and investing without regard to capitalization rates. When a Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different than it would have been if it had invested strictly according to its objectives.

NATURAL DISASTER / EPIDEMIC RISK

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the United States. These disruptions could prevent the funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds’.

INVESTMENTS AND RISKS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 5

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE DEFENSIVE STRATEGIES FUND

The Defensive Strategies Fund is not a diversified fund as defined by the Investment Company Act of 1940. The Defensive Strategies Fund is a non-diversified fund. As a non-diversified fund, the Defensive Strategies Fund may invest up to 25% of its total assets under management in any single issuer, and up to 50% of its assets under management in just two issuers. However, the remaining fifty percent of the Fund’s assets must adhere to the diversification requirements of the other Timothy Plan Traditional Funds, meaning that the remaining 50% of the Fund’s assets will be diversified, meaning not over 5% will be invested in any one company’s securities.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE ASSET ALLOCATION FUNDS

Depending on an Asset Allocation Fund’s percentage ownership in an underlying Traditional Fund both before and after a redemption, an Asset Allocation Fund’s redemption of shares of such Traditional Fund may cause the Asset Allocation Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Asset Allocation Fund’s tax basis in the shares of the underlying Traditional Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amounts of the distribution. This could cause shareholders of the Asset Allocation Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Traditional Funds directly.

Fund Policies

In addition to those set forth in the current applicable Prospectus, the Traditional Funds (except for the Defensive Strategies Fund) have adopted the investment restrictions set forth below, which are fundamental policies of each Fund, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Fund. As provided in the Investment Company Act of 1940, as amended (the “1940 Act”), a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

These investment restrictions provide that each Traditional Fund (except for the Defensive Strategies Fund) will not:

1.	issue senior securities;

2.	engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the “1933 Act”) in disposing of a portfolio security;

3.	purchase or sell real estate or interests therein, although the Funds may each purchase debt instruments or securities of issuers which engage in real estate operations;

4.	invest for the purpose of exercising control or management of another company;

5.

purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Funds may each invest in the debt instruments or securities of companies which invest in or sponsor such programs;

6.	invest more than 25% of the value of the Fund’s total assets in one particular industry, except for temporary defensive purposes;

7.

make purchases of securities on “margin”, or make short sales of securities, provided that each Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith;

8.

invest in securities of any open-end investment company, except that each Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended. But in no event may a Fund purchase more than 10% of the voting securities, or more than 10% of any class of securities, of another investment company. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered a single class. (The Asset Allocation Funds are not subject to this restriction.);

9.

75% of a Fund’s total assets, invest more than 5% of its assets in the securities of any one issuer. (This limitation does not apply to exchange-traded funds, cash and cash items, or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.);

10.	purchase or sell commodities or commodity futures contracts, other than those related to stock indexes;

11.

make loans of money or securities, except (i) by purchase of fixed income securities in which a Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements;

12.

invest in securities of any company if any officer or trustee of the Funds or the Funds’ Adviser owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company;

INVESTMENTS AND RISKS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 6

13.

borrow money, except that each Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding the Fund’s assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount not to exceed 33% of the value of the Fund’s total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund’s total assets, the Fund will not purchase any securities. Interest paid on borrowing will reduce net income;

14.

pledge, mortgage, hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions; or

15.

purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund’s net assets would be invested in securities that are subject to legal or contractual restrictions on resale (“restricted securities”), in securities for which there is no readily available market quotations (“illiquid securities”), or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of a Fund’s net assets.

In addition to those set forth in the current applicable Prospectus, the Defensive Strategies Fund has adopted the investment restrictions set forth below, which are fundamental policies of that Fund, and which cannot be changed without the approval of a majority of the outstanding voting securities of the Fund. As provided in the Investment Company Act of 1940, as amended (the “1940 Act”), a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

These investment restrictions provide that the Defensive Strategies Fund will not:

1.	engage in borrowing except as permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff;

2.

issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff;

3.

purchase or sell commodities unless acquired as a result of ownership of securities or other investments to the extent permitted under the 1940 Act and the regulations of any other agency with authority over the Fund. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities. This limitation does not preclude the Fund from purchasing and selling gold and other precious metals in amounts not to exceed ten percent (10%) of the Fund’s net assets, in the aggregate, as measured at the time of purchase;

4.

invest more than 25% of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto, or investments in other investment companies;

5.

purchase or sell real estate directly. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from holding or selling real estate acquired as a result of the Fund’s ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

6.

act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies; or

7.

make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, (c) by purchasing non-publicly offered debt securities, (d) by purchasing commercial paper, or (e) by entering into any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretation of the SEC or its staff. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

Except for the restriction on investing in illiquid securities, which applies under all circumstances to all of the Traditional Funds, so long as percentage restrictions are observed by a Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing restrictions.

Each of the Asset Allocation Funds may not:

1.

purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

2.

purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

INVESTMENTS AND RISKS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 7

3.

make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

4.

purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act), and purchase securities of an issuer (except obligations of the U.S. government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if, as a result, with respect to 75% of its total assets, more than 5% of the Fund’s total assets, at market value, would be invested in the securities of issuer;

5.	issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission;

6.

borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Fund’s total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund’s total assets, the Fund will not purchase any securities;

7.	underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

8.	write or acquire options or interests in oil, gas or other mineral exploration or development programs; and

9.	concentrate its investments in any one sector or industry.

Portfolio Turnover

It is not the policy of any of the Funds to purchase or sell securities for short-term trading purposes, but the Funds may sell securities to recognize gains or avoid potential for loss. A Fund will, however, sell any portfolio security (without regard to the time it has been held) when the Investment Manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. The Asset Allocation Funds invest a portion of their assets in certain of the Traditional Funds and adjust the ratio of such investments regularly. As a result, portfolio turnover for the Asset Allocation Funds could be increased and could cause the Traditional Funds to also experience higher portfolio turnover. The portfolio turnover rates for each Fund for the fiscal periods ended September 30, 2024, and 2025 are set forth in the table below.

FUND	2024	2025
Small Cap Value Fund	50%	56%
Large/Mid Cap Value Fund	34%	31%
Small/Mid Cap Growth Fund	95%	74%
Large/Mid Cap Growth Fund	53%	40%
Growth & Income Fund	53%	67%
Fixed Income Fund	50%	28%
High Yield Bond Fund	33%	46%
International Fund	18%	16%
Israel Common Values Fund	9%	8%
Defensive Strategies Fund	19%	50%
Strategic Growth Fund	3%	40%
Conservative Growth Fund	4%	37%

High portfolio turnover rates (annual rates in excess of 100%) involve additional transaction costs (such as brokerage commissions) which are borne by the Funds and may result in adverse tax effects to Fund shareholders. (See “Dividends, Distributions and Taxes” in the Class Class A & C shares Prospectus.)

Disclosure of Portfolio Turnover

The following discussion sets forth the Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings.

INVESTMENTS AND RISKS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 8

FUND SERVICE PROVIDERS

Fund service providers include the following: Fund Transfer and Accounting Agent, Fund Administrator, Independent Registered Public Accounting Firm, Compliance Consulting Firm, Principal Underwriter and Custodians. The Trust has entered into arrangements with certain third party service providers for services that require these groups to have access to each Fund’s portfolio on a real time basis. For example, the Trust’s fund accounting agent is responsible for maintaining the accounting records of each Fund, which includes maintaining a current record of the portfolio holdings of each Fund. The Trust also undergoes an annual audit which requires the Trust’s independent registered public accounting firm to review each Fund’s portfolio. In addition to the fund accounting agent, the Trust’s Funds custodian also maintains an up-to-date list of each Fund’s portfolio holdings, and the bullion custodian maintains custody of the Defensive Strategies bullion holdings. The Trust’s compliance consulting firm must also have access to each Fund’s portfolio information in order to verify compliance with the Federal Securities laws. Each of these parties is contractually and/or ethically prohibited from sharing any Fund’s portfolio holdings information with any third party unless specifically authorized by the Trust’s President, Secretary or Treasurer.

The Board of Trustees (the “Board”) monitors the services provided by each of the service providers to ensure each is complying with the contractual terms or expectation of the arrangement. If the Board is unsatisfied with any of these service providers, the Board may terminate them accordingly. Each of the entities which provide one or more of the services discussed above has adopted a code of ethics which requires that any person associated with such entity (1) maintains the confidentiality of all Trust information obtained by such person, and (2) does not use such person’s knowledge of Trust activities for their own personal benefit. The Trust relies on the compliance departments of each entity to enforce its code.

RATING AND RANKING ORGANIZATIONS

The Trust may from time to time provide the entire portfolio holdings of each Fund to various rating and ranking organizations, such as Morningstar, Inc., Lipper, Inc., Standard & Poor’s Ratings Group, Bloomberg L.P., and Thomson Financial Research. The Trust has obtained assurances from all such parties that any information provided to them will be held in strict confidence and that such information shall not be used for the personal benefit of the recipient.

The Trust’s management has determined that these groups provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. You should be aware that the Trust does not pay them or receive any compensation from them for providing this information.

DISCLOSURE TO OTHER PARTIES

The Trust is also required under law to file a listing of the portfolio holdings of each Fund with the Securities and Exchange Commission on a quarterly basis. The Trust prohibits the disclosure of portfolio information to any third party other than those described above prior to the day after the information is posted to a Fund’s website or until such information has been posted on the SEC’s Edgar System. The Trust further prohibits any person affiliated with the Trust from entering into any ongoing arrangement with any person other than those described above to receive portfolio holdings information relating to a Fund.

REVIEW

The Board reviews these policies not less than annually and receives periodic attestations from affiliated persons that these policies are being adhered to. The Trust’s President, Secretary and Treasurer are authorized, subject to subsequent Board review, to make exceptions to the above-described policies.

INVESTMENTS AND RISKS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 9

Section 3 |	Management of the Funds

Investment Adviser

TIMOTHY PARTNERS, LTD.

The Board has entered into an advisory agreement with Timothy Partners, Ltd. (“TPL”), the Adviser for the provision of investment advisory services on behalf of the Trust to each Fund (collectively referred to as the “Advisory Agreement”), subject to the supervision and direction of the Board. The latest continuance of the Advisory Agreement with TPL was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 20 and 21, 2025. More complete factors considered by the Board in renewing the investment advisory agreement are available in the Trust’s semi-annual report dated March 31, 2025.

The Advisory Agreement may be renewed after its initial two year term only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment.

INVESTMENT ADVISORY FEES

The following table sets forth the investment advisory fees paid to TPL for the fiscal years ended September 30, 2023, 2024 and 2025:

FUND	2023	2024	2025
Small Cap Value Fund
Fees Payable to TPL	$1,390,347	$1,541,489	$1,527,411
Amount (Waived) Recouped by TPL	($73,201)	($81,147)	($79,167)
Expenses Waived for Affiliated Holdings	($145,931)	($161,998)	($181,569)
Large/Mid Cap Value Fund
Fees Payable to TPL	$2,388,677	$2,712,714	$2,753,673
Amount (Waived) Recouped by TPL	($162,412)	($271,483)	($296,662)
Expenses Waived for Affiliated Holdings	($406,839)	($405,105)	($442,218)
Small/Mid Cap Growth Fund
Fees Payable to TPL	$358,040	$535,325	$667,239
Amount (Waived) Recouped by TPL	($42,122)	($62,979)	($78,499)
Large/Mid Cap Growth Fund
Fees Payable to TPL	$1,148,702	$1,559,963	$2,026,818
Amount (Waived) Recouped by TPL	($57,279)	($80,948)	($107,246)
Expenses Waived for Affiliated Holdings	($174,958)	($183,843)	($203,639)
Growth & Income Fund
Fees Payable to TPL	$141,747	$141,492	$157,168
Amount (Waived) Recouped by TPL	($14,626)	($14,814)	($13,389)
Expenses Waived for Affiliated Holdings	($58,867)	($57,547)	($81,297)
Fixed Income Fund
Fees Payable to TPL	$620,665	$670,319	$670,109
Amount (Waived) Recouped by TPL	($196,953)	($223,440)	($223,370)
Expenses Waived for Affiliated Holdings	($29,805)	—	—

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 10

FUND	2023	2024	2025
High Yield Bond Fund
Fees Payable to TPL	$883,693	$1,058,899	$1,232,209
Amount (Waived) Recouped by TPL	($138,531)	($176,483)	($205,368)
Expenses Waived for Affiliated Holdings	($52,505)	—	—
International Fund
Fees Payable to TPL	$1,498,407	$1,701,701	$1,854,885
Amount (Waived) Recouped by TPL	($74,920)	($142,123)	($185,488)
Israel Common Values Fund
Fees Payable to TPL	$1,002,146	$979,623	$1,231,992
Defensive Strategies Fund
Fees Payable to TPL	$460,311	$447,666	$460,555
Amount (Waived) Recouped by TPL	($35,785)	($37,305)	($33,324)
Expenses Waived for Affiliated Holdings	($30,894)	($80,032)	($60,671)
Strategic Growth Fund
Fees Payable to TPL	$224,050	$49,623	$50,027
Amount (Waived) Recouped by TPL	($86,232)	—	—
Conservative Growth Fund
Fees Payable to TPL	$271,072	$56,692	$53,786
Amount (Waived) Recouped by TPL	($102,745)	—	—

The Adviser has a team that determines the portfolio allocations of the Defensive Strategies, the Conservative Growth and Strategic Growth Funds, and the allocations between affiliated exchange-traded funds (“ETFs”) and the share of the portfolio managed by Investment Managers.

Arthur Ally has served the Trust since 1993, and has managed the allocations since the inception of the Defensive Strategies Fund in 2009.

Brian Mumbert has served the Trust since 2006, and joined the allocation team in 2025.

Greg Ally has served the Trust since 2020, and joined the allocation team in 2025.

The following table presents information relating to the persons responsible for managing Fund assets and the number and types of other accounts managed by such persons. The information is current as of September 30, 2025.

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS PERFORMANCE-BASED
NAME OF PORTFOLIO MANAGER	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)
Arthur Ally	0 (0)	0 (0)	0 (0)	0 (0)	0 (0)	0 (0)
Brian Mumbert	0 (0)	0 (0)	0 (0)	0 (0)	0 (0)	0 (0)
Greg Ally	0 (0)	0 (0)	0 (0)	0 (0)	0 (0)	0 (0)

TPL, with the prior approval of the Board and shareholders of the applicable Fund, may engage the services of other investment advisory firms (“Investment Managers”) to provide portfolio management services to a Fund. The following section provides information relating to the Funds’ current Investment Managers.

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 11

Investment Managers

WESTWOOD MANAGEMENT CORP.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Westwood Management Corp., (“Westwood”) dated February 28, 2005, and January 1, 2006, Westwood serves as Investment Manager to the Large/Mid Cap Value Fund and the Small Cap Value Fund. As such, Westwood provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid Cap Value Fund and the Small Cap Value Fund respectively, subject to the supervision and direction of the Funds’ Board. As compensation for its services, Westwood receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million. As of September 30, 2025, Westwood Management Corp. managed approximately $13.98 billion in client assets.

On February 20 and 21, 2025, the Board met to consider, among other matters, retaining Westwood as Investment Manager for the Large/Mid Cap Value Fund and the Small Cap Value Fund, and after full consideration, renewed the agreement for an additional year. A discussion of the Board’s considerations in renewing the agreement is available in the Trust’s semi-annual report dated March 31, 2025.

Large/Mid Cap Value Fund

Westwood utilizes a team of portfolio managers who are responsible for the day-to-day recommendations regarding the investment of the Large/Mid Cap Value Fund’s portfolio.

Mr. Matthew R. Lockridge currently serves as Senior Vice President, Head of U.S. Value and Senior Portfolio Manager for the Adviser. Prior to this, he served as Senior Vice President, Co-Director of Equity Portfolios and Portfolio Manager for the Adviser since January 2018. Prior to this appointment, he served as Senior Vice President, Portfolio Manager and Research Analyst for the Adviser from March 2015 to 2018. Prior to this appointment, he served as Vice President, Portfolio Manager and Research Analyst for the Adviser from May 2010 to March 2015. Prior to joining the Adviser, Mr. Lockridge was a Managing Director at Dearborn Partners, L.L.C. from 2004 to 2010, and he was with Deloitte Consulting, L.L.P. from 2001 to 2004, where he worked as a Senior Consultant. He has served on the portfolio team for the Value Fund since its inception in 2021 and for its respective Predecessor Fund since 2012 and the SmallCap Fund since its inception in 2021 and for its respective Predecessor Fund since 2010. Mr. Lockridge participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Lockridge has served on the portfolio team for the Timothy Plan Large/Mid Cap Value Fund since 2012 and the Timothy Plan Small Cap Value Fund since 2010. Mr. Lockridge has more than 23 years of investment experience.

Mr. Michael H. Wall serves as Vice President, Portfolio Manager and Research Analyst for the Adviser since 2015. From 2011 to 2015, Mr. Wall served as Associate Vice President, Portfolio Manager and Research Analyst. Mr. Wall joined the Adviser after McCarthy Group Advisors, LLC, in which he joined in 2004, was acquired by the Adviser. Mr. Wall is responsible for investment research in REITs and Transportation. He is also a member of the Energy/Utilities and Financials research groups. Mr. Wall began his career at State Street Bank in Kansas City, Missouri, as a Portfolio Accountant and subsequently worked for The SilverStone Group in Omaha, Nebraska, as an Account Manager. Mr. Wall earned an MBA from the University of Nebraska at Omaha and a BS in Accounting from Concordia University. He has served on the portfolio team for the Quality Value Fund since February 2022 and the portfolio team for the Quality AllCap Fund since the Fund’s inception in 2021. Mr. Wall participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Wall has served on the portfolio team for the Timothy Plan Large/Mid Cap Value Fund since February 2022. Mr. Wall has more than 28 years of investment experience.

Mr. Corey Henegar, CFA®, has served as Senior Vice President, Portfolio Manager and Senior Research Analyst since June 2025 after rejoining Westwood in February 2025. Mr. Henegar previously was a Co-Founder, Portfolio Manager and Analyst with Oakview Capital Management, L.P. At Oakview, Mr. Henegar managed an AllCap Value portfolio and covered a variety of sectors using a Quality-Value investment approach. From 2001-2010, Mr. Henegar was with Westwood as both an Analyst and Portfolio Manager on the SMidCap Value strategy. Mr. Henegar holds the CFA charter and graduated from Texas Tech University with a Bachelor of Business Administration degree in Finance. Mr. Henegar participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Henegar has managed the Quality Value Fund since 2025 and has served on the portfolio team for the Timothy Plan Large/Mid Cap Value Fund since 2025. Mr. Henegar has more than 24 years of investment experience.

Small Cap Value Fund

Westwood utilizes a team of portfolio managers who are responsible for the day-to-day recommendations regarding the investment of the Small Cap Value Fund’s portfolio. In addition to Matthew Lockridge listed above, the other team members include William Costello, Frederic Rowsey and Jordan Latimer.

Mr. William E. Costello, CFA®, has served as Senior Vice President, Director of Equity Portfolios and Senior Portfolio Manager for the Adviser since January 2018. Prior to this appointment, he served as Senior Vice President, Portfolio Manager and Senior Research Analyst for the Adviser from July 2010 to 2018. Prior to joining the Adviser, Mr. Costello was a Portfolio Manager and Director of Research at the Boston Company, where he worked from 1997 to 2009, and he worked at Delphi Management as a generalist equity analyst from 1992 until 1997. He has served on the portfolio team for the SmallCap Fund since its inception in 2021 and for its respective Predecessor Fund since 2010 and has served on the

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 12

portfolio team for the SMidCap Fund since its inception in 2021 and for its respective Predecessor Fund since 2018. Mr. Costello participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Costello has served on the portfolio team for the Timothy Plan Small Cap Value Fund since 2010. Mr. Costello has more than 37 years of investment experience.

Mr. Frederic G. Rowsey, CFA®, has served as Vice President, Portfolio Manager and Research Analyst for the Adviser since 2013. He joined the Adviser in July 2010 as a Research Associate. Prior to joining the Adviser, Mr. Rowsey was a student at Harvard University, graduating in May 2010 with a BA in Economics. Mr. Rowsey is a member of the CFA Institute. He has served on the portfolio team for the SmallCap Fund since its inception in 2021 and for its respective Predecessor Fund since 2013. Mr. Rowsey participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Rowsey has served on the portfolio team for the Timothy Plan Small Cap Value Fund since 2013. Mr. Rowsey has more than 15 years of investment experience.

Mr. A. Jordan Latimer, CFA®, has served as Vice President, Portfolio Manager and Research Analyst for the Adviser within the SmallCap Team since 2024 after rejoining Westwood in 2023. Prior to this appointment, he served as Impact Officer at LCM Group, a family office focused on both public and private investments. Prior to LCM Group, Mr. Latimer was a member of the investment team at Ballast Asset Management, providing investment analysis and portfolio management to a fundamental, value-oriented small-mid cap equity strategy. Mr. Latimer began his career at Westwood in 2011 as a Research Associate. In 2015, Mr. Latimer was promoted to Research Analyst, where he was responsible for coverage, research, and idea generation in the technology, industrials, and consumer discretionary sectors. Mr. Latimer graduated magna cum laude from Mays Business School at Texas A&M University and earned his Bachelor of Business Administration in Accounting and Master of Science in Finance. Mr. Latimer earned his CFA charter in April of 2015. Mr. Latimer participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Latimer has served on the portfolio team for the Timothy Plan Small Cap Value Fund since 2024. Mr. Latimer has more than 15 years of investment experience.

Other Information Relating to Westwood

The following table presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts. The information is current as of September 30, 2025.

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS PERFORMANCE-BASED
Name of Sub-Adviser and Portfolio Manager	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)
Westwood Management Corp.
Matthew R. Lockridge	6 (3,016.33)	3 (311.82)	58 (3,430.91)	N/A	N/A	1 (141.71)
Michael H. Wall	5 (1,301.16)	1 (155.94)	39 (1,929.82)	N/A	N/A	1 (141.71)
Corey R. Henegar	3 (1,245.10)	1 (155.94)	34 (1,778.82)	N/A	N/A	1 (141.71)
William E. Costello	3 (1,838.33)	2 (155.88)	36 (2,987.99)	N/A	N/A	N/A
Frederic G. Rowsey	2 (1,737.20)	2 (155.88)	22 (1,650.32)	N/A	N/A	N/A
A. Jordan Latimer	2 (1,737.20)	2 (155.88)	29 (1,649.86)	N/A	N/A	N/A

Westwood compensates the Funds’ portfolio managers for their management of the Funds. Each of the Funds’ portfolio managers’ compensation consists of a base salary, participation in an incentive compensation plan, and a full benefits package. Base salary levels are maintained at levels that the Westwood’s compensation committee deems to be commensurate with similar companies in the asset management industry based on industry compensation surveys. Incentive compensation is based on a percentage of revenue earned by the Westwood or investment strategies managed by the respective portfolio managers. Incentive awards under the plan may be paid in a combination of cash, deferred cash and/or restricted stock of the Westwood parent company, Westwood Holdings Group, Inc. In determining incentive compensation and annual merit-based salary increases, employees on the investment team are evaluated according to a combination of quantitative and qualitative factors. Other benefits such as profit sharing, health insurance, life insurance, short and long-term disability insurance, and a 401(k) plan with employer matching, are also provided.

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 13

As of September 30, 2025, the Portfolio Managers listed below held a beneficial interest in the following Timothy Plan Funds:

NAME OF PERSON	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS HELD BY PORTFOLIO MANAGER
Matthew R. Lockridge	None	None
Michael H. Wall	None	None
Corey R. Henegar	None	None
William E. Costello	None	None
Frederic G. Rowsey	None	None
A. Jordan Latimer	None	None

CHARTWELL INVESTMENT PARTNERS

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Chartwell Investment Partners, (“Chartwell”) dated May 30, 2014, Chartwell serves as Investment Manager to the Large/Mid Cap Growth Fund and the Small/Mid Cap Growth Fund. As Investment Manager, Chartwell provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid Cap Growth Fund and the Small/Mid Cap Growth Fund respectively, subject to the supervision and direction of the Board. As compensation for its services, Chartwell receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million. As of September 30, 2025, Chartwell managed approximately $13.0 billion in client assets.

On February 20 and 21, 2025, the Board met to consider, among other matters, retaining Chartwell as Investment Manager for the Large/Mid Cap Growth Fund and Small/Mid Cap Growth Fund and after full consideration, renewed the Agreement for an additional year. A discussion of the Board’s considerations in renewing the agreement is provided in the Trust’s semi-annual report, dated March 31, 2025.

Large/Mid Cap Growth Fund and Small/Mid Cap Growth Fund

The following members of Chartwell make up the portfolio management team for the Large/Mid Cap Growth Fund and Small/Mid Cap Growth Fund:

Frank L. Sustersic, CFA, Senior Portfolio Manager. Mr. Sustersic earned a Bachelor of Science degree in Economics from The University of Pennsylvania and holds a Chartered Financial Analyst designation. From 2014 to February 2016, Mr. Sustersic worked as a Portfolio Manager at Lazard Asset Management. Prior to that, he worked as a Portfolio Manager at Turner Investments from 1994 to March 2014. In addition, Mr. Sustersic worked as a Portfolio Manager at First Fidelity Bank Corporation from 1989 to April 1994. Mr. Sustersic is a member of the CFA Institute and the CFA Society of Philadelphia. Mr. Sustersic participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. He has authority to direct trading activity on the Funds, and he is also responsible for representing the Funds to investors.

Mark D. Tindall, CFA, is a Portfolio Manager. Mr. Tindall earned a B.A. in Economics from Swarthmore College and his MBA from the Amos Tuck School at Dartmouth College. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute. Prior to coming to Chartwell Mr. Tindall was a member of the equity team at Columbia Partners and served as a co-team leader on their large cap equity portfolios. Prior to joining Columbia Partners, Mr. Tindall spent four years analyzing equity securities at Invesco. He also previously held research positions in the economics departments at Morgan Stanley and the Federal Reserve Bank of New York.

Each team member has a number of other Chartwell professionals supporting their efforts. The members of the Chartwell investment teams average in excess of 20 years’ experience in the investment field.

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 14

Other Information Relating to Chartwell

The following table presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts. The information is current as of September 30, 2025.

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS PERFORMANCE-BASED
Name of Sub-Adviser and Portfolio Manager	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)
Chartwell Investment Partners
Frank L. Sustersic	2 (330)	0 (0)	1 (117)	N/A	N/A	N/A
Mark D. Tindall	0 (0)	0 (0)	10 (478)	N/A	N/A	N/A

A portfolio manager’s and analyst’s base salary are determined by Chartwell’s Compensation Committee and is reviewed at least annually. A portfolio manager’s and analyst’s experience, historical performance, and role in firm or product team management are the primary considerations in determining the base salary. Industry benchmarking is utilized by the Compensation Committee on an annual basis.

Annual bonuses are determined by the Compensation Committee based on revenue sharing. Since strategy revenue is highly correlated with long-term performance, teams can earn a proportion of strategy revenue with the residual over salaries distributable as annual bonuses. Performance tests relative to the appropriate benchmark and peer group rankings can enhance this revenue share. Portfolio construction, sector and security weighting, and performance are reviewed by the Compliance Committee and Compensation Committee to prevent a manager from taking undue risks. Additional factors used to determine the annual bonus include the portfolio manager’s contribution as an analyst, product team management, and contribution to the strategic planning and development of the investment group as well as the firm. For employee retention purposes, part of the annual bonus for key employees is deferred for a period of 3 years.

Chartwell’s investment teams participate in a revenue sharing plan and all employees participate in a 401(k) and ESOP plan.

As of September 30, 2025, the Portfolio Managers listed below held a beneficial interest in the following Timothy Plan Funds:

NAME OF PERSON	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS HELD BY PORTFOLIO MANAGER
Frank L. Sustersic	None	None
Mark D. Tindall	None	None

BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), dated July 1, 2004 (the “Barrow Hanley Sub-Advisory Agreement”), Barrow Hanley provides advice and assistance to TPL in the selection of appropriate investments for the Fixed-Income Fund. Pursuant to amendments to the Agreement dated May 1, 2007, and November 1, 2009, and May 1, 2019, Barrow Hanley provides such advice to the High Yield Bond Fund and to the Debt Instrument Allocation of the Defensive Strategies Fund, and to the Fixed Income Allocation of the Growth & Income Fund, respectively, subject to the supervision and direction of the Funds’ Board. As compensation for its services with respect to the Fixed Income Fund and High Yield Bond Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375% of 1% of the first $20 million in the average net assets of each Fund. As compensation for its services with respect to the Defensive Strategies Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.15% of the average net assets in the Debt Instrument Allocation of the Fund. As compensation for its services with respect to the Growth & Income Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375 of 1% of the first $20 million of the average net assets in the Fixed Income Allocation of the Fund.

As of September 30, 2025, Barrow Hanley managed approximately $59.1 billion in client assets.

On February 20 and 21, 2025, the Board met to consider, among other matters, retaining Barrow Hanley as Investment Manager for the Fixed Income Fund, High Yield Bond Fund, Defensive Strategies Fund Debt Instrument Allocation and the Fixed Income Allocation of the Growth & Income Fund and after full consideration, the Board renewed the agreement for an additional year. A discussion of the Board’s considerations in renewing the agreement is available in the Trust’s semi-annual report dated March 31, 2025.

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 15

Fixed Income Fund and Growth & Income Fund | Fixed Income Allocation

Barrow Hanley utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of the Fixed Income Fund and the Fixed Income Allocation of the Growth & Income Funds’ portfolios.

J. Scott McDonald, CFA, joined Barrow Hanley in 1995. He serves as a portfolio manager on our investment grade fixed income strategies.

Deborah A. Petruzzelli joined Barrow Hanley in 2003. She serves as a portfolio manager/analyst on our investment grade fixed income strategies.

Justin A. Martin, CFA, joined Barrow Hanley in 2004. He serves as a portfolio manager/analysist on our investment grade fixed income strategies.

Matthew K. Routh, CFA, joined Barrow Hanley in 2013. He serves as a portfolio manager/analysist on our investment grade fixed income strategies.

High Yield Bond Fund

Barrow Hanley utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of the High Yield Bond Fund’s portfolio.

Nicholas C. Losey, CFA, joined Barrow Hanley in 2018. He serves as a co-portfolio manager on our high yield and bank loan strategies.

Chet S. Paipanandiker joined Barrow Hanley in 2017. He serves as a co-portfolio manager on our high yield and bank loan strategies.

Michael A. Trahan, CFA, CPA, joined Barrow Hanley in 2018. He serves as a co-portfolio manager on our high yield and bank loan strategies.

Defensive Strategies Fund | Debt Instrument Allocation

Barrow Hanley utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of the Debt Instrument Allocation of the Defensive Strategies Fund’s portfolio.

J. Scott McDonald, CFA, joined Barrow Hanley in 1995. He serves as a portfolio manager on our investment grade fixed income strategies.

Justin A. Martin, CFA, joined Barrow Hanley in 2004. He serves as a portfolio manager/analyst on our investment grade fixed income strategies.

Other Information Relating to Barrow Hanley

The following table presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts. The information is current as of September 30, 2025.

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS PERFORMANCE-BASED
Name of Sub-Adviser and Portfolio Manager	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)
Barrow, Hanley, Mewhinney & Strauss, LLC
J. Scott McDonald	1 (70.6)	1 (20.2)	16 (1,409.4)	N/A	N/A	N/A
Deborah A. Petruzzelli	1 (70.6)	1 (20.2)	10 (669.0)	N/A	N/A	N/A
Justin A. Martin	1 (70.6)	1 (20.2)	16 (1,409.4)	N/A	N/A	N/A
Matthew K. Routh	1 (70.6)	1 (20.2)	16 (1,409.4)	N/A	N/A	N/A
Nicholas C. Losey	1 (68.5)	1 (423.0)	2 (132.0)	N/A	N/A	N/A
Chet S. Paipanandiker	1 (68.5)	1 (423.0)	2 (132.0)	N/A	N/A	N/A
Michael A. Trahan	1 (68.5)	1 (423.0)	2 (132.0)	N/A	N/A	N/A

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 16

The compensation for our investment professionals is closely tied to their overall contribution to the success of our clients’ investment results, as well as the success of Barrow Hanley. In addition to base salary, all portfolio managers and analysts are eligible to participate in a bonus pool. The amount of bonus compensation is based on quantitative and qualitative factors and may be substantially higher than an investment professional’s base compensation.

Portfolio managers and analysts are evaluated on the value each adds to the overall investment process and performance. Contributions in other areas are also considered, such as meetings with clients and consultants, leadership and mentoring, and many other factors.

The final component of compensation of key employees, including portfolio managers and analysts, is their interests in the firm’s equity plan. Each quarter, equity owners receive a share of the firm’s profits in the form of a distribution payment, which is related to the performance of the entire firm.

As of September 30, 2025, the Portfolio Managers listed below held a beneficial interest in the following Timothy Plan Funds:

NAME OF PERSON	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS HELD BY PORTFOLIO MANAGER
J. Scott McDonald	None	None
Deborah A. Petruzzelli	None	None
Justin A. Martin	None	None
Matthew K. Routh	None	None
Nicholas C. Losey	None	None
Chet S. Paipanandiker	None	None
Michael A. Trahan	None	None

EAGLE GLOBAL ADVISERS, LLC

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Eagle Global Advisers, LLC (“Eagle”), dated April 18, 2007, Eagle serves as Investment Manager to the International Fund. As such, Eagle provides advice and assistance to TPL in the selection of appropriate investments for the International Fund, subject to the supervision and direction of the Board. As compensation for its services, Eagle receives from TPL an annual fee at a rate equal to 0.60% of the first $100 million in assets of the Fund; and 0.50% of assets over $100 million. As of September 30, 2025, Eagle managed approximately $3.2 billion in client assets.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Eagle Global Advisers, LLC (“Eagle”), dated October 27, 2011, Eagle serves as Investment Manager to the Israel Common Values Fund. As such, Eagle provides advice and assistance to TPL in the selection of appropriate investments for the Israel Common Values Fund, subject to the supervision and direction of the Funds’ Board. As compensation for its services, Eagle receives from TPL an annual fee at a rate equal to 0.60% of the first $50 million in assets of the Fund; and 0.50% of assets over $50 million.

On February 20 and 21, 2025, the Board met to consider, among other matters, retaining Eagle as Investment Manager for the International Fund and Israel Common Values Fund and after full consideration, renewed the agreement for an additional year. A discussion of the Board’s considerations in renewing the agreement is provided in the Trust’s semi-annual report, dated March 31, 2025.

International Fund and Israel Common Values Fund

Eagle utilizes the team approach to portfolio management for the International Fund and the Israel Common Values Fund. Team members have specific regional and sector responsibilities but have an equal vote in the investment decision-making process. The Eagle Team Members for each Fund are:

Edward R. Allen III*, Ph.D., CFA, Senior Partner. Mr. Allen is a portfolio manager and serves as a member of the International investment committee. Prior to founding Eagle, Mr. Allen was employed by Eagle Management & Trust Company. Before entering the investment advisory business, he served as an assistant professor of economics at the University of Houston. He earned a bachelor’s degree in engineering from Princeton University and a Ph.D. in economics from the University of Chicago. Mr. Allen holds the Chartered Financial Analyst designation and is also a member of the American Finance Association, the CFA Institute, and the FA Society of Houston.

Steven S. Russo*, Senior Partner. Mr. Russo is a portfolio manager and serves as a member of the International investment committee. Prior to founding Eagle, Mr. Russo was employed by Eagle Management & Trust Company and Criterion Investment Management Company. Mr. Russo earned a bachelor’s degree in finance from the University of Texas and an MBA from Rice University. Mr. Russo also serves as a Board Member of the M.A. Wright Fund at Rice University’s Jones School of Management.

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 17

John F. Gualy, CFA*, Senior Partner. Mr.Gualy serves as a portfolio manager and serves as co-Chairman of the International investment committee. Prior to founding Eagle, Mr. Gualy was employed by Eagle Management & Trust Company and as director of research for Continental Intervest. He earned a Bachelor’s degree in economics from the University of Texas and an MBA from Rice University. Mr. Gualy holds the Chartered Financial Analyst designation, is a member of the CFA Institute and is a former President and Director of the CFA Society of Houston. He also served as an Adjunct Professor at Rice University’s Jones Graduate School of Business teaching an MBA class on Stock Analysis.

Brian S. Quattrucci, CFA, Senior Vice President. Mr. Quattrucci serves as a portfolio manager and serves as co-Chairman of the International investment committee. His responsibilities include serving as a global research analyst covering equities across various sectors and regions as well as leading the efforts in creating and monitoring the quantitative tools used in the International equity investment research process. Prior to joining Eagle, Mr. Quattrucci was employed by Fidelity Investments where he served as a mutual fund accounting manager. He earned a bachelor’s degree in Business Administration from Bryant College and an MBA from Rice University. Brian holds the Chartered Financial Analyst designation and is also a member of the CFA Institute and the CFA Society of Houston.

*	Mr. Allen, Mr. Russo and Mr. Gualy are founding partners of the company and have been with the firm since its inception in 1996.

Other Information Relating to Eagle

The following table presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts. The information is current as of September 30, 2025.

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS PERFORMANCE-BASED
Name of Sub-Adviser and Portfolio Manager	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)
Eagle Global Advisors, LLC
Edward R. Allen, III	3 (563.6)	N/A	328 (2,062.4)	N/A	N/A	N/A
Steven S. Russo	3 (563.6)	N/A	328 (2,062.4)	N/A	N/A	N/A
John F. Gualy	2 (336.5)	N/A	328 (2,062.4)	N/A	N/A	N/A
Brian S. Quattrucci	2 (336.5)	N/A	328 (2,062.4)	N/A	N/A	N/A

Eagle maintains a compensation structure that it believes is consistent with industry standards. The partners of Eagle Global Advisers are compensated based on salary, ownership of the firm and bonuses tied to the firm’s performance, product performance and individual performance.

Portfolio Managers and Research Analysts are compensated based on a salary and bonuses tied to the firm’s performance, product performance and individual performance. Investment professionals (non-equity owners) are evaluated annually and have the opportunity to earn performance bonuses that can exceed 30% of total compensation. Senior analysts may receive bonuses up to 100% of salary. Furthermore, it is Eagle’s goal to expand the ownership of the firm to include these employees once they have established themselves within the organization. All employees are eligible for the firm’s profit sharing plan upon completing required service. There are no contractual agreements.

As of September 30, 2025, the Portfolio Managers listed below held a beneficial interest in the following Timothy Plan Funds:

NAME OF PERSON	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS HELD BY PORTFOLIO MANAGER
Edward R. Allen, III	None	None
Steven S. Russo	None	None
John F. Gualy	None	None
Brian S. Quattrucci	$100,001 - $500,000	$100,001 - $500,000

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 18

CHILTON CAPITAL MANAGEMENT, LLC

Pursuant to an Investment Sub-Advisory Agreement between TPL , the Trust and Chilton Capital Management, LLC (“Chilton”), dated January 21, 2021, Chilton serves as Investment Manager for the REIT Allocation of the Defensive Strategies Fund. As such Chilton provides advice and assistance to TPL in the selection of appropriate investments for the REIT Allocation of the Defensive Strategies Fund, subject to the supervision and direction of the Board. As compensation for its services rendered to the Defensive Strategies REIT Allocation, the Adviser will pay to the Investment Manager a fee at an annual rate equal to 0.42% of the Defensive Strategies Fund’s average daily assets attributed to the REIT Allocation of the Defensive Strategies Fund’s investment portfolio (“Allocated Assets”) up to $10 million, 0.39% for the next $10 million in Allocated Assets, 0.35% for the next $30 million in Allocated Assets, and 0.30% of Allocated Assets over $50 million.

On February 20 and 21, 2025, the Board met to consider, among other matters, retaining Chilton as Investment Manager for the Defensive Strategies Fund REIT Allocation and after full consideration, the board renewed the agreement with Chilton as sub-adviser for the REIT allocation. A discussion of the Board’s considerations in renewing the agreement is provided in the Trust’s semi-annual report, dated March 31, 2025.

As of September 30, 2025, Chilton managed approximately $3.2 billion in client assets.

Defensive Strategies Fund | REIT Allocation

Chilton utilizes a team of portfolio managers who are responsible for the day-to-day recommendations regarding the investment of the REIT allocation for the Defensive Strategies Fund.

Bruce G. Garrison, CFA, is the senior portfolio manager for the firm’s REIT strategy. Prior to joining Chilton Capital Management in 2011 he served as a Director in the Investments Group at Salient Partners. Mr. Garrison began his career in 1972 with Morgan Guaranty Trust Co. His career experience also includes tenure as Managing Director for Kidder Peabody & Co., and Paine Webber (now UBS), where he participated in over $8 billion of financings (primarily equity) involving REITs. In 1993 and 1994, Mr. Garrison was voted Institutional Investor All American for REIT Research, first and second, respectively, and won the Realty Stock Review All-Star Analyst Award in 1992, 1993, and 1994.

Mr. Garrison has a BBA and MBA from the University of Texas at Austin. He is a CFA charter holder, a member of the CFA Institute, and the CFA Society of Houston and a member and former governor of the National Association of Real Estate Investment Trusts (NAREIT). Mr. Garrison serves on the firm’s Investment Policy Committee and Risk Committee.

Matt Werner is a Managing Director / Portfolio Manager who leads the Chilton REIT Team along with strategy founder Bruce Garrison. Mr. Werner performs analysis, conducts property tours, and meets with REIT management teams in order to assemble a portfolio that seeks to outperform the benchmark, net of all fees and expenses. His team is responsible for managing separately managed accounts for institutions and high net worth individuals, as well as a public 40 Act Fund. Mr. Werner also interfaces with clients and prospects in order to communicate how this proven strategy will continue to build wealth so that clients can achieve their financial goals. Mr. Werner serves on the firm’s Investment Policy Committee and Risk Committee.

Prior to arriving at Chilton, Mr. Werner worked on the investment team at Salient Partners, where he gained valuable knowledge of analyzing and assessing real estate fund managers for a fund-of-funds, as well as working on the Salient REIT Team.

Mr. Werner holds a CFA charter and is a member of the Houston CFA Society, CFA Institute, and National Association of Real Estate Trusts (NAREIT). He has been quoted in numerous national publications including the Wall Street Journal, Forbes, Barron’s, Financial Times, Investors Business Daily, Grant’s Interest Rate Observer, and Kiplinger’s. Mr. Werner holds a BS degree in Finance from Boston College.

Other Information Relating to Chilton

The following table presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts. The information is current as of September 30, 2025.

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS PERFORMANCE-BASED
Name of Sub-Adviser and Portfolio Manager	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)
Chilton Capital Management, LLC
Bruce G. Garrison	0 (0)	0 (0)	322 (378)	0 (0)	0 (0)	0 (0)
Matt Werner	0 (0)	0 (0)	322 (378)	0 (0)	0 (0)	0 (0)

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 19

In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities among the industries covered by that analyst. Many of our key employees, including all portfolio managers and the majority of our analysts, have economic ownership in Chilton.

The compensation of portfolio managers is not directly tied to growth in assets and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at Chilton will increase over time, if and when assets continue to grow.

As of September 30, 2025, the Portfolio Managers listed below held a beneficial interest in the following Timothy Plan Funds:

NAME OF PERSON	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS HELD BY PORTFOLIO MANAGER
Bruce G. Garrison	None	None
Matt Werner	None	None

CORECOMMODITY MANAGEMENT, LLC

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and CoreCommodity Management, LLC (“CORE”), (formerly Jefferies Asset Management, LLC under an agreement dated September 27, 2011) serves under an agreement dated December 6, 2013 as the Investment Manager to the commodities-based allocation of the Defensive Strategies Fund. As Investment Manager, CORE provides advice and assistance to TPL in the selection of appropriate investments for the Fund’s commodities-based allocation, subject to the supervision and direction of the Funds’ Board. As compensation for its services to the Fund, CORE receives from TPL an annual fee at a rate equal to 0.40% of the Fund’s average daily assets up to $25 million, and 0.35% of average daily net assets over $25 million.

As of September 30, 2025, CORE managed approximately $8.6 billion in client assets (measured at agreed upon notional amount for managed accounts, net asset value for pooled vehicles and includes anticipated subscriptions or redemptions in a subsequent period).

On February 20 and 21, 2025, the Board met to consider, among other matters, retaining CORE as Investment Manager for the commodities allocation for the Defensive Strategies Fund and after full consideration, renewed the agreement for an additional year. A discussion of the Board’s considerations in renewing the agreement is provided in the Trust’s semi-annual report, dated March 31, 2025.

Defensive Strategies Fund | Commodities Allocation

CORE’s Adam C. De Chiara and Douglas Daly serve as the Fund’s commodities-based Portfolio Managers and are responsible for all investment decisions for the Fund.

Adam De Chiara is a Co-Founder and Co-President of CORE and the Chief Investment Officer and Portfolio Manager of the CoreCommodity Programs. Mr. De Chiara began his commodity career in 1991 at Goldman Sachs where he was responsible for trading the Goldman Sachs Commodity Index (“GSCI”). In 1994, Mr. De Chiara founded the commodity index group at AIG, where he designed and launched the Dow Jones - AIG Commodity Index (now the Bloomberg Commodity Index “BCOM”). In 2003, Mr. De Chiara co-founded the commodities group at Jefferies, including what is now known as CoreCommodity Management. Mr. De Chiara received a B.A. magna cum laude from Harvard University and a J.D. with honors from Harvard Law School.

Douglas Daly, CFA is a Managing Director and Portfolio Manager at CORE, overseeing the Institutional Division’s natural resource equity strategies. Before joining the firm in 2014, Mr. Daly graduated from Johns Hopkins University where he earned his B.S. in Physics and Applied Mathematics & Statistics. During his tenure at Johns Hopkins University, Mr. Daly worked with the Executive Director of the Financial Mathematics Masters Program on research developing quantitative investment strategies, for liability-driven institutional investors and pension funds, utilizing glide-path models and advanced computational methods to optimize risk and return metrics.

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 20

Other Information Relating to CORE

The following table presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts. The information is current as of September 30, 2025.

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS PERFORMANCE-BASED
Name of Sub-Adviser and Portfolio Manager	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)
CoreCommodity Management, LLC
Adam De Chiara	0 (0)	3 (1,863)	5 (1,328)	N/A	2 (94)(1)	14 (3,297)
Douglas Daly	1 (375)	0 (0)	4 (102)	N/A	1 (65)	0 (0)

(1)	Investors in certain private funds have the option of selecting a performance fee.

The portfolio manager’s total compensation consists of base salary and cash bonus. Base salaries are determined by considering experience and expertise and may be reviewed for adjustment annually. The portfolio manager is eligible to receive bonuses, which may be significantly more than his base salary, upon attaining certain performance objectives based on measures of individual, group or department success. These goals are specific to the portfolio manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process, and, absent a contractual agreement, bonuses are determined at the discretion of CORE. Likewise, while the portfolio manager may manage accounts that have a performance or outperformance fee component, absent a contractual arrangement, bonuses are determined at the discretion of CORE. Certain portfolio managers may also have employment contracts, which may guarantee severance payments in the event of involuntary termination. However, given that Mr. De Chiara also serves as a co-President of CORE, his compensation is heavily influenced by the overall performance and reputation of CORE rather than being triggered by the performance of any one program or client account. The portfolio manager may also participate in benefit plans and programs available generally to all employees. He also receives, indirectly, compensation from CORE’s affiliate, Core Commodity Indexes, LLC which acts as an index sponsor to certain indexes.

As of September 30, 2025, the Portfolio Managers listed below held a beneficial interest in the following Timothy Plan Funds:

NAME OF PERSON	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS HELD BY PORTFOLIO MANAGER
Adam De Chiara	None	None
Douglas Daly	None	None

Sub-Adviser Fees

The following table sets forth the fees paid to each sub-adviser by TPL for the fiscal years ended September 30, 2023, 2024 and 2025:

INVESTMENT SUB-ADVISER	FUND	2023	2024	2025
Westwood Management Corp.
	Small Cap Value Fund	$410,885	$440,591	$430,003
	Large/Mid Cap Value Fund	$626,520	$713,731	$713,439
Chartwell Investment Partners
	Small/Mid Cap Growth Fund	$146,023	$192,093	$230,590
	Large/Mid Cap Growth Fund	$342,570	$447,745	$570,354
Barrow, Hanley, Mewhinney and Strauss
	Growth & Income Fund	$20,246	$18,984	$16,809
	Fixed Income Fund	$194,163	$214,755	$210,341
	High Yield Bond Fund	$282,321	$338,874	$386,407
	Defensive Strategies Fund – Debt Instrument Allocation	$26,062	$26,892	$22,743

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 21

INVESTMENT SUB-ADVISER	FUND	2023	2024	2025
Eagle Global Advisers
	International Fund	$855,945	$915,159	$938,948
	Israel Common Values Fund	$524,889	$526,799	$622,260
Chilton Capital Management
	Defensive Strategies Fund – REIT Allocation	$63,776	$59,698	$68,706
CoreCommodity Management
	Defensive Strategies Fund – Commodities Allocation	$59,918	$54,087	$59,459

Officers and Trustees of the Trust

The Trustees and Principal Executive Officers of the Trust and their principal occupations for the past five years are listed as follows:

INTERESTED TRUSTEES

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Brian Mumbert[1] 1055 Maitland Center Commons Maitland, FL Born: 1978	Trustee and President	Indefinite; Trustee and Officer since 2025	16
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Vice President and Regional Sales Executive of Timothy Partners, Ltd. (“TPL”), the investment Adviser and principal underwriter to each Fund.		None

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Mat Staver[2] 1055 Maitland Center Commons Maitland, FL Born: 1956	Trustee and Chairman	Indefinite; Trustee since 2000	16
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE

An attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder and Chairman of Liberty Counsel (1989-present), a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.

			None

1.

Mr. Mumbert is an “interested” Trustee, as defined in the 1940 Act, because of his positions with and financial interests in TPL. Mr. Mumbert is also the son-in-law of Mr. Ally, Chairman of the Trust, and is married to Cheryl Mumbert, a Vice President of the Trust.

2.	Mr. Staver is an “interested” Trustee, as defined in the 1940 Act, because he has a limited partnership interest in TPL.

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 22

INDEPENDENT TRUSTEES

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Dale A. Bissonette 1055 Maitland Center Commons Maitland, FL Born: 1958	Trustee and Audit Committee Chairman	Indefinite; Trustee since 2020; Audit Committee since 2022	16
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	President and Chief Executive Officer (“CEO”), Good Place Holdings, a Christian Centered Business Holding Company.		None

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
J. Kenneth Blackwell 1055 Maitland Center Commons Maitland, FL Born: 1948	Trustee	Indefinite; Trustee since 2025, previously served from 2011-2020 and from 2022-2024	16
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Self-Employed Independent Public Policy Consultant.		Public Interest Legal Foundation; National Rifle Association; Law Enforcement Legal Defense Fund; American Constitution Rights Union

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Richard W. Copeland 1055 Maitland Center Commons Maitland, FL Born: 1947	Trustee	Indefinite; Trustee since 2005	16
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE

Retired. Associate Professor of Law Stetson University. Retired Principal of Copeland & Covert, Attorneys at Law, specializing in tax and estate planning. B.A. from Mississippi College, JD from the University of Florida and LLM Taxation from the University of Miami.

			None

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 23

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Theron R. Holladay Sr. 1055 Maitland Center Commons Maitland, FL Born: 1971	Trustee	Indefinite; Trustee since 2025	16
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	President (since 2010) CEO and Board Member of Parkway Advisors (2001-present).		Directors Foundation (2014-present). Abilene Cultural Affairs Council (2015-2023)

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Deborah Travis Honeycutt, MD 1055 Maitland Center Commons Maitland, FL Born: 1947	Trustee	Indefinite; Trustee since 2010	16
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE

Owner and President of D. Ann Travis, MD, LLC (2001-present); Licensed physician at Kaiser Permanente under the auspices of CompHealth (2015-2018 and 2022-2025); CEO of Minority Health Services in Atlanta, and as a volunteer at Atlanta Morning Center pregnancy resource center (2021-2025); and licensed physician at Chickasaw Nation Medical Center (2019-2021).

			None

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Anthereca E. Lane, MD 1055 Maitland Center Commons Maitland, FL Born: 1961	Trustee	Indefinite; Trustee since 2025	16
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Owner of Lane Women’s Health on Demand, LLC (2018-present). Member of Women’s Services Medical Staff at Good Samaritan Hospital (2022-present).		Board of Directors of YMCA Powel Crosley

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
John C. Mulder 1055 Maitland Center Commons Maitland, FL Born: 1950	Trustee	Indefinite; Trustee since 2005	16
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	President of WaterStone (FKA the Christian Community Foundation and National Foundation) from 2001 to 2022.		Director for WaterStone since 2022

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 24

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Shelly Nahrstedt 1055 Maitland Center Commons Maitland, FL Born: 1961	Trustee	Indefinite; Trustee since 2025	16
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Chief Operating Officer, Integrity Fund Services, LLC, and Treasurer, Integrity Viking Funds (2020-present).		Independent Trustee of Monteagle Funds

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Abraham Rivera 1055 Maitland Center Commons Maitland, FL Born: 1969	Trustee and Governance Committee Chairman	Indefinite; Trustee since 2020; Governance Committee Chairman since 2024	16
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Pastor / President, for La Puerta Life Center, Inc., a Florida corporation.		Director, for La Puerta Life Center, Inc., a Florida corporation

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Alan M Ross 1055 Maitland Center Commons Maitland, FL Born: 1951	Trustee and Vice Chairman	Indefinite; Trustee since 2004; Vice Chairman since 2014	16
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE

Founder and CEO Kingdom Companies founded in 2000. President of the Electric Power Reliability Alliance (EPRA), a nonprofit serving industrial, commercial and grid-edge electrical reliability practitioners, retired 2020. CEO and Managing Editor APC Media since 2000.

			None

PRINCIPAL EXECUTIVE OFFICERS

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Greg Ally 1055 Maitland Center Commons Maitland, FL Born: 1985	Treasurer and Principal Financial Officer	Indefinite; Treasurer and Principal Financial Officer since 2025	N/A
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE

Chief Financial Officer of TPL, the investment Adviser and principal underwriter to each Fund, February 2025 to present; Financial Reporting Analyst of TPL, February 2020 to February 2025; Aircraft Maintenance Manager, U.S. Air Force Reserve, 2015 to March 2024.

N/A

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 25

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Cheryl Mumbert 1055 Maitland Center Commons Maitland, FL Born: 1970	Vice President	Indefinite; Officer since 2019	N/A
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Chief Marketing & Design Officer for Adviser, Timothy Partners, Ltd.		N/A

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Cory J. Gossard Pine Advisor Solutions 501 S Cherry Street Suite 610 Denver, CO 80246 Born: 1972	Chief Compliance Officer	Indefinite; Since 2025	N/A
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE

PINE Advisor Solutions, Managing Director, leads Pine’s Fund Chief Compliance Officer Services Team, April 2021 to present; Vidant Asset Management, Chief Compliance Officer, March 2020 to December 2021.

N/A

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
David James 225 Pictoria Drive Cincinnati, Ohio 45246 Born: 1970	Secretary	Indefinite; Secretary since 2023, Assistant Secretary 2022-2023	N/A
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE

As Executive Vice President, Chief Legal and Risk Officer at Ultimus Fund Solutions, LLC, since 2018; Department Head of State Street Bank and Trust Company’s Fund Administration Legal Department -2009-2018.

N/A

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Robert Harty 225 Pictoria Drive Cincinnati, Ohio 45246 Born: 1990	Assistant Secretary	Indefinite; Assistant Secretary since 2025	N/A
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Counsel, Ultimus Fund Solutions, LLC, since 2024; Fiduciary Specialist, Citi Fund Services, 2020-2024.		N/A

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 26

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Deryk Jones 4221 North 203rd St. Suite 100 Elkhorn, NE 68022 Born: 1988	AML Officer	Indefinite; AML Officer since 2022	N/A
	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS		DIRECTORSHIPS HELD BY TRUSTEE
	Compliance Analyst, Ultimus Fund Solutions, LLC, since March 2018		N/A

ADDITIONAL INFORMATION ABOUT THE TRUSTEES

Each Trustee’s experience, qualifications, attributes, or skills, both on an individual and combined basis with those of the other Trustees, lead the Board of Trustees to conclude that they are qualified to serve on the Board. The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss the information provided to them; to interact effectively with the Adviser, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. The Board of Trustees also considers the contributions each Trustee can make to the Board and the Trust a valuable asset.

As described in the table above, the Independent Trustees have served as such for a considerable period of time, which has provided them with knowledge of the business and operation of the Funds and the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply to each Trustee:

Brian Mumbert has served for the last 19 years in varying roles as regional sales executive of Timothy Partners, Ltd., serving as Vice President for the past 12 years. Mr. Mumbert brings his leadership, relational, and sales experience to the Board.

Mat Staver served as Dean of Liberty University School of Law and is the founder and chairperson of Liberty Counsel. Mr. Staver has argued before the United States Supreme Court and brings his extensive legal background to the Board.

Dale A. Bissonette is the President of Good Place Holdings, a Christian Centered Business holding Company. Mr. Bissonette adds diverse business skills and experience to the Board.

J. Kenneth Blackwell brings his vast experience and unique perspective gained as the former mayor of Cincinnati, Ohio, and also served as former Secretary of State for Ohio. Mr. Blackwell was an overseas ambassador, author, and celebrated business entrepreneur. Mr. Blackwell has also previously served as an independent trustee of the Trust.

Richard W. Copeland is a retired Associate Professor from Stetson University School of Business Administration. Retired Principal of Copeland & Covert, Attorneys at Law specializing in tax and estate planning. B.A. from Mississippi College, JD from the University of Florida, and LLM Taxation from the University of Miami.

Theron R. Holladay Sr., CFA, currently serves as a financial professional providing advice to the insurance industry at a firm which integrates biblical principles. Mr. Holladay offers the Board his insurance investment and accounting experience.

Deborah Travis Honeycutt, MD, is a physician practicing in the Atlanta, GA, area. Dr. Honeycutt has experience in managing and directing health clinics and as a family medical practitioner and brings extensive business experience, as well as experience in the health care sector, to the Board.

Anthereca E. Lane is a physician and entrepreneur practicing in the Cincinnati, Ohio area. Dr. Lane brings extensive business and health care experience from running her own medical practice and digital women’s health service to the Board.

John C. Mulder is the executive director of Waterstone, a charitable remainder trust custodian that serves persons across the United States. Mr. Mulder brings proficiency in taxation and the skills he has acquired in managing a national organization.

Shelly Nahrstedt served as Chief Operating Officer of a mutual fund transfer agent and as a director of a mutual fund administrator. She also served as treasurer of numerous mutual funds. Ms. Nahrstedt brings her fund accounting experience to the Board.

Abraham Rivera is the recipient of various honors and awards for his work in the community, including the United States Congressional Award for Hispanic Leadership. He is currently on the teaching staff of St. Thomas University. Mr. Rivera is the Pastor / President / Director for the La Puerta Life Center, Inc. in Florida.

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 27

Alan M Ross is an entrepreneur specializing in corporate turn-around ventures and currently serves as the president of the Electric Power Reliability Alliance (EPRA). Mr. Ross offers the Board the wealth of knowledge he has gained in his experiences as a manager/owner of numerous companies.

References to the experience, qualifications, attributes, or skills of the Trustees are pursuant to the requirements of the Securities and Exchange Commission. They do not indicate that the Board or any Trustee has special expertise or experience, and shall not impose any greater responsibility or liability on such Trustee or the Board by reason thereof.

BOARD STRUCTURE

The Board is responsible for overseeing the management and operations of the Trust and the Funds. The Board currently consists of ten independent trustees and two trustees who are interested persons in the Trust. Mat Staver serves as Chairman of the Board. Mr. Alan Ross serves as Vice-Chairman of the Board and the Lead Independent Trustee. Mr. Ross works with Mr. Staver to set the agendas for the Board and Committee meetings and chair meetings of the Independent Trustees. Generally, Mr. Ross is a liaison between the Independent Trustees and the Trust’s management during Board meetings.

The Board has two standing committees: the Audit Committee and the Governance Committee. The members of each Committee are not “interested” persons of the Trust (as defined in the 1940 Act).

The Audit Committee consists of Messrs. Bissonette – Chairman, Mulder, Copeland, and Ms. Nahrstedt. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls, and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; acting as a liaison between the independent auditors and the full Board. The Audit Committee meets twice during each calendar year.

The Governance Committee consists of Messrs. Rivera – Chairman, Bissonette, Ross, and Mrs. Honeycutt. The Governance Committee is responsible for overseeing the composition of the Board, the qualifications and independence of its members, compensation, education, the Trustees’ annual “self-assessment” and other governance matters, as well as the succession of Board members. The Committee meets on an as-needed basis and currently does not accept recommendations from shareholders regarding nominees. The Committee was established in February 2024.

The Independent Trustees have engaged independent legal counsel to advise on regulatory compliance and other topics. This legal counsel also serves as counsel to the Trust. In addition, the Board has engaged a Chief Compliance Officer (“CCO”) responsible for overseeing compliance risks. The CCO is also an officer of the Trust and reports to the Board at least quarterly on any material compliance items that have arisen. Annually, they provide the Board with a comprehensive compliance report outlining the effectiveness of the Trust’s compliance policies and procedures and those of its service providers. As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Trust’s series and their advisers and sub-advisers. Periodically, the CCO provides reports to the Board that:

●	Assess the quality of the information the CCO receives from internal and external sources;
●	Assess how Trust personnel monitor and evaluate risks;
●	Assess the quality of the Trust’s risk management procedures and the effectiveness of the Trust’s organizational structure in implementing those procedures;
●	Consider feedback from and provide feedback regarding critical risk issues to Trust and administrative and advisory personnel responsible for implementing risk management programs; and
●	Consider economic, industry, and regulatory developments and recommend changes to the Trust’s compliance programs to meet new regulations or industry developments.

Under normal circumstances, the Board meets in person quarterly. It holds four regular meetings annually to consider and act upon matters involving the Trust and the Funds. The Board also may hold special meetings to address matters arising between regular meetings. Beginning in March 2020, the Trustees may conduct quarterly meetings telephonically in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations in light of current travel concerns related to the COVID-19 pandemic. The Trustees acknowledge that all actions that require a vote of the Trustees at an in-person meeting would be ratified, as required by the SEC’s relief, at a later in-person meeting. The Independent Trustees also regularly meet with outside management and are advised by legal counsel. These meetings may take place in person or by telephone. Through the Audit Committee, the Independent Trustees consider and address important matters involving the Funds, including those presenting conflicts or potential conflicts of interest for Trust management. The Board has determined that its committee structure helps ensure that the Funds have effective and independent governance and oversight. The Board reviews its structure regularly and believes that its leadership structure, including having at least two-thirds Independent Trustees, coupled with the responsibilities undertaken by Mr. Ross as Lead Independent Trustee, is appropriate and in the best interests of the Trust, given its specific characteristics. The Board also believes its leadership structure facilitates the orderly and efficient flow of information from fund management to the Independent Trustees.

The Board recognizes that it is impossible to identify all risks that may affect a Fund or to develop processes, procedures, and controls to eliminate or mitigate every occurrence or effect. The Board may change how it conducts its risk oversight role at any time and at its discretion.

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 28

BOARD OVERSIGHT OF RISK

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Trust is the Board’s oversight of the risk management of the Trust’s investment programs and business affairs. The Funds are subject to several risks, such as investment, credit, valuation, operational, legal, compliance, and regulatory risks. The Trust, the Adviser and the other service providers have implemented various processes, procedures and controls to identify risks to the Funds, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur. Different processes, procedures, and controls are employed with respect to different types of risks. These systems include those embedded in the conduct of the regular operations of the Board and in the regular responsibilities of the officers of the Trust and the other service providers.

The Board exercises oversight of the risk management process through the Board itself and through the Audit Committee. In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board requires management of the Adviser and the Trust, including the Trust’s Chief Compliance Officer (“CCO”), to report to the Board and the Audit Committee on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Trust’s independent public accountants on internal control and financial reporting matters. On at least an annual basis, the Independent Trustees meet separately with the Funds’ CCO outside the presence of management to discuss issues related to compliance. Furthermore, the Board receives a quarterly report from the Funds’ CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. The Board also receives quarterly reports from the Adviser on the investments and securities trading of the Funds, including their investment performance, as well as reports regarding the valuation of the Funds’ securities. In addition, in its annual review of the Funds’ advisory agreements, the Board reviews information provided by the Adviser relating to its operational capabilities, financial condition, and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing the number of Funds in the Trust and the effectiveness of its committee structure.

The Board recognizes that it is impossible to identify all risks that may affect a Fund or to develop processes, procedures, and controls to eliminate or mitigate every occurrence or effect. The Board may, at any time and at its discretion, change how it conducts its risk oversight role.

TRUSTEE OWNERSHIP (as of 12/31/2025)

NAME OF DIRECTOR(1)	FUND	DOLLAR RANGE OF EQUITY SECURITIES EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS OVERSEEN BY A DIRECTOR IN THE TIMOTHY PLAN FAMILY OF FUNDS
Interested Trustees
Brian Mumbert	Timothy Plan Small Cap Value Fund	$1 - $10,000
	Timothy Plan Large/Mid Cap Value Fund	$1 - $10,000
	Timothy Plan Large/Mid Cap Growth Fund	$1- $10,000
	Timothy Plan Small/Mid Cap Growth Fund	$1- $10,000
	Timothy Plan Israel Common Values Fund	$1 - $10,000
$1 - $10,000
Mat Staver	Timothy Plan Small Cap Value Fund	$50,001 - $100,000
	Timothy Plan Large/Mid Cap Value Fund	Over $100,000
	Timothy Plan Small/Mid Cap Growth Fund	Over $100,000
	Timothy Plan Large/Mid Cap Growth Fund	Over $100,000
	Timothy Plan Defensive Strategies Fund	$10,001 - $50,000
	Timothy Plan Israel Common Values Fund	$50,001 - $100,000
	Timothy Plan Conservative Growth Fund	$50,001 - $100,000
Over $100,000

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 29

NAME OF DIRECTOR(1)	FUND	DOLLAR RANGE OF EQUITY SECURITIES EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS OVERSEEN BY A DIRECTOR IN THE TIMOTHY PLAN FAMILY OF FUNDS
Independent Trustees
Dale A. Bissonette	None	None	$1 - $10,000
J. Kenneth Blackwell	None	None	None
Richard W. Copeland	Timothy Plan Large/Mid Cap Growth Fund	Over $100,000	Over $100,000
Theron R. Holladay Sr.	Timothy Plan High Yield Bond Fund	$10,001 - $50,000	$10,001 - $50,000
Deborah Travis Honeycutt, MD	None	None	None
Anthereca E. Lane	None	None	None
John C. Mulder	Timothy Plan Defensive Strategies Fund	Over $100,000
	Timothy Plan International Fund	Over $100,000
	Timothy Plan Large/Mid Cap Value Fund	Over $100,000
	Timothy Plan Fixed Income Fund	$1 - $10,000
Over $100,000
Shelly Nahrstedt	None	None	None
Abraham Rivera	None	None	None
Alan M Ross	None	None	$10,001 - $50,000

(1)	Trustees, for their services to the Funds, may purchase Class A shares at NAV; commissions normally charged on A share purchases are waived.

Compensation

The following table indicates the compensation received by each Trustee from the 12 Funds covered in this SAI and from all funds in the Timothy Fund Complex for the fiscal year ended September 30, 2025. As of September 30, 2025, there were 18 funds in the Timothy Fund Complex. The Trust does not maintain a retirement plan for its Trustees.

NAME OF PERSON, POSITION	AGGREGATE COMPENSATION FROM FUNDS	TOTAL COMPENSATION FROM THE TIMOTHY FUND COMPLEX PAID TO DIRECTORS
Interested Trustees
Brian Mumbert(1)	$0	$0
Mat Staver	$0	$0

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 30

NAME OF PERSON, POSITION	AGGREGATE COMPENSATION FROM FUNDS	TOTAL COMPENSATION FROM THE TIMOTHY FUND COMPLEX PAID TO DIRECTORS
Independent Trustees
Dale A. Bissonette	$8,973.68	$14,250.00
J. Kenneth Blackwell(1)(2)	$6,302.64	$10,000.00
Richard W. Copeland	$7,552.64	$12,000.00
Theron R. Holladay Sr.(1)	$7,565.80	$12,000.00
Deborah Travis Honeycutt, MD	$8,815.80	$14,000.00
Anthereca E. Lane(1)	$7,565.80	$12,000.00
John C. Mulder	$7,552.64	$12,000.00
Shelly Nahrstedt(1)	$6,302.64	$10,736.84
Abraham Rivera	$9,763.17	$15,500.00
Alan M Ross	$10,710.52	$17,000.00

(1)

On January 30, 2025, Brian Mumbert, Interested Trustee, J. Kenneth Blackwell, Theron R. Holladay Sr., Anthereca Lane, M.D., and Shelly Nahrstedt, all Independent Trustees, were elected by Proxy to replace Trustees who resigned in 2024.

(2)	Mr. Blackwell stepped down from the Board effective June 2024 and was reelected as a Trustee effective January 2025.

Code of Ethics

The Trust, the Adviser, the investment managers and the Funds’ underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities; however, the Adviser’s and underwriter’s employees are prohibited from purchasing securities that are held by the Funds. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission. Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002, the Trustees amended the Codes of Ethics to accommodate the requirements of Section 406. The amended Codes of Ethics adopted by the Trust, TPL, and each Sub-Adviser, have each been reviewed and ratified by the Board.

Proxy Voting Policies

The Board of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Funds. Records of the Funds’ proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the SEC. The procedures are available on the SEC’s EDGAR database at the SEC’s website (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov). A copy will also be sent to you, free of charge, at your request by writing to the Trust at Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, or calling toll free at 800-662-0201. A summary of the Trust’s Proxy Voting Procedures is also attached to this SAI as Appendix A.

MANAGEMENT OF THE FUNDS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 31

Section 4 |	Control Persons and Principal Holders of Securities

Ownership

Control Person. For the purposes of ownership, “control” means the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A controlling ownership may be detrimental to the other shareholders of a Fund.

PRINCIPAL SHAREHOLDERS | AS OF 12/31/2025

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any class of a Fund. As of December 31, 2025, the following persons were the record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the outstanding shares of a class of the Funds. The Trust, to the best of its knowledge, believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial customers.

NAME OF SHAREHOLDER AND ADDRESS	FUND	FUND CLASS	% OF SHARE CLASS OWNED
CHARLES SCHWAB & CO., INC. SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS 211 MAIN ST SAN FRANCISCO, CA 94105	TIMOTHY PLAN SMALL CAP VALUE FUND	A	8.65%
NFS LLC FEBO/FRANCIS COREY 8418 DERBY CT SPRINGFIELD, VA 22151	TIMOTHY PLAN SMALL CAP VALUE FUND	A	5.91%
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS, MO 63131	TIMOTHY PLAN SMALL CAP VALUE FUND	A	5.65%
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS, MO 63131	TIMOTHY PLAN LARGE/MID CAP VALUE FUND	A	13.88%
CHARLES SCHWAB & CO., INC. SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS 211 MAIN ST SAN FRANCISCO, CA 94105	TIMOTHY PLAN LARGE/MID CAP VALUE FUND	A	9.28%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	TIMOTHY PLAN LARGE/MID CAP VALUE FUND	A	7.53%
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	TIMOTHY PLAN LARGE/MID CAP VALUE FUND	A	5.22%

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 32

NAME OF SHAREHOLDER AND ADDRESS	FUND	FUND CLASS	% OF SHARE CLASS OWNED
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	TIMOTHY PLAN FIXED INCOME FUND	A	33.21%
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS, MO 63131	TIMOTHY PLAN FIXED INCOME FUND	A	21.82%
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS, MO 63131	TIMOTHY PLAN SMALL/MID CAP GROWTH FUND	A	10.50%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	TIMOTHY PLAN SMALL/MID CAP GROWTH FUND	A	7.70%
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	TIMOTHY PLAN SMALL/MID CAP GROWTH FUND	A	5.62%
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS, MO 63131	TIMOTHY PLAN LARGE/MID CAP GROWTH FUND	A	22.05%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	TIMOTHY PLAN LARGE/MID CAP GROWTH FUND	A	6.80%
CHARLES SCHWAB & CO., INC. SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS 211 MAIN ST SAN FRANCISCO, CA 94105	TIMOTHY PLAN LARGE/MID CAP GROWTH FUND	A	6.33%
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS, MO 63131	TIMOTHY PLAN STRATEGIC GROWTH FUND	A	7.11%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	TIMOTHY PLAN STRATEGIC GROWTH FUND	A	7.06%
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS, MO 63131	TIMOTHY PLAN CONSERVATIVE GROWTH FUND	A	17.78%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	TIMOTHY PLAN CONSERVATIVE GROWTH FUND	A	8.12%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	TIMOTHY PLAN INTERNATIONAL FUND	A	26.89%

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 33

NAME OF SHAREHOLDER AND ADDRESS	FUND	FUND CLASS	% OF SHARE CLASS OWNED
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS, MO 63131	TIMOTHY PLAN INTERNATIONAL FUND	A	21.47%
CHARLES SCHWAB & CO., INC. SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS 211 MAIN ST SAN FRANCISCO, CA 94105	TIMOTHY PLAN INTERNATIONAL FUND	A	5.83%
CHARLES SCHWAB & CO., INC. SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS 211 MAIN ST SAN FRANCISCO, CA 94105	TIMOTHY PLAN HIGH YIELD BOND FUND	A	44.50%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	TIMOTHY PLAN HIGH YIELD BOND FUND	A	14.90%
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS, MO 63131	TIMOTHY PLAN HIGH YIELD BOND FUND	A	10.62%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	TIMOTHY PLAN DEFENSIVE STRATEGIES FUND	A	16.99%
CHARLES SCHWAB & CO., INC. SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS 211 MAIN ST SAN FRANCISCO, CA 94105	TIMOTHY PLAN DEFENSIVE STRATEGIES FUND	A	7.53%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	TIMOTHY PLAN ISRAEL COMMON VALUES FUND	A	21.70%
CHARLES SCHWAB & CO., INC. SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS 211 MAIN ST SAN FRANCISCO, CA 94105	TIMOTHY PLAN ISRAEL COMMON VALUES FUND	A	9.44%
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS, MO 63131	TIMOTHY PLAN GROWTH & INCOME FUND	A	14.68%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	TIMOTHY PLAN GROWTH & INCOME FUND	A	12.18%

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 34

NAME OF SHAREHOLDER AND ADDRESS	FUND	FUND CLASS	% OF SHARE CLASS OWNED
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	TIMOTHY PLAN SMALL/MID CAP GROWTH FUND	C	14.47%
LPL FINANCIAL/A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO, CA 92121-3091	TIMOTHY PLAN SMALL/MID CAP GROWTH FUND	C	7.14%
AMERICAN ENTERPRISE INV SVCS/A/C 7725-8202 707 2ND AVENUE SOUTH MINNEAPOLIS, MN 55402	TIMOTHY PLAN SMALL CAP VALUE FUND	C	8.00%
AMERICAN ENTERPRISE INV SVCS/A/C 4096-7383 707 2ND AVENUE SOUTH MINNEAPOLIS, MN 55402	TIMOTHY PLAN LARGE/MID CAP VALUE FUND	C	7.67%
GARY T COUGLE 1316 ROCK CIRCLE DR COLUMBIA, PA 17512	TIMOTHY PLAN LARGE/MID CAP VALUE FUND	C	5.03%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	TIMOTHY PLAN FIXED INCOME FUND	C	30.77%
CHARLES SCHWAB & CO., INC. SPECIAL CUSTODY ACCT FBO CUSTOMERS 211 MAIN ST SAN FRANCISCO, CA 94105	TIMOTHY PLAN FIXED INCOME FUND	C	10.94%
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	TIMOTHY PLAN FIXED INCOME FUND	C	9.21%
LPL FINANCIAL/A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO, CA 92121-3091	TIMOTHY PLAN FIXED INCOME FUND	C	5.33%
AMERICAN ENTERPRISE INV SVCS/A/C 4790-3949 707 2ND AVENUE SOUTH MINNEAPOLIS, MN 55402	TIMOTHY PLAN LARGE/MID CAP GROWTH FUND	C	11.22%
LPL FINANCIAL/A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO, CA 92121-3091	TIMOTHY PLAN LARGE/MID CAP GROWTH FUND	C	5.04%
CHARLES SCHWAB & CO., INC. SPECIAL CUSTODY ACCT FBO CUSTOMERS 211 MAIN ST SAN FRANCISCO, CA 94105	TIMOTHY PLAN STRATEGIC GROWTH FUND	C	8.24%
LAWRENCE H EWERT SR & RUTH H EWERT JTTEN 8610 INDYWOOD DR HAYDEN, ID 83835	TIMOTHY PLAN STRATEGIC GROWTH FUND	C	5.58%

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 35

NAME OF SHAREHOLDER AND ADDRESS	FUND	FUND CLASS	% OF SHARE CLASS OWNED
CONSTELLATION TRUST CO/CONNECT CHURCH TERRY C LEHMANN 403(B) 7 EMPLY SAL RED 351 WINDING ROAD KESWICK, VA 22947	TIMOTHY PLAN STRATEGIC GROWTH FUND	C	5.51%
AMERICAN ENTERPRISE INV SVCS/A/C 5388-3661 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	TIMOTHY PLAN STRATEGIC GROWTH FUND	C	5.36%
CONSTELLATION TRUST CO CUST FBO/MARIE E BATTAGLIA IRA 5500 GLENHANE CT ANTIOCH, CA 94531	TIMOTHY PLAN CONSERVATIVE GROWTH FUND	C	10.19%
LPL FINANCIAL/A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO, CA 92121-3091	TIMOTHY PLAN CONSERVATIVE GROWTH FUND	C	9.42%
CONSTELLATION TRUST CO CUST FBO/ANDREA KRAZEISE 403B SANFORD CRISIS PREGNANCY CENTER 32 MADERA RD DEBARY, FL 32713	TIMOTHY PLAN CONSERVATIVE GROWTH FUND	C	8.82%
AMERICAN ENTERPRISE INV SVCS/A/C 7763-0361 901 SOUTH 3RD AVE MINNEAPOLIS, MN 55402	TIMOTHY PLAN INTERNATIONAL FUND	C	7.16%
CONSTELLATION TRUST CO CUST FBO/LONNY L ANDERSON ROTH IRA 3185 CURTIS LN MANHATTAN, MT 59741	TIMOTHY PLAN INTERNATIONAL FUND	C	5.36%
LPL FINANCIAL/A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO, CA 92121-3091	TIMOTHY PLAN HIGH YIELD BOND FUND	C	16.34%
AMERICAN ENTERPRISE INV SVCS/A/C 4031-7754 901 SOUTH 3RD AVE MINNEAPOLIS, MN 55402	TIMOTHY PLAN HIGH YIELD BOND FUND	C	8.92%
CONSTELLATION TRUST CO CUST FBO/GARY ALEXANDER MERRILL IRA 6104 DIAMOND OAKS BAKERSFIELD, CA 93306	TIMOTHY PLAN DEFENSIVE STRATEGIES FUND	C	16.00%
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	TIMOTHY PLAN DEFENSIVE STRATEGIES FUND	C	14.65%
RAYMOND JAMES & ASSOC INC FBO RJ 255Y2760 880 CARILLON PARKWAY SAINT PETERSBURG, FL 33716-1102	TIMOTHY PLAN DEFENSIVE STRATEGIES FUND	C	6.04%

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 36

NAME OF SHAREHOLDER AND ADDRESS	FUND	FUND CLASS	% OF SHARE CLASS OWNED
CONSTELLATION TRUST CO CUST FBO/NELOUFA R MERRILL IRA 6104 DIAMOND OAKS BAKERSFIELD, CA 93306	TIMOTHY PLAN DEFENSIVE STRATEGIES FUND	C	5.02%
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	TIMOTHY PLAN GROWTH & INCOME FUND	C	13.51%
CONSTELLATION TRUST CO CUST FBO/TAMARA A CAMPBELL IRA 1802 6TH ST E PALMETTO, FL 34221	TIMOTHY PLAN GROWTH & INCOME FUND	C	6.49%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	TIMOTHY PLAN ISRAEL COMMON VALUES FUND	C	16.28%
CHARLES SCHWAB & CO., INC. SPECIAL CUSTODY ACCT FBO CUSTOMERS 211 MAIN ST SAN FRANCISCO, CA 94105	TIMOTHY PLAN ISRAEL COMMON VALUES FUND	C	5.97%
LPL FINANCIAL/A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO, CA 92121-3091	TIMOTHY PLAN ISRAEL COMMON VALUES FUND	C	5.81%
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	TIMOTHY PLAN ISRAEL COMMON VALUES FUND	C	5.59%

MANAGEMENT OWNERSHIP

As of December 31, 2025, the Trustees and Officers, as a group, owned less than 1% of each class of each Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 37

Section 5 |	Other Service Providers

Principal Underwriter

TIMOTHY PARTNERS, LTD.

Timothy Partners, Ltd. (“TPL”), 1055 Maitland Center Commons, Maitland, FL 32751, also acts as the principal underwriter (the “Underwriter”) of the Funds’ shares for the purpose of facilitating the notice filing of shares of the Funds under state securities laws and to assist in sales of shares pursuant to a written underwriting agreement (the “Underwriting Agreement”) approved by the Funds’ Trustees. TPL is not compensated for serving as principal underwriter to the Funds.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state notice filings may be maintained by the Funds.

TPL is a broker/dealer registered with the U.S. Securities and Exchange Commission and is a member in good standing of the Financial Industry Regulatory Authority.

The Funds shall continue to bear the expense of all filing or registration fees incurred in connection with the notice filing of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days’ prior written notice to the other party.

Arthur D. Ally is President of Timothy Partners, Ltd. Mr. Ally had nearly twenty years of experience in the investment industry prior to becoming president of Timothy Plan, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from transactions with any prior employers.

Transfer/Fund Accounting Agent/Administrator

ULTIMUS FUND SOLUTIONS, LLC

Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246 serves as transfer agent, fund accounting agent and administrator to the Trust pursuant to a written agreement dated April 18, 2011, as amended. For the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. Ultimus Fund Solutions, LLC provides various administrative services to the Funds’ shareholders that invest a portion of their Timothy Plan IRA assets in the Federated Hermes money market fund (“Shareholder Services”). Ultimus Fund Solutions, LLC receives compensation from Federated Hermes for the provision of said Shareholder Services.

For the fiscal periods ended September 30, 2023, 2024 and 2025, the Funds paid the following fees for transfer agency, fund accounting and administration to Ultimus Fund Solutions, LLC.

SERVICE	2023	2024	2025
Administration Fees	$2,690,413	$2,892,363	$4,032,896

Distributor

TIMOTHY PARNTERS, LTD.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) for each Class offered by a Fund up to a maximum of 1.00% for Class C shares and 0.25% for Class A shares (of which, up to 0.25% may be service fees to be paid by each respective class of shares to TPL, dealers and others, for providing personal service and/or maintaining shareholder accounts) per annum of its average daily net assets for expenses incurred by the Underwriter in the distribution of the Timothy Plan Funds’ shares.

The fees are paid on a monthly basis, based on a Fund’s average daily net assets attributable to such class of shares.

Pursuant to the Plans, TPL, as underwriter, is paid a fee each month (up to the maximum of 1.00% for Class C shares per annum of average net assets of each Timothy Plan Fund) for expenses incurred in the distribution and promotion of the shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other

OTHER SERVICE PROVIDERS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 38

distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the underwriter. Any expense of distribution in excess of 1.00% for Class C shares per annum will be borne by TPL without any additional payments by the Funds. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by TPL for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

The Plans also provide that to the extent that the Funds, TPL, the investment managers, or other parties on behalf of the Funds, TPL, or the investment managers make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Funds within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plans.

The Board has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Funds to have moneys available for the direct distribution activities of TPL in promoting the sale of the Funds’ shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Funds. The Trustees, including the non-interested Trustees, have concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

The Plans have been approved by the Board, including all of the Trustees who are non-interested persons as defined in the 1940 Act. The Plans must be renewed annually by the Board, including a majority of the Trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the non-interested Trustees. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Trustees on not more than 60 days’ written notice, 2) by the Underwriter on not more than 60 days’ written notice, 3) by vote of a majority of a Fund’s outstanding shares, on 60 days’ written notice, and 4) automatically by any act that terminates the Underwriting Agreement with TPL. TPL or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plans and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of a Fund’s outstanding shares, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

TPL is required to report in writing to the Board of the Funds, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

The following are the principal types of activities for which payments were made, and the amounts for each, for fiscal year ended September 30, 2025.

EXPENSE TYPE	AMOUNT PAID
Advertising	$1,135,538
Printing and Postage	$109,391
Compensation to Broker/Dealers	$2,816,824
Other Expenses	$5,615,500

OTHER SERVICE PROVIDERS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 39

For the fiscal year ended September 30, 2025, TPL was compensated for distribution and service-related 12b-1 expenses by the Funds as follows:

FUND	CLASS A	CLASS C
Small Cap Value Fund	$260,812	$48,050
Large/Mid Cap Value Fund	$481,246	$129,468
Small/Mid Cap Growth Fund	$116,803	$29,517
Large/Mid Cap Growth Fund	$355,446	$105,497
Growth & Income Fund	$34,910	$11,085
Fixed Income Fund	$185,610	$51,200
High Yield Bond Fund	$170,053	$28,337
International Fund	$147,309	$15,664
Israel Common Values Fund	$162,227	$63,675
Defensive Strategies Fund	$106,021	$31,566
Strategic Growth Fund	$78,723	$13,794
Conservative Growth Fund	$83,049	$18,565

Independent Registered Public Accounting Firm

COHEN & COMPANY, LTD.

The firm of Cohen & Company, Ltd., 1350 Euclid Ave., Suite 800, Cleveland, Ohio 44115, has been selected as the independent registered public accounting firm for the Funds for the fiscal year ending September 30, 2026. Cohen & Company, Ltd. performs an annual audit of the Funds’ financial statements and provides financial and accounting services as requested. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

Custodian

US BANK

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Funds’ investments. The custodian acts as the Funds’ depository, safe-keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties. For its custodial services the bank receives, in addition to certain per transaction fees, the greater of $225 per month per fund or (annualized) 1.20 basis points (.00012) for the first $75 million in assets, 1.0 basis point (.00010) on the next $100 million in assets, and 0.75 basis point (.000075) on all amounts over $175 million in assets.

Sub Custodian

BRINKS GLOBAL SERVICES U.S.A. INC.

Brinks Global Services U.S.A. Inc., 184-45 147th Avenue, Springfield Gardens N.Y., provides custody services for the Defensive Strategies Fund’s precious metals investments. The sub custodian acts as the Fund’s precious metals depository, and maintains deposit and withdrawal records in connection with its other duties.

Trust Counsel

SULLIVAN & WORCESTER LLP

Sullivan & Worcester LLP, 1666 K St No #700, Washington, DC 20006, serves as legal counsel for the Trust and Funds.

OTHER SERVICE PROVIDERS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 40

Section 6 |	Brokerage Allocation

Brokerage Transactions

The Funds’ Adviser and/or investment Sub-Advisers, when effecting the purchases and sales of portfolio securities for the account of a Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Fund or the investment manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Adviser and each Sub-Adviser are prohibited from considering brokerage allocation to dealers in consideration of a dealers’ distribution efforts of Portfolio or Fund shares. The Trust has adopted policies and procedures to detect and prohibit brokerage allocation based on broker/dealer Fund share sales.

TPL, through the investment managers, is responsible for making the Funds’ portfolio decisions subject to instructions described in the applicable Prospectus. The Board may, however, impose limitations on the allocation of portfolio brokerage.

Securities held by one Fund may also be held by another Fund or other accounts for which TPL or the investment manager serves as an Adviser or held by TPL or the investment manager for their own accounts. If purchases or sales of securities for a Fund or other entities for which they act as investment Adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TPL or the investment manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when TPL or an investment manager deems the purchase or sale of a security to be in the best interests of one or more Funds or other accounts, they may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other Fund or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an investment manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Funds and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

The Board regularly reviews the brokerage placement practices of the investment managers on behalf of the Funds, and reviews the prices and commissions, if any, paid by the Funds to determine if they were reasonable.

Commissions

The chart below shows the brokerage fees and commissions paid by the Funds for the fiscal years ending September 30, 2023, 2024 and 2025.

FUND	2023	2024	2025
Small Cap Value Fund	$3	$—	$—
Large/Mid Cap Value Fund	$1,725	$7,725	$22,583
Small/Mid Cap Growth Fund	N/A	$—	$—
Large/Mid Cap Growth Fund	$593	$2,003	$9,413
Growth & Income Fund	$5,344	$784	$4,703
Fixed Income Fund	$7,750	$—	$—
High Yield Bond Fund	$11,362	$—	$—
International Fund	$49,743	$53,604	$21,516
Israel Common Values Fund	$11,014	$14,830	$15,107
Defensive Strategies Fund	$14,579	$2,129	$3,141
Strategic Growth Fund	$2,654	$1,107	$5,731
Conservative Growth Fund	$3,259	$1,005	$6,003

BROKERAGE ALLOCATION

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 41

Section 7 |	Purchase, Redemption, and Pricing of Shares

Purchase of Shares

The shares of the Timothy Plan Funds are continuously offered by the distributor. Orders will not be considered complete until receipt by the distributor of a completed account application form, and receipt by the custodian of payment for the shares purchased. Once both are received, such orders will be confirmed at the next determined NAV per share (based upon valuation procedures described in the Prospectus), plus the applicable sales load for Class A shares, as of the close of business of the business day on which the completed order is received, normally 4 p.m. Eastern Time. Completed orders received by the Funds after 4 p.m. will be confirmed at the next business day’s price.

TAX-DEFERRED RETIREMENT PLANS

Shares of the Timothy Plan Funds are available to all types of tax-deferred retirement plans such as individual retirement accounts (“IRAs”), employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. The Timothy Plan Funds sponsor IRAs. Subject to certain income restrictions, individuals, who are active participants in an employer maintained retirement plan, are eligible to contribute on a deductible basis to an IRA account. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred.

A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRAs (Simplified Employee Pension-IRA), they free the employer of many of the record keeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into a Timothy Plan Fund IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer federal income taxes on your contribution and on any income that is earned on that contribution.

The Timothy Plan Funds may be utilized as investment vehicles for employer sponsored and administered 403(b) retirement plans, by schools, hospitals, and certain other tax-exempt organizations or associations. 403(b) contributions, to the extent they satisfy the Plan Document requirements and do not exceed applicable limitations, are excludable from the gross income of the employee for federal income tax purposes.

The Timothy Plan Funds also offer Roth IRAs. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder’s taxable income. The contribution limit for 2025 is up to $7,000 total between a Roth and traditional IRA. Certain catch-up provisions for individuals ages 50 and over as well as income phase-outs apply. You should contact your accountant or other financial professional for more information.

In all these plans, distributions of net investment income and capital gains will be automatically reinvested.

All the foregoing retirement plan options require special plan documents. Please call the Timothy Plan at (800) 846-7526 to obtain information regarding the establishment of retirement plan accounts. In the case of IRAs and 403(b) Plans, Constellation Trust acts as the plan custodian. The Fund custodian, Constellation Trust, charges $25.00 per social security number and account type in connection with plan establishment and maintenance, of which $12.50 is remitted to the Fund underwriter, Timothy Partners, Ltd. These IRA fees are detailed in the plan documents; you should consult your employer’s plan document for details of the expenses incurred by 403(b) accounts. You should consult with your attorney or other tax adviser for specific advice prior to establishing a plan.

DEALER TRANSACTION FEES

Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are in addition to the sales and other charges described in the Prospectus and this SAI. Your dealer will provide you with specific information about any processing or service fees you will be charged.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 42

Redemption of Shares

The redemption price will be based upon the NAV per share (subject to any applicable CDSC for Class C shares) next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the NAV per Class at the time of redemption. Shares of the Timothy Plan Funds may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments, who may charge a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were purchased directly from the Timothy Plan Funds.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Funds reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the U.S. Securities and Exchange Commission as a result of which disposal of securities owned by the Funds is not reasonably predictable or it is not reasonably practicable for the Funds fairly to determine the value of its net assets, or (iii) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Funds.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund, during any 90-day period for any one shareholder.

Payments in excess of this limit will also be made wholly in cash unless the Board believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under “Other Purchase Information” in the applicable Prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

In-kind payments need not constitute a cross-section of a Fund’s portfolio. Where a shareholder has requested redemption of all or a part of the shareholder’s investment, and where a Fund completes such redemption in-kind, that Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder’s basis in the Fund shares redeemed.

Net Asset Value

The NAV and public offering price of each class of the shares of a Fund is determined at the close of trading (which is normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. If the NYSE closes early, the NAV will be determined as of the time of closing. Shares of each Class of the Funds are offered at the public offering price for each Class. The public offering price is each Class’s next calculated NAV plus the applicable sales charge, if any. The NAV per share of each Class is calculated by adding the value of each Fund’s investments, cash and other assets, subtracting liabilities of the Class, and then dividing the result by the number of shares of the Class outstanding. Each Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Fund’s Investment Manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board.

Fair Value Pricing

Under Rule 2a-5 of the 1940 Act, the Board has delegated to the Adviser, as valuation designee, responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances the Adviser will use its best efforts to arrive at the fair value of a security held by a Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Adviser has adopted written policies and procedures, which have been approved by the Board, to guide the Adviser with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

Except for the Israel Common Values, and International Fund which have a higher probability of Fair Value Pricing, the Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. Except for the Israel Common Values and International Funds, the Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, except for those Funds, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced. Examples of when it would be likely that a Fund security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities’ exchange had closed but before the Fund’s NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations; or in the event that the Fixed Income or High Yield Bond Funds were to invest in certain types of bonds that had limited marketability, such as “church bonds”.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 43

When a security is fair value priced, it means that the Adviser or Investment Manager is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available or is otherwise limited. Accordingly, there is always the possibility that the Adviser’s or Investment Manager’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

When a security is Evaluated Priced, it means the Adviser and Investment Manager are relying on a nationally recognized company that provides daily pricing of international and domestic securities. Accordingly, there is the possibility that the pricing firm’s calculations or pricing techniques could be wrong, and as a result the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 44

Section 8 |	Taxation of the Fund

Taxation

The following is only a summary of certain U.S. federal income tax considerations generally affecting a Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Each Timothy Plan Fund intend to qualify each year as a regulated investment company under the Code.

In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund’s total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund’s “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

Shareholders will be subject to federal income taxes on distributions made by a Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long- term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. A redemption of a Fund’s shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares (which normally includes any sales charge paid on Class A shares). An exchange of shares of any Fund for shares of another Fund generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires Class A shares of that Fund or of another Timothy Plan Fund without paying a sales charge due to the 90-day reinstatement or exchange privileges. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. Dividends eligible for designation under the dividends received deduction and paid by a Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

TAXATION OF THE FUND

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 45

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

By law, each Fund must withhold a percentage of your taxable distributions and proceeds (“back-up withholding”) if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so. The withholding provision generally does not apply to nonresident aliens. Ordinarily, distributions and redemption proceeds earned by a Fund’s shareholders are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may be required to withhold federal income tax from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to back-up withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to back-up withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.

A 30% withholding tax on a Fund’s ordinary income and qualified dividend distributions generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Funds will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax adviser regarding the effect of FATCA based on your individual circumstances.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Each class of shares of a Timothy Plan Fund will share proportionately in the investment income and expenses of that Fund, except that each class will incur different distribution expenses.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local taxes.

TAXATION OF THE FUND

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 46

Section 9 |	Calculation of Performance Data

Performance

Performance information for the shares of the Timothy Plan Funds will vary due to the effect of expense ratios on the performance calculations.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from a Fund’s investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, a Fund may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Fund over a 12-month period divided by the current maximum offering price.

U.S. Securities and Exchange Commission (“Commission”) rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by a Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Funds to compute or express performance follows.

AVERAGE ANNUAL TOTAL RETURN QUOTATION

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the NAV on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula.

COMMISSION FORMULA:	WHERE:
P(1+T)[n] = ERV	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return.
	[n]	=	number of years.
	ERV	=

ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

The advertised after-tax returns for a class of a fund are calculated by equaling an initial amount invested in a class of a fund to the ending value, according to the following formulas:

AFTER TAXES ON DISTRIBUTIONS FORMULA:	WHERE:
P(1+T)[n] = ATVD	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual return (after taxes on distributions or after taxes on distributions and redemptions as applicable,
AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS FORMULA:	[n]	=	number of years.
P(1+T)[n]—ATVDR	ATVD	=

ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods (or fractional portion), after taxes on redemption.

	ATVDR	=

ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods (or financial portion) after taxes on fund distributions and redemption.

CALCULATION OF PERFORMANCE DATA

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 47

Information on the calculations of the funds is available in the Performance section of the Prospectus.

YIELD QUOTATION

A fund’s “yield” is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield Quotation Formula:	WHERE:
Yield = 2[(a-b/cd+1)[6] – 1]	a	=	dividends and interest earned during the period
	b	=	expenses accrued for the period (net of reimbursements)
	c	=	the average daily number of shares outstanding during the period that were entitled to receive dividends
	d	=	the maximum offering price per share on the last day of the period.

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a fund owns the security. Generally, interest earned (for the purpose of “a” above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

Information on the calculations of the funds is available in the Performance section of the Prospectus.

CALCULATION OF PERFORMANCE DATA

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 48

Section 10 |	Financial Statements

The Trust’s financial statements, including the notes thereto, dated September 30, 2025, which have been audited by Cohen & Company, Ltd., Independent Registered Public Accounting Firm, are incorporated by reference from the Timothy Plan’s September 30, 2025, Annual Report to Shareholders.

FINANCIAL STATEMENTS

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 49

Appendix A |	Proxy Voting Policy

Preface

Timothy Partners, Ltd. (“Adviser”) is registered with the Securities and Exchange Commission as an investment Adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”). Pursuant to an advisory agreement between Adviser and The Timothy Plan (the “Trust”), Adviser manages the assets of the Timothy Plan Funds (the “Funds”). As the investment Adviser to the Funds, Adviser is responsible for voting all proxies related to securities held in the Funds’ investment portfolios. Because the Funds’ Sub-Advisers, under the close scrutiny of the Adviser, perform economic and management analyses of the companies in which the Funds are invested, Adviser looks to the Funds’ Sub-Advisers to vote proxies, and each Sub-Advisers’ proxy policies and procedures are incorporated herein by specific reference.

Adviser, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisers Act, has designed this proxy voting policy (the “Policy”) to reflect its commitment to vote all proxies, when called upon to vote by a Sub-Adviser who perceives a potential conflict or for any other reason, in a manner consistent with the best interests of the Funds’ shareholders. Sub-Advisers, and Adviser, consistent with their duty of care, will monitor corporate actions for those issuers whose securities are called upon to vote. Consistent with its duty of loyalty, Adviser will, in all cases, vote, or cause Sub-Advisers to vote, to promote the Funds’ shareholders’ best interests. In determining how to vote proxies, Adviser and Sub-Advisers shall initially review each Proxy subject to perform an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Further, Adviser and Sub-Advisers will not subordinate the economic interest of the Funds’ shareholders to their own interests or to that of any other entity or interested party.

Key Proxy Voting Issues

All votes shall initially be reviewed subject to an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus. Subsequent to the moral analysis, all votes shall be on a company-by-company basis, and each issue shall be considered in the context of the company under review, and the various economic impacts such issues may have on the Funds’ stated investment objectives. Adviser will give great weight to the views of management if and only if the issues involved will not have a negative impact on the Funds’ shareholder values. In all other cases, Adviser will engage in an independent analysis of the impact that the proposed action will have on shareholder values.

BOARD OF TRUSTEES

Electing directors is one of the most important rights of stock ownership that company shareholders can exercise. Adviser believes that company directors should act in the long-term best interests of the company’s shareholders and the company as a whole. Generally, subsequent to the moral considerations addressed above, when called upon by a Sub-Adviser to vote, Adviser will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company’s shareholders. Adviser will consider the following factors in deciding how to vote proxies relating to director elections:

i.

In re-electing incumbent directors, the long-term performance of the company relative to its peers – Adviser will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company’s performance.

ii.

Whether the slate of director nominees promotes a majority of independent directors on the full board – Adviser believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

iii.	A director nominee’s attendance at less than 75% of required meetings – Frequent non-attendance at board meetings will be grounds for voting against re-election.

iv.

Existence of any prior SEC violations and/or other criminal offenses – Adviser will not vote in favor of a director nominee who, to Adviser’s actual knowledge, is the subject of SEC or other criminal enforcement actions.

Adviser believes that it is in the shareholders’ best interests to have bright and experienced directors serving on a company’s board. To this end, Adviser believes that companies should be allowed to establish director compensation packages that attract and retain desirable directors. Adviser will consider whether proposals relating to director compensation are reasonable in relation to the company’s performance and resources. Adviser will vote in favor of proposals that seek to impose reasonable limits on director compensation.

In all other issues that may arise relating to the Board of Directors, Adviser will vote against all proposals that benefit directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders. As previously stated, each issue will be analyzed on an issue-by-issue basis.

APPENDIX A

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 50

CORPORATE GOVERNANCE

Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company. When called upon by a Sub-Adviser to vote:

i.

Corporate Defenses | Although Adviser will review each proposal on a case-by-case basis, Adviser will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Adviser will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

ii.

Corporate Restructuring | These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining the vote on these types of proposals, Adviser will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company’s long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

iii.

Capital Structure | Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, Adviser will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. Adviser will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

iv.

Executive Compensation | Adviser believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. Adviser also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, Adviser will vote in favor of proposals that provide challenging performance objectives to company executives, and which serve to motivate executives to better performance. Adviser will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

i.

Adviser will vote against shareholder proposals that summarily restrict executive compensation without regard to the company’s performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

v.

Independent Registered Public Accounting Firm | The engagement, retention and termination of a Company’s Independent Registered Public Accounting Firm must be approved by the Company’s audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the Company, except for directors’ fees. In reliance on the audit committee’s recommendation, Adviser generally will vote to ratify the employment or retention of a Company’s independent auditors unless Adviser is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the Company’s financial position.

SHAREHOLDER RIGHTS

State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. When called upon by a Sub-Adviser to vote, Adviser will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. In all cases, Adviser will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

SOCIAL AND ENVIRONMENTAL ISSUES

When called upon by a Sub-Adviser to vote, in determining how to vote proxies in this category, Adviser will consider the following factors:

i.	Whether the proposal creates a stated position that could affect the company’s reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;

ii.	The percentage of assets of the company that will be devoted to implementing the proposal;

iii.	Whether the issue is more properly dealt with through other means, such as through governmental action;

iv.	Whether the company has already dealt with the issue in some other appropriate way; and

APPENDIX A

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 51

v.	What other companies have done in response to the issue.

While Adviser generally supports shareholder proposals that seek to create good corporate citizenship, Adviser will vote against proposals that would tie up a large percentage of the assets of the company. Adviser believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders. Adviser will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. Adviser will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

Proxy Voting Procedures

THE PROXY VOTING OFFICER

Adviser hereby appoints Mr. Brian Mumbert as the person responsible for voting all proxies relating to securities held in the Funds’ accounts (the “Proxy Voting Officer”) when called upon by a Sub-Adviser to vote. The Proxy Voting Officer shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on the matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

If, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to cast a particular vote in a manner that is contrary to this policy, the Adviser shall submit a request for a waiver to the Board of Trustees of the Trust (the “Board”), stating the facts and reasons for the Proxy Voting Officer’s belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

In addition, if, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer’s belief and shall present this summary to the Board along with other reports required in Section 3 below.

CONFLICT OF INTEREST TRANSACTIONS

The Proxy Voting Officer shall submit to the Trust’s Board of Trustees all proxies solicitations that, in the Proxy Voting Officer’s reasonable belief, present a conflict between the interests of the Fund shareholders on one hand, and those of an Adviser or any of its affiliated persons/entities (each, an “Advisory Entity”). Conflict of interest transactions include, but are not limited to, situations where:

●	an Advisory Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuer’s management or the soliciting shareholder(s);

●	an Advisory Entity provides advisory, brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;

●	an Advisory Entity has a personal or business relationship with a candidate for directorship; or

●	an Advisory Entity manages a pension plan or administers an employee benefit plan, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the affiliated party whose interests in the transaction are believed to be contrary to the interests of the Funds, a brief description of the conflict, and any other information in the Proxy Voting Officer’s possession that would enable the Board to make an informed decision on the matter. The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

REPORT TO THE BOARD OF TRUSTEES

The Proxy Voting Officer shall, from reports received from Sub-Advisers and votes cast when called upon by a Sub-Adviser to vote, compile and present to the Board of Trustees an annual report of all proxy solicitations received by the Funds, including for each proxy solicitation, (i) the name of the issuer; (ii) the exchange ticker symbol for the security; (iii) the CUSIP number; (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on; (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast its vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with this Policy, and if inconsistent, an explanation of why the vote was cast in such manner. The report shall also include a summary of all transactions which, in the Proxy Voting Officer’s reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

RESPONDING TO FUND SHAREHOLDERS’ REQUEST FOR PROXY VOTING DISCLOSURE

Consistent with this Policy, Sub-Advisers shall submit to Timothy Partners, Ltd. a complete proxy voting record to be filed with the Securities and Exchange Commission on an annual basis for each period ending June 30th on SEC Form N-PX. In addition, the Proxy Voting Officer shall make the Fund’s proxy voting record available to any Fund shareholder who may wish to review such record through The Timothy Plan website. The Timothy

APPENDIX A

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 52

Plan website shall notify shareholders of the Fund that the Fund’s proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust’s toll-free number as listed in its current prospectus. Timothy Partners shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

Record Keeping

In connection with this Policy, the Proxy Voting Officer, when called upon by a Sub-Adviser to vote, shall maintain a record of the following:

●

copies of all proxy solicitations received by the Fund, including a brief summary of the name of the issuer of the portfolio security, the exchange ticker symbol for the security, the CUSIP number, and the shareholder meeting date;

●	a reconciliation of the proxy solicitations received and number of shares held by the Fund in the company;

●	the analysis undertaken to ensure that the vote cast is consistent with this Policy;

●	copies, if any, of all waiver requests submitted to the Board and the Board’s final determination relating thereto;

●	copies, if any, of all documents submitted to the Board relating to conflict of interest transactions and the Board’s final determination relating thereto;

●	copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;

●	copies of all votes cast;

●	copies of all quarterly summaries presented to the Board; and

●	copies of all shareholder requests for the Fund’s proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by Adviser pursuant to Rule 204-2 of the Advisers Act. Copies shall be provided to Timothy Partners, Ltd. promptly upon request.

Summary

Timothy Partners, Ltd. (the “Adviser”) is registered with the Securities and Exchange Commission as an Investment Adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Pursuant to an advisory agreement between Adviser and The Timothy Plan (the “Trust”), the Adviser manages the assets of The Timothy Plan Family of Funds (the “Funds”). As the Investment Adviser to the Funds, the Adviser is responsible for voting all proxies related to securities held in their investment portfolios. With the approval of the Board of Trustees of the Trust (the “Board”), the Adviser has delegated day-to-day money management responsibilities for certain of the Funds to Sub-Advisers. Because a Fund’s Sub-Adviser, under the close scrutiny of the Adviser, monitors and reviews the companies in which the Fund invests, the Adviser has delegated its authority to vote proxies to the Fund’s Sub-Adviser. Each Sub-Adviser’s proxy voting policies and procedures have been reviewed by the Adviser and the Board.

Adviser, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisers Act, will vote, or cause the Funds’ Sub-Advisers to vote, proxies in a manner that promotes the shareholders’ best interests. In determining how to vote proxies, the Adviser and the Sub-Advisers shall review each proxy proposal, analyze the impact each proposal may have on the moral considerations set forth in the Funds’ Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Adviser and the Sub-Advisers will not subordinate the economic interests of the Funds’ shareholders to their own interests or to that of any other entity or interested party. In the event that a conflict of interest arises between an Adviser or a Sub-Adviser and a Fund, a complete description of the conflict will be presented to the Board, and the proxy will be voted as directed by the Board.

A copy of Adviser’s Proxy Voting Policies and Procedures may be obtained by calling The Timothy Plan at 1-(800)-846-7526 or may be viewed online at www.timothyplan.com. A copy also may be obtained from Fund documents filed with the SEC at its website www.sec.gov. A record of the actual proxy votes cast by each Fund also is available upon request made to the Timothy Plan either by phone or by contacting Timothy Plan on its website.

APPENDIX A

STATEMENT OF ADDITIONAL INFORMATION (CLASS A & C) / 53

Intentionally Left Blank

Intentionally Left Blank

PART C. OTHER INFORMATION

Item 28. Exhibits

a.	Articles of Incorporation - Copy of Agreement and Declaration of Trust, of The Timothy Plan, a Delaware Business Trust (effective 2002 the Delaware Statutory Trust Act), filed on April 30, 1996, as an Exhibit to Registrant’s Post-Effective Amendment and incorporated herein by reference.

b.	By-Laws – Copy of Agreement and Declaration of Trust of The Timothy Plan a Delaware Business Trust (effective 2002 the Delaware Statutory Trust Act), filed on April 30, 1996, as an Exhibit to Registrant’s Post-Effective Amendment and incorporated herein by reference.

c.	Instruments Defining Rights of Security Holders – Copy of Agreement and Declaration of Trust of The Timothy Plan a Delaware Business Trust (effective 2002 the Delaware Statutory Trust Act), filed on April 30, 1996, as an Exhibit to Registrant’s Post-Effective Amendment and incorporated herein by reference.

d.	Investment Advisory Contracts

(1)	Registrant’s Copy of Consolidated and Restated Investment Advisory Agreement with Timothy Partners, Ltd. filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

(2)	Registrant’s Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd and Chartwell Investment Partners of behalf of the Timothy Plan Aggressive Growth Fund, (KNA Small/Mid Cap Growth Fund) filed as an Exhibit to Registrant’s Post Effective Annual Amendment effective May 1, 2024, and incorporated herein by reference.

(3)	Registrant’s Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Chartwell Investment Partners, on behalf of the Timothy Plan Large/Mid Cap Growth Fund, filed as Exhibit to Registrant’s Post Effective Annual Amendment on April 15, 2020, and incorporated herein by reference.

(4)	Registrant’s Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Eagle Global Advisors , on behalf of the Timothy Plan International Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on May 2, 2007, and incorporated herein by reference.

(5)	Registrant’s Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Eagle Global Advisors, on behalf of the Timothy Plan Israel Common Values Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on October 11, 2011, and incorporated herein by reference.

(6)	Registrant’s Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Westwood Management Group, on behalf of the and Timothy Plan Small-Cap Value Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on April 27, 2006, and incorporated herein by reference.

(7)	Registrant’s Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Westwood Management Group, on behalf of the Timothy Plan Large/Mid Cap Value Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on April 27, 2006, and incorporated herein by reference.

(8)	Copy of Interim Sub-Investment Advisory Agreement with Timothy Partners, Ltd. and Barrow, Hanley & Mewhinney & Strauss, on behalf of the Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Growth and Income Fund and Timothy Plan Defensive Strategies Fund Fixed Income Allocation dated November 17, 2020, filed as an Exhibit to Registrant’s Post Effective Annual Amendment on January 28, 2021, and incorporated herein by reference.

(9)	Copy of Sub-Investment Advisory Agreement with Timothy Partners, Ltd. and Barrow, Hanley & Mewhinney & Strauss, on behalf of the Timothy Plan Fixed Income Fund , Timothy Plan High Yield Bond Fund, Timothy Growth and Income Fund and Timothy Plan Defensive Strategies Fund Fixed Income Allocation, filed as an Exhibit to Registrant’s Post Effective Annual Amendment on January 28, 2021, and incorporated herein by reference.

(10)	Copy of Interim Sub-Investment Advisory Agreement with Timothy Partners, Ltd. and Chilton Capital Management, LLC on behalf of the Timothy Plan Defensive Strategies Fund REIT Allocation, dated November 1, 2020, filed as an Exhibit to Registrant’s Post Effective Amendment on January 28, 2021, and incorporated herein by reference.

(11)	Copy of Sub-Investment Advisory Agreement with Timothy Partners, Ltd. and Chilton Capital Management, LLC on behalf of the Timothy Plan Defensive Strategies Fund REIT Allocation, filed as an Exhibit to Registrant’s Post Effective Amendment on January 28, 2021, and incorporated herein by reference.

(12)	Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and CoreCommodity, LLC, on behalf of the Timothy Plan Defensive Strategies Fund, filed as Exhibit Registrant’s Post Effective Amendment on May 1, 2024, and incorporated herein by reference.

(13)	Copy of Sub-Investment Advisory Agreement by and between Timothy Partners, Ltd. and Victory Capital Management, Inc, on behalf of the Timothy Plan US Large Cap Core ETF, Timothy Plan US Small- Cap Core ETF, Timothy Plan International ETF, and Timothy Plan US High Dividend Stock ETF, filed as an Exhibit to Registrant’s Post-Effective Amendment filed on April 30, 2019, and incorporated herein by reference.

(14)	Advisory Fee Waiver Agreement by and between Timothy Partners, LTD and The Timothy Plan (the “Trust”), dated November 21, 2025, is filed as an Exhibit to Registrant’s Post-Effective Amendment effective February 1, 2026, and incorporated herein by reference.

e.	Underwriting Contracts

(1)	Copy of Registrant’s Underwriting Agreement with Timothy Partners, Ltd., filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2024, and incorporated herein by reference.

(2)	Form of Registrant’s Underwriting Agreement with Foreside Distributors, on behalf of the Timothy Plan ETF Funds, filed as an Exhibit to Registrant’s Post-Effective Amendment filed on January 24, 2023, and incorporated herein by reference.

f.	Bonus or Profit-Sharing Contracts - Not Applicable

g.	Custodian Agreements

(1)	Copy of Registrants Custodian Agreement with Star Bank N.A. (k/n/a U.S. Bank N.A.), filed as an Exhibit to Registrant’s Post-Effective Amendment on April 30, 2002, and incorporated herein by reference.

(2)	Copy of Registrants Custodian Agreement with Citibank, N.A. for the Timothy Plan ETF Funds, filed as an Exhibit to Registrant’s Post-Effective Amendment on April 30, 2019, and incorporated herein by reference.

(2.a)	Copy of Registrants Amendment No. 3 to Custodian Agreement with Citibank, N.A. for the Timothy Plan Timothy ETF Funds, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

(2.b)	Copy of Registrants Amendment No. 4 to Custodian Agreement with Citibank, N.A. for Timothy Plan, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 28, 2025, and incorporated herein by reference.

(3)	Copy of Registrants Brinks Precious Metals Storage Agreement for the Timothy Plan Funds, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

(4)	Copy of Registrants Custodian Agreement with U.S. Bank National Association, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 28, 2025, and incorporated herein by reference.

(4.a)	Copy of Registrants Amendment No. 1 to Custodian Agreement with U.S. Bank National Association, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 28, 2025, and incorporated herein by reference.

(4.b)	Copy of Registrants Amendment No. 2 to Custodian Agreement with U.S. Bank National Association, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 28, 2025, and incorporated herein by reference.

(4.c)	Copy of Registrants Amendment No. 3 to Custodian Agreement with U.S. Bank National Association, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 28, 2025, and incorporated herein by reference.

(4.d)	Copy of Registrants Amendment No. 4 to Custodian Agreement with U.S. Bank National Association, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 28, 2025, and incorporated herein by reference.

(4.e)	Copy of Registrants Amendment No. 5 to Custodian Agreement with U.S. Bank National Association, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 28, 2025, and incorporated herein by reference.

(4.f)	Copy of Registrants Amendment No. 6 to Custodian Agreement with U.S. Bank National Association, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 28, 2025, and incorporated herein by reference.

(4.g)	Copy of Registrants Amendment No. 7 to Custodian Agreement with U.S. Bank National Association, filed as an Exhibit to Registrant’s Post-Effective Amendment on January 28, 2025, and incorporated herein by reference.

h.	Other Material Contracts

(1)	Form of Mutual Fund Master Services Agreement with Ultimus Fund Solutions, LLC, filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2024, and incorporated herein by reference.

(1.a)	Copy of Mutual Fund Master Services Agreement with Ultimus Fund Solutions, LLC, filed as an Exhibit to Registrant’s Post-Effective Amendment effective February 1, 2025, and incorporated herein by reference.

(2)	Copy of Transfer Agent, Administrative and Fund Accounting Agreement with Citi Fund Services Ohio and Citibank, N.A ., filed as an Exhibit to Registrant’s Post-Effective Amendment on April 29, 2019, and incorporated herein by reference.

(2.a)	Copy of Registrant’s Amendment No.2 to Transfer Agent, Administrative and Fund Accounting Agreement with Citi Fund Services Ohio and Citibank, N.A ., for the Timothy Plan ETF Funds filed as an Exhibit to Registrant’s Post-Effective Amendment on January 24, 2023, and incorporated herein by reference.

(3)	Copy of Trustee Powers of Attorney filed as an Exhibit to Registrant’s Post-Effective Amendment effective February 1, 2026, and incorporated herein by reference.

(4)	Copy of Northern Lights Consulting Agreement executed January 28, 2022, filed as an Exhibit to Registrant’s Post Effective Annual Amendment effective February 1, 2024, and incorporated herein by reference.

(5)	Copy of Goldman Sachs Futures and Options Contract, executed November 8, 2018, filed as an Exhibit to Registrant’s Post Effective Annual Amendment effective February 1, 2024 and incorporated herein by reference.

(5.a)	Copy of Amendment 1 to Goldman Sachs Futures and Options Contract, executed, October 30, 2019, filed as an Exhibit to Registrant’s Post Effective Annual Amendment effective February 1, 2024, and incorporated herein by reference.

(6)	Copy of Egan Jones Proxy Services Agreement, effective February 1, 2024, filed as an Exhibit to Registrant’s Post Effective Annual Amendment effective February 1, 2024 and incorporated herein by reference.

(7)	Copy of Northern Lights Consulting Agreement, effective February 2, 2022, filed as an Exhibit to Registrant’s Poste Effective Annual Amendment effective May 1, 2024, and incorporated herein by reference.

(8)	Copy of Pine Advisors Services Agreement, effective May 1, 2025, filed as an Exhibit to Registrant’s Poste Effective Annual Amendment effective May 1, 2025, and incorporated herein by reference.

i.	Opinion and Consent of Counsel – Opinion and Consent of Sullivan & Worcester, LLP., filed as an Exhibit to Registrant’s Post-Effective Amendment effective February 1, 2026, and incorporated herein by reference.

j.	Other Opinions. Consent of Cohen & Company, Ltd. Filed as an Exhibit to Registrant’s Post Effective Amendment effective February 1, 2026, and incorporated herein by reference.

k.	Omitted Financial Statements - None

l.	Initial Capital Agreements – Investment letters between the Registrant and its initial shareholders, filed as an Exhibit to Registrant’s Post-Effective Amendment on April 30, 1996, are hereby incorporated by reference.

m.	Rule 12b-1 Plans

(1)	Registrant’s Plan of Distribution for Class A Shares, which was filed as an Exhibit to Registrant’s Post- Effective Amendment on March 18, 1999, and incorporated herein by reference.

(2)	Registrant’s Plan of Distribution for Class C shares, which was filed as an Exhibit to Registrant’s Post-effective Amendment on March 18, 1999, and incorporated herein by reference.

(3)	Registrant’s Copy of Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on May 2, 2007, and incorporated herein by reference.

(4)	Registrant’s Copy of Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on May 2, 2007, and incorporated herein by reference.

(5)	Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on August 6. 2009, and is incorporated herein by reference.

(6)	Registrant’s Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective on August 6, 2009, is hereby incorporated by reference.

(7)	Registrant’s Copy of Amendment to Plan of Distribution for Class C shares, adding the Timothy Plan Israel Common Values Fund, filed as an Exhibit to Registrant’s Post-Effective Amendment on October 11, 2011, and incorporated herein by reference.

(8)	Registrant’s Copy of Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on October 11, 2011, and incorporated herein by reference.

(9)	Registrant’s Copy of Amended Plan of Distribution for Class C shares, adding the Timothy Plan Growth and Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective on October 1, 2013, is hereby incorporated by reference.

(10)	Registrant’s Copy of Amended Plan of Distribution for Class A shares, adding the Timothy Plan Growth and Income Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment on October 1, 2013, is hereby incorporated by reference.

n.	Rule 18f-3 Plan

(1)	Registrant’s Copy of Multiple Class Plan filed as an Exhibit to Registrant’s Post-Effective Amendment, on January 24, 2023, and incorporated herein by reference.

o.	Reserved

p.	Code of Ethics

(1)	Copy of Code of Ethics for the Timothy Plan, filed as an Exhibit to Registrant’s Post- Effective Amendment effective February 1, 2026, and incorporated herein by reference.

(2)	Copy of Code of Ethics for Timothy Partners Ltd., filed as an Exhibit to Registrant’s Post- Effective Amendment effective February 1, 2026, and incorporated herein by reference.

(3)	Copy of Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, LLC, dated February 14, 2025, filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2025, and incorporated herein by reference.

(4)	Copy of Code of Ethics of Chartwell Investment Partners filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2024, and incorporated herein by reference.

(5)	Copy of Code of Ethics of Chilton Capital Management, LLC dated January 2024, filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2024, and incorporated herein by reference.

(6)	Copy of Code of Ethics of Eagle Global Advisors, LLC, dated November 11, 2024, filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2025, and incorporated herein by reference.

(7)	Copy of Code of Ethics of CoreCommodity, LLC, dated October 2024, filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2025, and incorporated herein by reference.

(8)	Copy of Code of Ethics of Westwood Management Corp., dated July 30, 2024, filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2025, and incorporated herein by reference.

(9)	Copy of Code of Ethics of Victory Capital Management, Inc. dated July 1, 2023, filed as an Exhibit to Registrant’s Post-Effective Amendment effective May 1, 2025, is hereby incorporated by reference.

(10)	Copy of Code of Ethics of Raymond James Investment Management, dated February 5, 2024, filed as an Exhibit to Registrant’s Post-Effective Amendment dated January 28, 2025, is hereby incorporated by reference.

Item 29.	Persons Controlled by or Under Common Control with Registrant - None

Item 30.	Indemnification

Under the terms of the Delaware Business Trust Act (effective 2002 the Delaware Statutory Trust Act) and the Registrant’s Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every officer and Trustee of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a officer or Trustee of the Trust; provided that nothing contained in the Agreement and Declaration of Trust shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The By-Laws provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust), by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth above. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person did not meet the requisite standard of conduct set forth above.

The By-Laws further provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The By-Laws provide no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of an officer’s or Trustee’s office with the Trust. Further no indemnification shall be made:

(a) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(b) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval as set forth below is obtained.

The By-Laws provide to the extent that an officer or Trustee has been successful, on the merits or otherwise, in the defense of any proceeding as set forth above before a court or other body before whom a proceeding was brought, the officer or Trustee shall be indemnified against expenses actually and reasonably incurred by the officer or Trustee in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the officer or Trustee was not liable by reason of the disabling conduct also as set forth above.

Except as provided for in the preceding paragraph, the By-Laws provide that any indemnification provided therein shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the officer or Trustee is proper in the circumstances because the officer or Trustee has met the applicable standard of conduct as set forth above and is not prohibited from indemnification because of the disabling conduct also as set forth above, by:

(a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940);

(b) A written opinion by an independent legal counsel; or

(c) The shareholders; however, shares held by an officer or Trustee who is a party to the proceeding may not be voted on the subject matter.

The By-Laws permit expenses incurred in defending any proceeding as set forth above to be advanced by the Trust before the final disposition of the proceeding if (a) receipt of a written affirmation by the officer or Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification as set forth therein and a written undertaking by or on behalf of the officer or Trustee, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not me those requirements, and (b) a determination would not preclude indemnification as set forth therein. Determinations and authorizations of payments must be made in the manner specified above for determining that the indemnification is permissible.

No indemnification or advance is permitted under the By-Laws, with limited exceptions as set forth therein, in any circumstances where it appears:

(a) That it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b) That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

The Trustees and officers of the Trust are entitled and empowered under the Agreement and Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not a Fund would have the power to indemnify him against such liability under the Agreement and Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, the officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

Item 31.   Business and Other Connections of the Investment Manager

(1.)	Covenant Funds, Inc., a Florida corporation and the managing general partner of the advisor, Timothy Partners, Ltd. Arthur D. Ally, is President and 75% shareholder of this corporation.

Item 32.   Principal Underwriter.

(1.a)	Timothy Partners, Ltd. is the principal underwriter for the Trust and currently acts only as an underwriter for the Trust.

(1.b)	The table below sets forth certain information as to the Underwriter’s directors, officers and control persons:

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with the Trust
Arthur D. Ally 1055 Maitland Center Commons Maitland, FL 32751	President of Timothy Partners, Ltd.	None

(1. c)	None

Item 33.	Location of Accounts and Records.

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Trust at 1055 Maitland Center Commons, Maitland, Florida 32751, except for those maintained by the Trust’s custodians, US Bank, N.A., 425 Vine Street, Cincinnati, Ohio, 45202, CitiBank, N.A. 388 Greenwich Street, New York, NY 10013 and the Registrant’s administrator, transfer, redemption/ dividend disbursing agent and accounting services agent, Ultimus Fund Solutions, LLC., 4221 N. 203rd St, Suite 100, Elkhorn, NE 68022-3474.

Each adviser (or sub-adviser) will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address of record for each separate series of the Trust that the adviser manages.

Item 34.	Management Services None

Item 35.	Undertakings.

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Agreement and Declaration of Trust and By-Laws in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

EXHIBIT INDEX

Exhibit Number	Description
28. d. (14)	Advisory Fee Waiver Agreement
28. h. (3)	Trustee Powers of Attorney
28. i	Consent of Sullivan & Worcester, LLP
28. j	Consent of Cohen & Company, Ltd
28. p. (1)	Timothy Plan - Code of Ethics
28. p. (2)	Timothy Partners - Code of Ethics

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act, and the Registrant has duly caused this Post-Effective Amendment to the Registrant’s Registration Statement to be signed on its behalf by the undersigned,  thereto duly authorized, in the city of Maitland and the State of Florida on January 28, 2026.

THE TIMOTHY PLAN

By:	/s/ Brian Mumbert
BRIAN MUMBERT
President

Pursuant to the requirements of the Securities Act, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Brian Mumbert*	President, Principal Executive Officer and Trustee	January 28, 2026
BRIAN MUMBERT

/s/ Mathew D. Staver*	Trustee	January 28, 2026
MATHEW D. STAVER

/s/ Dale Bissonette*	Trustee	January 28, 2026
DALE BISSONETTE

/s/ Kenneth Blackwell*	Trustee	January 28, 2026
KENNETH BLACKWELL

/s/ Richard W. Copeland*	Trustee	January 28, 2026
RICHARD W. COPELAND

/s/ Theron Holladay*	Trustee	January 28, 2026
THERON HOLLADAY

/s/ Deborah Honeycutt*	Trustee	January 28, 2026
DEBORAH HONEYCUTT

/s/ Anthereca E. Lane*	Trustee	January 28, 2026
ANTHERECA E. LANE

/s/ John C. Mulder*	Trustee	January 28, 2026
JOHN C. MULDER

/s/ Shelly Nahrstedt*	Trustee	January 28, 2026
SHELLY NAHRSTEDT

/s/ Abraham M. Rivera*	Trustee	January 28, 2026
ABRAHAM M. RIVERA

/s/ Alan M. Ross*	Trustee	January 28, 2026
ALAN M. ROSS

/s/ Greg Ally*	Treasurer and Principal Financial Officer	January 28, 2026
GREG ALLY

*	By: /s/ Brian Mumbert, Attorney-in-Fact, pursuant to powers of attorney incorporated herein by reference as filed with SEC with Post Effective Amendment No.126.